ARMADA FUNDS PROSPECTUS
                           A, B AND C SHARES (RETAIL)

                                 OCTOBER 1, 2003
                             AS AMENDED JUNE 8, 2004

                                  EQUITY FUNDS
                            INTERNATIONAL EQUITY FUND
                           LARGE CAP CORE EQUITY FUND
                              LARGE CAP GROWTH FUND
                              LARGE CAP VALUE FUND
                               MID CAP GROWTH FUND
                               MID CAP VALUE FUND
                               S&P 500 INDEX FUND
                               SMALL CAP CORE FUND
                              SMALL CAP GROWTH FUND
                              SMALL CAP VALUE FUND
                             TAX MANAGED EQUITY FUND

                             ASSET ALLOCATION FUNDS
                           AGGRESSIVE ALLOCATION FUND
                            BALANCED ALLOCATION FUND
                          CONSERVATIVE ALLOCATION FUND

                               FIXED INCOME FUNDS
                                    BOND FUND
                            GOVERNMENT MORTGAGE FUND
                             INTERMEDIATE BOND FUND
                           LIMITED MATURITY BOND FUND
                           TOTAL RETURN ADVANTAGE FUND
                              ULTRA SHORT BOND FUND

                               TAX FREE BOND FUNDS
                        INTERMEDIATE TAX EXEMPT BOND FUND
                    MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
                     OHIO INTERMEDIATE TAX EXEMPT BOND FUND
                  PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

[SAILBOAT LOGO]
ARMADA(R)
  FUNDS
WWW.ARMADAFUNDS.COM

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (Armada) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about Class A, Class B and Class C Shares of the Funds before investing. Armada also offers Class A, Class B and Class C Shares of Armada money market funds in a separate prospectus. To obtain more information on Armada Funds, visit us on-line at WWW.ARMADAFUNDS.COM or call 1-800-622-FUND
(3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                      PAGE
                                                                      ----

ARMADA INTERNATIONAL EQUITY FUND........................................ 2
ARMADA LARGE CAP CORE EQUITY FUND....................................... 6
ARMADA LARGE CAP GROWTH FUND............................................ 9
ARMADA LARGE CAP VALUE FUND.............................................12
ARMADA MID CAP GROWTH FUND..............................................15
ARMADA MID CAP VALUE FUND...............................................18
ARMADA S&P 500 INDEX FUND...............................................21
ARMADA SMALL CAP CORE FUND..............................................24
ARMADA SMALL CAP GROWTH FUND............................................26
ARMADA SMALL CAP VALUE FUND.............................................29
ARMADA TAX MANAGED EQUITY FUND..........................................32
ARMADA AGGRESSIVE ALLOCATION FUND.......................................45
ARMADA BALANCED ALLOCATION FUND.........................................50
ARMADA CONSERVATIVE ALLOCATION FUND.....................................55
ARMADA BOND FUND........................................................64
ARMADA GOVERNMENT MORTGAGE FUND.........................................68
ARMADA INTERMEDIATE BOND FUND...........................................72
ARMADA LIMITED MATURITY BOND FUND.......................................76
ARMADA TOTAL RETURN ADVANTAGE FUND......................................80
ARMADA ULTRA SHORT BOND FUND............................................84
ARMADA INTERMEDIATE TAX EXEMPT BOND FUND................................93
ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND........................97
ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND..........................101
ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND...................105

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.................112
MORE INFORMATION ABOUT FUND INVESTMENTS................................120
INVESTOR PROFILES......................................................121
INVESTMENT ADVISER AND INVESTMENT TEAMS................................124
PURCHASING, SELLING AND EXCHANGING FUND SHARES.........................128
DIVIDENDS AND TAXES....................................................146
FINANCIAL HIGHLIGHTS...................................................150

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. National City Investment Management Company ("Adviser") manages the investments of each Fund. Allegiant Investment Counselors, Inc. ("Investment Counselors" or "Sub-Adviser") serves as sub-adviser to the Armada Small Cap Core Fund. The Adviser, with the assistance of the Sub-Adviser in the case of the Small Cap Core Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices. Except for the S&P 500 Index Fund, a Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY FUNDS

ARMADA INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                    Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in common stocks of issuers
                                   located in at least three foreign countries

PRINCIPAL RISKS                    Market risk, foreign risk, multi-national
                                   companies risk, country risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada International Equity Fund's investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of foreign issuers. The Fund invests in securities that are tied economically to a number of countries throughout the world. The Fund focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI
EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 10% of the Fund's total assets.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser makes judgments about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The percentage of the Fund in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

Within foreign markets, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The Adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuation are considered for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity markets or the equity markets as a whole.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the Morgan Stanley Capital International Emerging Markets Index or the United Nations classifies as emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

MULTI-NATIONAL COMPANIES RISK. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1998            1999          2000          2001           2002          2003
19.53%          49.71%        -17.09%       -25.52%        -19.20%       32.59%


Best Quarter                36.05%          (12/31/99)
Worst Quarter              -19.96%          (09/30/02)


The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 2.69%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE MSCI EAFE INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

------------------------------------------------------------------------------------------------------------------
                                                                                       SINCE           DATE OF
CLASS A SHARES                                      1 YEAR          5 YEARS          INCEPTION        INCEPTION
------------------------------------------------------------------------------------------------------------------
Armada International Equity Fund                                                                       8/1/97

   Returns Before Taxes                             25.23%          -1.31%             0.60%

   Returns After Taxes on Distributions             24.69%          -1.78%             0.20%

   Returns After Taxes on Distributions and
   Sale of Fund Shares                              16.39%          -1.26%             0.37%
------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index 1
(reflects no deduction for fees, expenses or                                                            Since
taxes)                                              38.59%          -0.09%             1.17%           7/31/97
------------------------------------------------------------------------------------------------------------------
                                                                                       SINCE           DATE OF
CLASS B SHARES                                      1 YEAR          5 YEARS          INCEPTION        INCEPTION
------------------------------------------------------------------------------------------------------------------
Armada International Equity Fund                    26.84%          -1.21%             2.21%           1/6/98
------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index 1
(reflects no deduction for fees, expenses or                                                            Since
taxes)                                              38.59%          -0.09%             3.04%          12/31/97
------------------------------------------------------------------------------------------------------------------
                                                                                       SINCE           DATE OF
CLASS C SHARES                                      1 YEAR          5 YEARS          INCEPTION        INCEPTION
------------------------------------------------------------------------------------------------------------------
Armada International Equity Fund                    30.93%            N/A             -9.01%           1/5/00
------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index 1
(reflects no deduction for fees, expenses                                                               Since
or taxes)                                           38.59%            N/A             -5.86%          12/31/99
------------------------------------------------------------------------------------------------------------------

1 The Morgan Stanley Capital International Europe, Australasia and Far East
  (MSCI EAFE) Index is an unmanaged index comprising 21 MSCI country indices, representing developed markets outside of North America.

FUND FEES AND EXPENSES

See page 36 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA LARGE CAP CORE EQUITY FUND
         (FORMERLY KNOWN AS THE "ARMADA CORE EQUITY FUND")

FUND SUMMARY

INVESTMENT GOAL                       Capital appreciation

PRINCIPAL INVESTMENT STRATEGY         Investing in common stocks of large cap
                                      companies

PRINCIPAL RISK                        Market risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Large Cap Core Equity Fund's investment objective is to provide capital appreciation by blending value and growth investment styles. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with large stock market capitalizations. The Adviser will normally invest between 20% and 50% of its assets in the following three types of equity securities: (1) common stocks that have a forecasted annual earnings-per-share growth of 10% or more, with no losses during the last five years; (2) common stocks with price-to-earnings ratios at least 20% below the average of the companies included in the S&P 500 Composite Stock Price Index; and (3) common stocks that pay dividends at a rate at least 20% above the average of the companies included in the S&P 500 Composite Stock Price Index.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. This includes: (1) screening a database for liquidity and the criteria listed above; (2) scoring each issue emphasizing fundamental, valuation and technical indicators; and (3) security analysis that further evaluates the company and the stock, which includes an analysis of company fundamentals such as earnings, profitability and management, valuation such as price/earnings, price/book and yield, and technical analysis emphasizing individual stock price trends.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1998           1999        2000         2001         2002         2003
31.99%         19.72%      1.45%        -14.49%      -20.44%      26.69%


Best Quarter                25.04%           (12/31/98)
Worst Quarter              -17.62%            (9/30/02)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was -0.64%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE S&P 500 COMPOSITE STOCK PRICE INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

------------------------------------------------------------------------------------------------------------------
                                                                                       SINCE           DATE OF
CLASS A SHARES                                      1 YEAR          5 YEARS          INCEPTION        INCEPTION
------------------------------------------------------------------------------------------------------------------
Armada Large Cap Core Equity Fund                                                                      8/1/97

   Returns Before Taxes                             19.72%          -0.22%             4.68%

   Returns After Taxes on Distributions             19.42%          -1.07%             3.72%

   Returns After Taxes on Distributions and
   Sale of Fund Shares                              12.79%          -0.38%             3.70%
------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
(reflects no deduction for fees, expenses or                                                            Since
taxes)                                              28.68%          -0.57%             3.92%           7/31/97
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                       SINCE           DATE OF
CLASS B SHARES                                      1 YEAR          5 YEARS          INCEPTION        INCEPTION
------------------------------------------------------------------------------------------------------------------
Armada Large Cap Core Equity Fund                   20.79%          -0.09%             4.88%           1/6/98
------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
(reflects no deduction for fees, expenses or                                                            Since
taxes)                                              28.68%          -0.57%             3.78%           12/31/97
------------------------------------------------------------------------------------------------------------------
                                                                                       SINCE           DATE OF
CLASS C SHARES                                      1 YEAR          5 YEARS          INCEPTION        INCEPTION
------------------------------------------------------------------------------------------------------------------
Armada Large Cap Core Equity Fund                   24.67%            N/A             -3.52%           1/20/00
------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
(reflects no deduction for fees, expenses or                                                            Since
taxes)                                              28.68%            N/A             -4.20%           1/31/00
------------------------------------------------------------------------------------------------------------------

1 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

See page 36 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA LARGE CAP GROWTH FUND
         (FORMERLY KNOWN AS THE "ARMADA EQUITY GROWTH FUND")

FUND SUMMARY

INVESTMENT GOAL                    Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in growth-oriented common stocks of
                                   large cap companies

PRINCIPAL RISKS                    Market risk, active trading risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Large Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with large stock market capitalizations. In buying and selling securities for the Fund, the Adviser considers factors such as historical and projected earnings growth, earnings quality and liquidity. The Fund generally purchases common stocks that are listed on a national securities exchange or unlisted securities with an established over-the-counter market. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

ACTIVE TRADING RISK. The Fund's Adviser frequently buys and sells securities, which results in correspondingly higher expenses and other transaction costs, and which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1994      1995      1996      1997      1998      1999      2000      2001       2002       2003
-0.94%    28.51%    19.98%    36.34%    28.74%    22.66%    -5.48%    -16.53%    -28.39%    19.75%

Best Quarter                22.85%         (12/31/98)
Worst Quarter              -16.15%          (3/31/01)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was -1.54%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE S&P 500 COMPOSITE STOCK PRICE INDEX AND THE RUSSELL 1000 GROWTH INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

--------------------------------------------------------------------------------

CLASS A SHARES                                  1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Armada Large Cap Growth Fund

   Returns Before Taxes                         13.16%      -4.75%      7.71%

   Returns After Taxes on Distributions         13.05%      -5.03%      6.18%

   Returns After Taxes on Distributions
   and Sale of Fund Shares                       8.55%      -4.03%      5.92%
--------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
(reflects no deduction for fees, expenses
or taxes)                                       28.68%      -0.57%     11.07%
--------------------------------------------------------------------------------
Russell 1000 Growth Index 2,3
(reflects no deduction for fees, expenses
or taxes)                                       29.75%      -5.11%      9.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                         SINCE          DATE OF
CLASS B SHARES                             1 YEAR        5 YEARS        10 YEARS       INCEPTION       INCEPTION
--------------------------------------------------------------------------------------------------------------------
Armada Large Cap Growth Fund               13.94%        -4.64%           N/A            0.60%          1/6/98
--------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock
Price Index 1
(reflects no deduction for fees,                                                                         Since
expenses or taxes)                         28.68%        -0.57%           N/A            3.78%          12/31/97
--------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index 2,3
(reflects no deduction for fees, expenses                                                                Since
or taxes)                                  29.75%        -5.11%           N/A           1.08%           12/31/97
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                         SINCE          DATE OF
CLASS C SHARES                             1 YEAR        5 YEARS        10 YEARS       INCEPTION       INCEPTION
--------------------------------------------------------------------------------------------------------------------
Armada Large Cap Growth Fund               17.97%          N/A            N/A           -9.23%          1/27/00
--------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock
Price Index 1
(reflects no deduction for fees,                                                                         Since
expenses or taxes)                         28.68%          N/A            N/A           -4.20%          1/31/00
--------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index 2,3
(reflects no deduction for fees, expenses                                                                Since
or taxes)                                  29.75%          N/A            N/A          -12.00%           1/31/00
--------------------------------------------------------------------------------------------------------------------

1 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
2 The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.
3 On May 11, 2004, the Fund's benchmark was changed to the Russell 1000 Growth
  Index. The Adviser feels that this index serves as better comparison for the Fund.

FUND FEES AND EXPENSES

See page 37 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                     Capital appreciation

PRINCIPAL INVESTMENT STRATEGY       Investing in value-oriented common stocks of
                                    large cap companies

PRINCIPAL RISK                      Market risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Large Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded large capitalization equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with large stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization of $3 billion or more.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1995       1996       1997       1998       1999        2000        2001        2002        2003
27.37%     17.89%     28.87%     9.77%      -0.25%      11.30%      -4.05%      -15.22%     26.78%

Best Quarter                15.42%          (6/30/03)
Worst Quarter              -17.98%          (9/30/02)


The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 1.34%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE RUSSELL 1000 VALUE INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

------------------------------------------------------------------------------------------------------------
                                                                                  SINCE          DATE OF
CLASS A SHARES                                      1 YEAR       5 YEARS        INCEPTION       INCEPTION
------------------------------------------------------------------------------------------------------------
Armada Large Cap Value Fund                                                                      8/22/94

   Returns Before Taxes                             19.84%        1.59%           9.07%

   Returns After Taxes on Distributions             19.40%        0.54%           7.79%

   Returns After Taxes on Distributions and
   Sale of Fund Shares                              12.85%        0.82%           7.27%
------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index 1
(reflects no deduction for fees, expenses or                                                      Since
taxes)                                              30.03%        3.56%          12.42%          8/31/94
------------------------------------------------------------------------------------------------------------
                                                                                  SINCE          DATE OF
CLASS B SHARES                                      1 YEAR       5 YEARS        INCEPTION       INCEPTION
------------------------------------------------------------------------------------------------------------
Armada Large Cap Value Fund                         21.04%        1.67%           3.40%          1/6/98
------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index 1
(reflects no deduction for fees, expenses or                                                      Since
taxes)                                              30.03%        3.56%           5.48%          12/31/97
------------------------------------------------------------------------------------------------------------
                                                                                  SINCE          DATE OF
CLASS C SHARES                                      1 YEAR       5 YEARS        INCEPTION       INCEPTION
------------------------------------------------------------------------------------------------------------
Armada Large Cap Value Fund                         24.92%          N/A           4.14%          1/27/00
------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index 1
(reflects no deduction for fees, expenses or                                                      Since
taxes)                                              30.03%          N/A           3.57%          1/31/00
------------------------------------------------------------------------------------------------------------

1 The Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page 38 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA MID CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                    Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in growth-oriented common stocks of
                                   medium-sized companies

PRINCIPAL RISK                     Market risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Mid Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded mid cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with medium stock market capitalizations. In selecting investments for the Fund to buy and sell, the Adviser invests in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, sound and improving financial fundamentals and presently exhibit the potential for growth.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase between $1 billion and $15 billion.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that growth-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Mid Capitalization Fund which was reorganized into the Armada Mid Cap Growth Fund on that date.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1994      1995      1996      1997      1998      1999       2000       2001       2002       2003
-5.43%    29.58%    18.53%    11.60%    11.04%    45.47%     -8.11%     -19.17%    -31.25%    33.68%

Best Quarter                 34.98%         (12/31/99)
Worst Quarter               -27.16%          (9/30/01)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 2.01%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE RUSSELL MIDCAP GROWTH INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------
CLASS A SHARES                              1 YEAR       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Armada Mid Cap Growth Fund
   Returns Before Taxes                      26.37%      -1.27%         5.38%

   Returns After Taxes on Distributions      26.37%      -4.35%         1.43%

   Returns After Taxes on Distributions
   and Sale of Fund Shares                   17.14%      -1.80%         3.00%
--------------------------------------------------------------------------------
Russell Midcap Growth Index 1
(reflects no deduction for fees,
expenses or taxes)                           42.71%       2.01%         9.40%

-----------------------------------------------------------------------------------------------------------------
                                                                                      SINCE          DATE OF
CLASS B SHARES                               1 YEAR      5 YEARS      10 YEARS      INCEPTION       INCEPTION
-----------------------------------------------------------------------------------------------------------------
Armada Mid Cap Growth Fund                   27.92%      -1.01%          N/A          5.42%           2/4/94
-----------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index 1
(reflects no deduction for fees,                                                                       Since
expenses or taxes)                           42.71%       2.01%          N/A          9.21%           1/31/94
-----------------------------------------------------------------------------------------------------------------
                                                                                      SINCE           DATE OF
CLASS C SHARES                               1 YEAR      5 YEARS      10 YEARS      INCEPTION        INCEPTION
-----------------------------------------------------------------------------------------------------------------
Armada Mid Cap Growth Fund                   31.68%        N/A           N/A         -14.65%          6/15/00
-----------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index 1
(reflects no deduction for fees,                                                                       Since
expenses or taxes)                           42.71%        N/A           N/A         -8.76%           5/31/00
-----------------------------------------------------------------------------------------------------------------

1 The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest U.S. companies among the largest 1,000 U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page 38 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA MID CAP VALUE FUND
         (FORMERLY KNOWN AS THE "ARMADA SMALL/MID CAP VALUE FUND")

FUND SUMMARY

INVESTMENT GOAL                     Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY       Investing in value-oriented common stocks of
                                    mid cap companies

PRINCIPAL RISK                      Market risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization between $1 billion and $15 billion at the time the Fund purchases the company's securities.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-sales, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small cap and mid cap companies. Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy.

CALENDAR YEAR TOTAL RETURNS

2003
34.50%

Best Quarter              16.95%           (6/30/03)
Worst Quarter             -3.96%           (3/31/03)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 5.70%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE RUSSELL MIDCAP VALUE INDEX, AFTER

TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. THERE IS NO PERFORMANCE INFORMATION FOR CLASS B SHARES AND CLASS C SHARES OF THE FUND BECAUSE THOSE SHARES HAD NOT COMPLETED A FULL CALENDAR YEAR OF INVESTMENT OPERATIONS AS OF DECEMBER 31, 2003. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------
                                                                      DATE OF
CLASS A SHARES                       1 YEAR      SINCE INCEPTION     INCEPTION
--------------------------------------------------------------------------------
Armada Mid Cap Value Fund                                              7/1/02

   Returns Before Taxes               27.09%          10.26%

   Returns After Taxes on
   Distributions                      26.12%           9.64%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares                        17.70%           8.41%
--------------------------------------------------------------------------------
Russell Midcap Value Index 1
(reflects no deduction for fees,                                        Since
expenses or taxes)                    38.07%          13.73%           6/30/02

1 The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.


FUND FEES AND EXPENSES

See page 39 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA S&P 500 INDEX FUND
         (FORMERLY KNOWN AS THE "ARMADA EQUITY INDEX FUND")

FUND SUMMARY

INVESTMENT GOAL                    To approximate, before Fund expenses, the
                                   investment results of the S&P 500 Composite
                                   Stock Price Index

PRINCIPAL INVESTMENT STRATEGY      Investing in stocks that comprise the S&P 500
                                   Composite Stock Price Index

PRINCIPAL RISKS                    Market risk, tracking error risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada S&P 500 Index Fund's investment objective is to provide investment results that, before Fund expenses, approximate the aggregate price and dividend performance of the securities included in the S&P 500 Composite Stock Price Index by investing in securities comprising the S&P 500 Composite Stock Price Index. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in stocks of companies included in the S&P 500 Composite Stock Price Index. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The S&P 500 Composite Stock Price Index is made up of common stocks of 500 large, publicly traded companies. The Fund buys and holds all stocks included in the S&P 500 Composite Stock Price Index in the same relative proportion as those stocks are held in the Index. Stocks are eliminated from the Fund when removed from the S&P 500 Composite Stock Price Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e. by using economic, financial or market analysis). However, the Adviser believes that by employing certain active management strategies for a small percentage of the Fund's assets, the Fund's net returns after expenses may more closely approximate returns of the S&P 500 Composite Stock Price Index.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks comprising the S&P 500 Composite Stock Price Index may underperform other segments of the equity markets or the equity markets as a whole.

TRACKING ERROR RISK. The Fund's ability to replicate the performance of the S&P 500 Composite Stock Price Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

  1999         2000        2001         2002         2003
  20.28%       -9.45%      -12.47%      -22.57       27.96%


Best Quarter                15.28%          (6/30/03)
Worst Quarter              -17.37%          (9/30/02)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 1.47%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE S&P 500 COMPOSITE STOCK PRICE INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE

THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

-------------------------------------------------------------------------------------------------------------
                                                                                    SINCE         DATE OF
CLASS A SHARES                                       1 YEAR        5 YEARS        INCEPTION      INCEPTION
-------------------------------------------------------------------------------------------------------------
Armada S&P 500 Index Fund                                                                         10/15/98

   Returns Before Taxes                              23.23%         -1.88%          1.28%

   Returns After Taxes on Distributions              22.78%         -2.26%         -0.89%

   Returns After Taxes on Distributions and
   Sale of Fund Shares                               15.06%         -1.81%         -0.66%
-------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
(reflects no deduction for fees, expenses or                                                        Since
taxes)                                               28.68%         -0.57%          1.68%         10/31/98
-------------------------------------------------------------------------------------------------------------
                                                                                    SINCE         DATE OF
CLASS B SHARES                                       1 YEAR                       INCEPTION      INCEPTION
-------------------------------------------------------------------------------------------------------------
Armada S&P 500 Index Fund                            22.00%                         -6.20%         1/4/00
-------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
(reflects no deduction for fees, expenses or                                                       Since
taxes)                                               28.68%                         -5.34%        12/31/99
-------------------------------------------------------------------------------------------------------------
                                                                                    SINCE         DATE OF
CLASS C SHARES                                       1 YEAR                       INCEPTION      INCEPTION
-------------------------------------------------------------------------------------------------------------
Armada S&P 500 Index Fund                            25.92%                         -6.62%        1/17/00
-------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
(reflects no deduction for fees, expenses or                                                       Since
taxes)                                               28.68%                         -4.20%        1/30/00
-------------------------------------------------------------------------------------------------------------

1 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by National City Investment Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

FUND FEES AND EXPENSES

See page 39 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA SMALL CAP CORE FUND

FUND SUMMARY

INVESTMENT GOAL                      Capital appreciation

PRINCIPAL INVESTMENT STRATEGY        Investing in common stocks of small cap
                                     companies

PRINCIPAL RISKS                      Market risk, small companies risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Small Cap Core Fund's investment objective is to provide capital appreciation. The Fund intends to achieve this objective by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with small stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Sub-Adviser's investment process is to invest in securities of companies based on the Sub-Adviser's analysis of the company's cash flow. The Sub-Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R)). 1 CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Sub-Adviser believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Sub-Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Sub-Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

In addition, as part of its screening process, the Sub-Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Sub-Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate, when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

-------------------------------
1 CFROI is a registered trademark of CSFB Holt.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization of between $100 million and $3 billion at the time of purchase.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALL COMPANIES RISK. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

Since the Fund did not commence operations until April 2, 2004, performance results have not been provided.

The Fund will compare its performance to the Russell 2000 Index. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page 40 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                    Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in growth-oriented common stocks of
                                   small cap companies

PRINCIPAL RISKS                    Market risk, small companies risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Small Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with small stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser seeks to invest in small capitalization companies with strong growth in revenue, earnings and cash flow. Purchase decisions are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization," desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that growth-oriented small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALL COMPANIES RISK. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1998        1999        2000        2001        2002         2003
7.28%       35.63%      -15.19%     -8.27%      -39.47%      45.14%


Best Quarter             36.11%         (12/31/99)
Worst Quarter           -25.82%          (9/30/01)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 2.83%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE RUSSELL 2000 GROWTH INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX

SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                1 YEAR          5 YEARS         SINCE INCEPTION       DATE OF INCEPTION
------------------------------------------------------------------------------------------------------------------------
Armada Small Cap Growth Fund                                                                             8/1/97

   Returns Before Taxes                       37.21%           -2.61%              0.11%

   Returns After Taxes on Distributions       37.21%           -2.98%             -0.27%

   Returns After Taxes on Distributions
   and Sale of Fund Shares                    24.19%           -2.20%              0.04%
------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index 1
(reflects no deduction for fees,
expenses or taxes)                            48.54%            0.86%              1.19%              Since 7/31/97
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES                                1 YEAR          5 YEARS         SINCE INCEPTION       DATE OF INCEPTION
------------------------------------------------------------------------------------------------------------------------
Armada Small Cap Growth Fund                  39.25%           -2.51%             -0.69%                 1/6/98
------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index 1
(reflects no deduction for fees,
expenses or taxes)                            48.54%            0.86%              0.92%              Since 12/31/97
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES                                1 YEAR          5 YEARS         SINCE INCEPTION       DATE OF INCEPTION
------------------------------------------------------------------------------------------------------------------------
Armada Small Cap Growth Fund                  43.11%            N/A              -11.23%                 1/20/00
------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index 1
 (reflects no deduction for fees,
 expenses or taxes)                           48.54%            N/A               -7.52%              Since 1/31/00
------------------------------------------------------------------------------------------------------------------------

1 The Russell 2000 Growth Index is comprised of securities in the Russell 2000
  Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.


FUND FEES AND EXPENSES

See page 40 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                     Capital appreciation

PRINCIPAL INVESTMENT STRATEGY       Investing in value-oriented common stocks of
                                    small cap companies

PRINCIPAL RISKS                     Market risk, small companies risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Small Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with small stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than the market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer is no longer considered a small cap company, so long as the security otherwise continues to meet investment criteria.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALL COMPANIES RISK. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1995       1996       1997       1998       1999       2000       2001       2002        2003
18.41%     22.32%     32.05%     -7.64%     7.65%      33.22%     17.03%     -10.75%     38.62%

Best Quarter           19.22%            (12/31/01)
Worst Quarter         -17.92%             (9/30/98)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 4.91%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE RUSSELL 2000 VALUE INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

----------------------------------------------------------------------------------------------------
                                                                      SINCE           DATE OF
CLASS A SHARES                              1 YEAR      5 YEARS     INCEPTION        INCEPTION
----------------------------------------------------------------------------------------------------
Armada Small Cap Value Fund                                                           8/15/94

   Returns Before Taxes                      31.02%     14.44%        14.71%

   Returns After Taxes on Distributions      30.50%     12.77%        12.49%

   Returns After Taxes on Distributions
   and Sale of Fund Shares                   20.79%     11.63%        11.71%
----------------------------------------------------------------------------------------------------
Russell 2000 Value Index 1
(reflects no deduction for fees,
expenses or taxes)                           26.03%     12.28%        13.70%       Since 7/31/94
----------------------------------------------------------------------------------------------------
                                                                      SINCE           DATE OF
CLASS B SHARES                              1 YEAR      5 YEARS     INCEPTION        INCEPTION
----------------------------------------------------------------------------------------------------
Armada Small Cap Value Fund                  32.65%     14.72%        10.83%           1/6/98
----------------------------------------------------------------------------------------------------
Russell 2000 Value Index 1
(reflects no deduction for fees,
expenses or taxes)                           26.03%     12.28%         8.92%       Since 12/31/97
----------------------------------------------------------------------------------------------------
                                                                      SINCE           DATE OF
CLASS C SHARES                              1 YEAR      5 YEARS     INCEPTION        INCEPTION
----------------------------------------------------------------------------------------------------
Armada Small Cap Value Fund                  36.65%       N/A         18.26%          1/27/00
----------------------------------------------------------------------------------------------------
Russell 2000 Value Index 1
(reflects no deduction for fees,
expenses or taxes)                           26.03%       N/A         17.17%       Since 1/31/00
----------------------------------------------------------------------------------------------------

1 The Russell 2000 Value Index is comprised of securities in the Russell 2000
  Index with lower than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page 41 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA TAX MANAGED EQUITY FUND


FUND SUMMARY

INVESTMENT GOAL                     Capital appreciation, while maximizing
                                    after-tax returns

PRINCIPAL INVESTMENT STRATEGY       Investing in common stocks using strategies
                                    designed to minimize the impact of taxes

PRINCIPAL RISK                      Market risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Tax Managed Equity Fund's investment objective is to provide capital appreciation while maximizing after-tax returns. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser buys and sells common stocks based on factors such as historical and projected long-term earnings growth, earnings quality and liquidity. The Adviser attempts to maximize after-tax returns by investing in the securities of companies with above average earnings predictability and stability which the Fund expects to hold for several years. This generally results in a low level of portfolio turnover. In addition, the Fund seeks to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields. When the Fund sells appreciated securities, it will attempt to hold realized capital gains to a minimum.

The Fund may, when consistent with its overall investment approach, sell depreciated securities to offset realized capital gains. The Fund may make in-kind redemptions consistent with its investment objective. An in-kind redemption may serve to minimize any tax impact on the remaining shareholders, because a Fund generally recognizes no taxable gain (or loss) on the securities used to make an in-kind redemption. The Fund is not a tax exempt fund, and it expects to distribute taxable dividends and capital gains from time to time.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The performance of Class A Shares of the Armada Tax Managed Equity Fund for the period April 9, 1998 until May 11, 1998, when Class A Shares were first offered for sale, is represented by the performance of the Fund's Class I Shares. The performance of Class A Shares of the Tax Managed Equity Fund for the periods prior to April 9, 1998 is represented by the performance of a common trust fund which operated prior to the effectiveness of the registration statement of the Tax Managed Equity Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the Tax Managed Equity Fund's inception as a registered mutual fund, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as those of the Fund. In connection with the Tax Managed Equity Fund's commencement of operations as a registered mutual fund, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Tax Managed Equity Fund.

The common trust fund was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the common trust fund, which are separate and distinct from the Tax Managed Equity Fund, do not represent past performance of the Fund, and should not be considered as representative of future results of the Fund.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1994       1995       1996       1997       1998       1999       2000       2001        2002        2003
-1.85%     29.51%     20.64%     39.06%     37.25%     18.77%     -2.47%     -12.87%     -25.44%     21.98%

Best Quarter               23.02%          (12/31/98)
Worst Quarter              -16.14%          (9/30/02)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 0.60%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE S&P 500 COMPOSITE STOCK PRICE INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY AND ONLY SINCE THE FUND COMMENCED OPERATIONS AS A REGISTERED MUTUAL FUND. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

--------------------------------------------------------------------------------------------------------------------
                                                                              SINCE                DATE OF
                                                                           COMMENCEMENT          COMMENCEMENT
                                                                           AS REGISTERED         AS REGISTERED
CLASS A SHARES                    1 YEAR      5 YEARS      10 YEARS            FUND                   FUND
--------------------------------------------------------------------------------------------------------------------
Armada Tax Managed Equity Fund                                                                      4/9/98

   Returns Before Taxes            15.22%     -2.81%         9.65% 1           0.64%

   Returns After Taxes on          13.67%     -3.16%          N/A 2            0.30%

   Distributions
   Returns After Taxes on
   Distributions and Sale of
   Fund Shares                     11.56%     -2.43%          N/A 2            0.47%
--------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price
Index 3
(reflects no deduction for
fees, expenses or taxes)           28.68%     -0.57%        11.07%             1.62%             Since 3/31/98
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                                        SINCE           DATE OF
CLASS B SHARES                                 1 YEAR       5 YEARS       10 YEARS    INCEPTION        INCEPTION
--------------------------------------------------------------------------------------------------------------------
Armada Tax Managed Equity Fund                  16.09%       -2.74%         N/A          0.71%          5/4/98
--------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 3
(reflects no deduction for fees,
expenses or taxes)                              28.68%       -0.57%         N/A          1.46%       Since 4/30/98
--------------------------------------------------------------------------------------------------------------------
                                                                                        SINCE           DATE OF
CLASS C SHARES                                 1 YEAR       5 YEARS       10 YEARS    INCEPTION        INCEPTION
--------------------------------------------------------------------------------------------------------------------
Armada Tax Managed Equity Fund                  20.19%        N/A           N/A         -6.83%          1/10/00
--------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 3
(reflects no deduction for fees,
expenses or taxes)                              28.68%        N/A           N/A         -5.34%       Since 12/31/99
--------------------------------------------------------------------------------------------------------------------

1 Performance for periods prior to the Fund's commencement of operations as a registered mutual fund reflects performance of the predecessor common trust fund described above.
2 After-tax returns for periods prior to commencement of operations as a registered mutual fund are not available.
3 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

See page 41 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                            INTERNATIONAL EQUITY FUND                LARGE CAP CORE EQUITY FUND

                                         CLASS A     CLASS B     CLASS C            CLASS A     CLASS B    CLASS C
--------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)
    Imposed on Purchases (as a
    percentage of offering price)          5.50% 1      None         None          5.50% 1      None         None
--------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                            None       5.00% 2      1.00% 3         None       5.00% 2      1.00% 3
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None         None           None        None         None
--------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)            2.00% 4      None         None           None        None         None
--------------------------------------------------------------------------------------------------------------------
Exchange Fee                                None        None         None           None        None         None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                   1.15%       1.15%        1.15%          0.75%       0.75%        0.75%
--------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                               0.05% 5     0.75%        0.75%          0.05% 5     0.75%        0.75%
--------------------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees 6            0.25%       0.25%        0.25%          0.25%       0.25%        0.25%
--------------------------------------------------------------------------------------------------------------------
   Other 7                                 0.20%       0.20%        0.20%          0.14%       0.14%        0.14%
--------------------------------------------------------------------------------------------------------------------
Total Other Expenses                       0.45%       0.45%        0.45%          0.39%       0.39%        0.39%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 7                       1.65%       2.35%        2.35%          1.19%       1.89%        1.89%
--------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                            LARGE CAP GROWTH FUND

                                           CLASS A    CLASS B     CLASS C
--------------------------------------------------------------------------------
    Maximum Sales Charge (Load)
    Imposed on Purchases (as a
    percentage of offering price)          5.50% 1      None        None
--------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                            None       5.00% 2     1.00% 3
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)             None        None        None
--------------------------------------------------------------------------------
Exchange Fee                                None        None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                   0.75%       0.75%       0.75%
--------------------------------------------------------------------------------
Distribution
(12b-1) Fees                               0.05% 5     0.75%       0.75%
--------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------
   Shareholder Servicing Fees 6            0.25%       0.25%       0.25%
--------------------------------------------------------------------------------
   Other 7                                 0.13%       0.13%       0.13%
--------------------------------------------------------------------------------
Total Other Expenses                       0.38%       0.38%       0.38%
--------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 7                       1.18%       1.88%       1.88%
--------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                LARGE CAP VALUE FUND                   MID CAP GROWTH FUND

                                          CLASS A    CLASS B     CLASS C          CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)
    Imposed on Purchases (as a
    percentage of offering price)          5.50% 1      None        None           5.50% 1     None        None
------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                            None       5.00% 2     1.00% 3          None      5.00% 2     1.00% 3
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None            None       None        None
------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)             None        None        None            None       None        None
------------------------------------------------------------------------------------------------------------------
Exchange Fee                                None        None        None            None       None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                   0.75%       0.75%       0.75%           1.00% 8    1.00% 8     1.00% 8
------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                               0.05% 5     0.75%       0.75%           0.05% 5    0.75%       0.75%
------------------------------------------------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees 6            0.25%       0.25%       0.25%           0.25%      0.25%       0.25%
------------------------------------------------------------------------------------------------------------------
   Other 7                                 0.13%       0.13%       0.13%           0.20%      0.20%       0.20%
------------------------------------------------------------------------------------------------------------------
Total Other Expenses                       0.38%       0.38%       0.38%           0.45%      0.45%       0.45%
------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 7                       1.18%       1.88%       1.88%           1.50% 8    2.20% 8     2.20% 8
------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                MID CAP VALUE FUND                     S&P 500 INDEX FUND

                                          CLASS A    CLASS B     CLASS C          CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)
    Imposed on Purchases (as a
    percentage of offering price)          5.50% 1      None        None           2.50% 1     None        None
------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                            None       5.00% 2     1.00% 3          None      5.00% 2     1.00% 3
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None            None       None        None
------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of          None        None        None            None       None        None
amount redeemed, if applicable)
------------------------------------------------------------------------------------------------------------------
Exchange Fee                                None        None        None            None       None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 8                 1.00%       1.00%       1.00%           0.35%      0.35%       0.35%
------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                               0.02% 5     0.75%       0.75%           0.00% 5    0.75%       0.75%
------------------------------------------------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees 6            0.25%       0.25%       0.25%           0.25%      0.25%       0.25%
------------------------------------------------------------------------------------------------------------------
   Other 7                                 0.21%       0.21%       0.21%           0.14%      0.14%       0.14%
------------------------------------------------------------------------------------------------------------------
Total Other Expenses                       0.46%       0.46%       0.46%           0.39%      0.39%       0.39%
------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 7,8                     1.48%       2.21%       2.21%           0.74%      1.49%       1.49%
------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                               SMALL CAP CORE FUND                     SMALL CAP GROWTH FUND

                                          CLASS A    CLASS B     CLASS C          CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)
    Imposed on Purchases (as
    percentage of offering price)          5.50% 1      None        None           5.50% 1     None        None
------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as percentage of net
    asset value)                            None       5.00% 2     1.00% 3          None      5.00% 2     1.00% 3
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None            None       None        None
------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)            2.00% 4      None        None           2.00% 4     None        None
------------------------------------------------------------------------------------------------------------------
Exchange Fee                                None        None        None            None       None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                   1.00% 9     1.00% 9     1.00% 9         1.00%      1.00%       1.00%
------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                               0.05% 5     0.75%       0.75%           0.05% 5    0.75%       0.75%
------------------------------------------------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees 6            0.25%       0.25%       0.25%           0.25%      0.25%       0.25%
------------------------------------------------------------------------------------------------------------------
   Other                                   0.16% 10    0.16% 10    0.16% 10        0.19% 7    0.19% 7     0.19% 7
------------------------------------------------------------------------------------------------------------------
Total Other Expenses                       0.41%       0.41%       0.41%           0.44%      0.44%       0.44%
------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                         1.46%       2.16%       2.16%           1.49% 7    2.19% 7     2.19% 7
------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                               SMALL CAP VALUE FUND                  TAX MANAGED EQUITY FUND

                                          CLASS A    CLASS B     CLASS C          CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)
    Imposed on Purchases (as
    percentage of offering price)          5.50% 1      None        None           5.50% 1     None        None
------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as percentage of net
    asset value)                            None       5.00% 2     1.00% 3          None      5.00% 2     1.00% 3
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None            None       None        None
------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)            2.00% 4      None        None            None       None        None
------------------------------------------------------------------------------------------------------------------
Exchange Fee                                None        None        None            None       None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                   1.00%       1.00%       1.00%           0.75% 8    0.75% 8     0.75% 8
------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees                               0.05% 5     0.75%       0.75%           0.00% 5    0.75%       0.75%
------------------------------------------------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees 6            0.25%       0.25%       0.25%           0.25%      0.25%       0.25%
------------------------------------------------------------------------------------------------------------------
   Other 7                                 0.13%       0.13%       0.13%           0.15%      0.15%       0.15%
------------------------------------------------------------------------------------------------------------------
Total Other Expenses                       0.38%       0.38%       0.38%           0.40%      0.40%       0.40%
------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 7                       1.43%       2.13%       2.13%           1.15% 8    1.90% 8     1.90% 8
------------------------------------------------------------------------------------------------------------------

1 This sales charge varies depending upon how much you invest. See "Sales
  Charges."
2 This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
3 A contingent deferred sales charge is charged only with respect to Class C
  Shares redeemed prior to eighteen months from the date of purchase.
4 The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see "Redemption Fee" section of this prospectus.
5 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class A
  Shares during the last fiscal year. For the Small Cap Core Fund, represents Distribution (12b-1) Fees expected to be incurred by the Fund's Class A Shares during the initial fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.05% (0.02% for the Mid Cap Value Fund, 0.005% for the S&P 500 Index Fund and 0.005% for the Tax Managed Equity Fund ) during the remainder of the current fiscal year.
6 Certain financial institutions may provide administrative services to their customers who own Class A, Class B or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.
7 Other Expenses have been restated to reflect current expenses, resulting in a restatement also of Total Annual Fund Operating Expenses.
8 The Adviser waived a portion of its advisory fees for the Mid Cap Value Fund and the S&P 500 Index Fund during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

                                                        TOTAL        TOTAL          TOTAL
                                          ADVISORY     EXPENSES     EXPENSES       EXPENSES
  FUND                                      FEES       (CLASS A)    (CLASS B)      (CLASS C)
  Mid Cap Value Fund                       0.75%         1.18%          *              *
  S&P 500 Index Fund                       0.20%         0.60%        1.35%          1.35%

* Class B and Class C Shares of the Mid Cap Value Fund commenced investment operations on June 4, 2003.

The Adviser expects to continue waiving a portion of its advisory fees for the Mid Cap Value Fund and the S&P 500 Index Fund and also expects to waive a portion of its advisory fees for the Mid Cap Growth Fund and the Tax Managed Equity Fund during the remainder of the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

                                                        TOTAL        TOTAL          TOTAL
                                          ADVISORY     EXPENSES     EXPENSES       EXPENSES
  FUND                                      FEES       (CLASS A)    (CLASS B)      (CLASS C)
  Mid Cap Growth Fund                      0.75%         1.25%        1.95%          1.95%
  Mid Cap Value Fund                       0.75%         1.23%        1.96%          1.96%
  S&P 500 Index Fund                       0.20%         0.59%        1.34%          1.34%
  Tax Managed Equity Fund                  0.50%         0.90%        1.60%          1.60%

   These fee waivers are voluntary and may be revised or discontinued at any time.

9 From its advisory fee, the Adviser will pay a sub-advisory fee of 0.50% to Investment Counselors, sub-adviser to the Fund.

10 Other Expenses for the Small Cap Core Fund are based on estimated amounts for the Fund's initial fiscal year.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in Armada Equity Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

                                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                       ------        -------        -------        --------
INTERNATIONAL EQUITY FUND
    Class A Shares                       $709         $1,042         $1,398          $2,397
    Class B Shares 1                      738          1,133          1,455           2,512
    Class B Shares 2                      238            733          1,255           2,512
    Class C Shares 1                      338            733          1,255           2,686
    Class C Shares 2                      238            733          1,255           2,686
------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
    Class A Shares                       $665           $907         $1,168          $1,914
    Class B Shares 1                      692            994          1,221           2,029
    Class B Shares 2                      192            594          1,021           2,029
    Class C Shares 1                      292            594          1,021           2,212
    Class C Shares 2                      192            594          1,021           2,212
-------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
    Class A Shares                       $664           $904         $1,163          $1,903
    Class B Shares 1                      691            991          1,216           2,018
    Class B Shares 2                      191            591          1,016           2,018
    Class C Shares 1                      291            591          1,016           2,201
    Class C Shares 2                      191            591          1,016           2,201
------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
    Class A Shares                       $664           $904         $1,163          $1,903
    Class B Shares 1                      691            991          1,216           2,018
    Class B Shares 2                      191            591          1,016           2,018
    Class C Shares 1                      291            591          1,016           2,201
    Class C Shares 2                      191            591          1,016           2,201
-------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
    Class A Shares                       $694           $998         $1,323          $2,242
    Class B Shares 1                      723          1,088          1,380           2,357
    Class B Shares 2                      223            688          1,180           2,357
    Class C Shares 1                      323            688          1,180           2,534
    Class C Shares 2                      223            688          1,180           2,534
-------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
    Class A Shares                       $692           $992         $1,313          $2,221
    Class B Shares 1                      724          1,091          1,385           2,360
    Class B Shares 2                      224            691          1,185           2,360
    Class C Shares 1                      324            691          1,185           2,544
    Class C Shares 2                      224            691          1,185           2,544
-------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
    Class A Shares                       $324           $481           $651          $1,145
    Class B Shares 1                      652            871          1,013           1,576
    Class B Shares 2                      152            471            813           1,576
    Class C Shares 1                      252            471            813           1,779
    Class C Shares 2                      152            471            813           1,779
-------------------------------------------------------------------------------------------------
SMALL CAP CORE FUND
   Class A Shares                        $690           $986            N/A             N/A
   Class B Shares 1                       719          1,076            N/A             N/A
   Class B Shares 2                       219            676            N/A             N/A
   Class C Shares 1                       319            676            N/A             N/A
   Class C Shares 2                       219            676            N/A             N/A
-------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
    Class A Shares                       $693           $995         $1,318          $2,232
    Class B Shares 1                      722          1,085          1,375           2,347
    Class B Shares 2                      222            685          1,175           2,347
    Class C Shares 1                      322            685          1,175           2,524
    Class C Shares 2                      222            685          1,175           2,524

                                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                       ------        -------        -------        --------
-------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
    Class A Shares                       $688           $978         $1,289          $2,169
    Class B Shares 1                      716          1,067          1,344           2,279
    Class B Shares 2                      216            667          1,144           2,279
    Class C Shares 1                      316            667          1,144           2,462
    Class C Shares 2                      216            667          1,144           2,462
-------------------------------------------------------------------------------------------------
TAX MANAGED EQUITY FUND
    Class A Shares                       $661           $895         $1,148          $1,871
    Class B Shares 1                      693            997          1,226           2,027
    Class B Shares 2                      193            597          1,026           2,027
    Class C Shares 1                      293            597          1,026           2,222
    Class C Shares 2                      193            597          1,026           2,222
-------------------------------------------------------------------------------------------------

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.

ASSET ALLOCATION FUNDS

ARMADA AGGRESSIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT GOAL                    Capital appreciation with current income as a
                                   secondary objective

PRINCIPAL INVESTMENT STRATEGY      Investing in a combination of Underlying
                                   Armada Funds that, in turn, invest primarily in U.S. and foreign common stocks and, to a lesser extent, in investment-grade fixed income securities and cash equivalents

PRINCIPAL RISKS                    Market risk, interest rate risk, credit risk,
                                   prepayment/extension risk, allocation risk, small companies risk, conflicts risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Aggressive Allocation Fund's investment objective is to provide capital appreciation with current income as a secondary objective. The investment objective may be changed without a shareholder vote. The Fund attempts to achieve its objective by investing in other mutual funds that are managed by the Fund's Adviser (Underlying Armada Funds). For more information, see "The Fund of Funds Structure of the Aggressive Allocation and Conservative Allocation Funds" on page 118.

The Fund invests in Underlying Armada Funds in accordance with weightings determined by the Adviser. The Underlying Armada Funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies.

The Fund intends to invest 60% to 90% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), 10% to 40% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds) and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

The Fund's assets may be reallocated among the Underlying Armada Funds in the Adviser's discretion. The amounts invested in equity, fixed income and money market Underlying Armada Funds will vary from time to time depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The value of an investment in the Fund is based on the performance of the Underlying Armada Funds and allocation of the Fund's assets among them. Since some Underlying Armada Funds invest primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

The prices of fixed income securities in which some Underlying Armada Funds primarily invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INTEREST RATE RISK. An investment in Underlying Armada Funds that invest in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that an Underlying Armada Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although an Underlying Armada Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. An Underlying Armada Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Underlying Armada Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Underlying Armada Fund will suffer from the inability to invest in higher yielding securities.

ALLOCATION RISK. In managing the Fund, the Adviser has the authority to select and allocate assets among Underlying Armada Funds. The Fund is subject to the risk that the Adviser's decisions regarding asset classes and selection of Underlying Armada Funds will not anticipate market trends successfully. For example, weighting Underlying Armada Funds that invest in common stocks too heavily during a stock market decline may result in a loss. Conversely, investing too heavily in Underlying Armada Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

SMALL COMPANIES RISK. Since the Fund invests in Underlying Armada Funds that invest in securities issued by small capitalization companies, the Fund is indirectly subject to the risks associated with such investments. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

CONFLICTS RISK. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Armada Funds both because the fees payable to the Adviser by some Underlying Armada Funds are higher than fees payable by other Underlying Armada Funds and because the Adviser is also responsible for managing the Underlying Armada Funds. The Trustees and officers of Armada may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Armada Funds.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS
2002             2003
-19.08%          23.41%


Best Quarter               13.89%           (6/30/03)
Worst Quarter -            14.66%           (9/30/02)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 0.54%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN U.S. AGGREGATE BOND INDEX, THE S&P 500 COMPOSITE STOCK PRICE INDEX AND THE AGGRESSIVE ALLOCATION HYBRID BENCHMARK INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               1 YEAR         SINCE INCEPTION      DATE OF INCEPTION
----------------------------------------------------------------------------------------------------------------------
Armada Aggressive Allocation Fund                                                                      3/6/01

    Returns Before Taxes                                     17.50%             -3.29%

    Returns After Taxes on Distributions                     17.37%             -3.65%

    Returns After Taxes on Distributions and Sale
    of Fund Shares                                           11.37%             -3.00%
----------------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees, expenses or taxes)           4.10%              7.09%              Since 2/28/01
----------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 2
(reflects no deduction for fees, expenses or taxes)          28.68%             -2.21%              Since 2/28/01
----------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees, expenses or taxes)          22.54%              0.12%              Since 2/28/01
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES                                               1 YEAR         SINCE INCEPTION      DATE OF INCEPTION
----------------------------------------------------------------------------------------------------------------------
Armada Aggressive Allocation Fund                            17.64%              -3.73%                5/8/01
----------------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees, expenses or taxes)           4.10%               7.51%             Since 4/30/01
----------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 2
(reflects no deduction for fees, expenses or taxes)          28.68%              -2.69%             Since 4/30/01
----------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees, expenses or taxes)          22.54%              -0.14%             Since 4/30/01
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES                                               1 YEAR         SINCE INCEPTION      DATE OF INCEPTION
----------------------------------------------------------------------------------------------------------------------
Armada Aggressive Allocation Fund                            21.71%              -1.98%                3/6/01
----------------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees, expenses or taxes)           4.10%               7.09%             Since 2/28/01
----------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 2
(reflects no deduction for fees, expenses or taxes)          28.68%              -2.21%             Since 2/28/01
----------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees, expenses or taxes)          22.54%               0.12%             Since 2/28/01
----------------------------------------------------------------------------------------------------------------------

1 The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
2 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
3 The Aggressive Allocation Hybrid Benchmark Index is a blend of 75% S&P 500
  Composite Stock Price Index and 25% Lehman U.S. Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page 60 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA BALANCED ALLOCATION FUND

FUND SUMMARY

INVESTMENT GOAL                     Long-term capital appreciation and current
                                    income

PRINCIPAL INVESTMENT STRATEGY       Investing in a diversified portfolio of
                                    common stocks, investment grade fixed income securities and cash equivalents with varying asset allocations depending on the Adviser's assessment of market conditions

PRINCIPAL RISKS                     Market risk, allocation risk, small
                                    companies risk, foreign risk, interest rate risk, credit risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Balanced Allocation Fund's investment objective is to provide long-term capital appreciation and current income. The investment objective may be changed without a shareholder vote.

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in investment grade fixed income securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities and asset-backed securities, and up to 30% of its net assets in cash and cash equivalent securities. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States). The Fund also invests in the common stock of small capitalization companies.

The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities (which are those rated at the time of investment in one of the four highest rating categories by a major rating agency) for current income. If a fixed income security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. The Adviser buys and sells fixed income securities and cash equivalents based on a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund invests in cash equivalent, short-term obligations for stability and liquidity.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income or equity markets as a whole.

ALLOCATION RISK. The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

SMALL COMPANIES RISK. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.


CALENDAR YEAR TOTAL RETURNS

1999        2000        2001        2002         2003
14.97%      1.51%       -7.08%      -13.89%      21.96%


Best Quarter                16.10%    (12/31/99)
Worst Quarter              -10.97%     (9/30/02)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 1.16%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN U.S. AGGREGATE BOND INDEX, THE S&P 500 COMPOSITE STOCK PRICE INDEX AND THE BALANCED ALLOCATION HYBRID BENCHMARK INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

-------------------------------------------------------------------------------------------------------------
                                                                                 SINCE           DATE OF
CLASS A SHARES                                    1 YEAR        5 YEARS        INCEPTION        INCEPTION
-------------------------------------------------------------------------------------------------------------
Armada Balanced Allocation Fund                                                                  7/31/98

   Returns Before Taxes                           16.18%         1.65%           3.05%

   Returns After Taxes on Distributions           15.83%         0.14%           1.10%

   Returns After Taxes on Distributions
   and Sale of Fund Shares                        10.50%         0.59%           1.38%
-------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees,
expenses or taxes)                                 4.10%         6.62%           6.94%        Since 7/31/98
-------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price
Index 2
(reflects no deduction for fees,
expenses or taxes)                                28.68%        -0.57%           1.31%        Since 7/31/98
-------------------------------------------------------------------------------------------------------------
Balanced Allocation Hybrid
Benchmark Index 3
(reflects no deduction for fees,
expenses or taxes)                                18.85%         2.31%           3.56%        Since 7/31/98
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 SINCE           DATE OF
CLASS B SHARES                                    1 YEAR        5 YEARS        INCEPTION        INCEPTION
-------------------------------------------------------------------------------------------------------------
Armada Balanced Allocation Fund                   16.09%         1.57%           3.35%          11/11/98
-------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees,                                                                  Since
expenses or taxes)                                 4.10%         6.62%           6.58%          10/31/98
-------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 2
(reflects no deduction for fees,                                                                  Since
expenses or taxes)                                28.68%        -0.57%           1.68%          10/31/98
-------------------------------------------------------------------------------------------------------------
Balanced Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees,                                                                  Since
expenses or taxes)                                18.85%         2.31%           3.64%          10/31/98
-------------------------------------------------------------------------------------------------------------
                                                                                 SINCE           DATE OF
CLASS C SHARES                                    1 YEAR        5 YEARS        INCEPTION        INCEPTION
-------------------------------------------------------------------------------------------------------------
Armada Balanced Allocation Fund                   20.03%          N/A           -1.22%           4/20/00
-------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees,                                                                  Since
expenses or taxes)                                 4.10%          N/A            8.85%           4/30/00
-------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 2
(reflects no deduction for fees,                                                                  Since
expenses or taxes)                                28.68%          N/A           -5.03%           4/30/00
-------------------------------------------------------------------------------------------------------------
Balanced Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees,                                                                  Since
expenses or taxes)                                18.85%          N/A            0.52%           4/30/00
-------------------------------------------------------------------------------------------------------------

1 The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
2 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
3 The Balanced Allocation Hybrid Benchmark Index is a blend of 60% S&P 500
  Composite Stock Price Index and 40% Lehman U.S. Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page 60 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA CONSERVATIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT GOAL                    Current income and moderate capital
                                   appreciation consistent with preservation of capital

PRINCIPAL INVESTMENT STRATEGY      Investing in a combination of Underlying
                                   Armada Funds that, in turn, invest primarily in investment-grade fixed income securities and, to a lesser extent, in U.S. and foreign common stocks and cash equivalents

PRINCIPAL RISKS                    Market risk, interest rate risk, credit risk,
                                   prepayment/extension risk, allocation risk, small companies risk, conflicts risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Conservative Allocation Fund's investment objective is to provide current income and moderate capital appreciation consistent with the preservation of capital. The investment objective may be changed without a shareholder vote. The Fund attempts to achieve its objective by investing in other mutual funds that are managed by the Fund's Adviser (Underlying Armada Funds). For more information, see "The Fund of Funds Structure of the Aggressive Allocation and Conservative Allocation Funds" on page 118.

The Fund invests in Underlying Armada Funds in accordance with weightings determined by the Adviser. The Underlying Armada Funds invest directly in fixed income and equity securities in accordance with their own investment policies and strategies.

The Fund intends to invest 50% to 80% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds), 20% to 50% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

The Fund's assets may be reallocated among the Underlying Armada Funds in the Adviser's discretion. The amounts invested in equity, fixed income and money market Underlying Armada Funds will vary from time to time depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The value of an investment in the Fund is based on the performance of the Underlying Armada Funds and allocation of the Fund's assets among them. The prices of fixed income securities in which some Underlying Armada Funds primarily invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying Armada Funds invest primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INTEREST RATE RISK. An investment in Underlying Armada Funds that invest in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that an Underlying Armada Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although an Underlying Armada Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. An Underlying Armada Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Underlying Armada Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Underlying Armada Fund will suffer from the inability to invest in higher yielding securities.

ALLOCATION RISK. In managing the Fund, the Adviser has the authority to select and allocate assets among Underlying Armada Funds. The Fund is subject to the risk that the Adviser's decisions regarding asset classes and selection of Underlying Armada Funds will not anticipate market trends successfully. For example, weighting Underlying Armada Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Armada Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

SMALL COMPANIES RISK. Since the Fund invests in Underlying Armada Funds that invest in securities issued by small capitalization companies, the Fund is indirectly subject to the risks associated with such investments. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

CONFLICTS RISK. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Armada Funds both because the fees payable to the Adviser by some Underlying Armada Funds are higher than fees payable by other Underlying Armada Funds and because the Adviser is also responsible for managing the Underlying Armada Funds. The Trustees and officers of Armada may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Armada Funds.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of the Class B Shares and the Class C Shares will differ due to differences in expenses.

                           CALENDAR YEAR TOTAL RETURNS

2002      2003
-6.05%    13.59%

Best Quarter          8.19%         (6/30/03)
Worst Quarter        -4.97%         (9/30/02)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 1.19%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT BOND INDEX, THE S&P 500 COMPOSITE STOCK PRICE INDEX AND THE CONSERVATIVE ALLOCATION HYBRID BENCHMARK INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

-----------------------------------------------------------------------------------------------------------------------

CLASS A SHARES                                                     1 YEAR      SINCE INCEPTION     DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Armada Conservative Allocation Fund                                                                      3/6/01

    Returns Before Taxes                                             8.21%           0.81%

    Returns After Taxes on Distributions                             7.62%           0.00%

    Returns After Taxes on Distributions and Sale of Fund
    Shares                                                           5.31%           0.18%
-----------------------------------------------------------------------------------------------------------------------
Lehman Intermediate U.S. Government/Credit Bond Index 1
(reflects no deduction for fees, expenses or taxes)                  4.31%           7.17%            Since 2/28/01
-----------------------------------------------------------------------------------------------------------------------
S&P Composite Stock Price Index 2
(reflects no deduction for fees, expenses or taxes)                 28.68%          -2.21%            Since 2/28/01
-----------------------------------------------------------------------------------------------------------------------
Conservative Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees, expenses or taxes)                 13.07%           3.89%            Since 2/28/01
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

CLASS A SHARES                                                     1 YEAR      SINCE INCEPTION     DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Armada Conservative Allocation Fund                                 7.86%            0.48%               7/13/01
-----------------------------------------------------------------------------------------------------------------------
Lehman Intermediate U.S. Government/Credit Bond Index 1
(reflects no deduction for fees, expenses or taxes)                 4.31%            7.54%           Since 6/30/01
-----------------------------------------------------------------------------------------------------------------------
S&P Composite Stock Price Index 2
(reflects no deduction for fees, expenses or taxes)                28.68%           -2.17%           Since 6/30/01
-----------------------------------------------------------------------------------------------------------------------
Conservative Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees, expenses or taxes)                13.07%            4.14%           Since 6/30/01
-----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES                                                     1 YEAR      SINCE INCEPTION     DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Armada Conservative Allocation Fund                                11.82%            1.45%              5/23/01
-----------------------------------------------------------------------------------------------------------------------
Lehman Intermediate U.S. Government/Credit Bond Index 1
(reflects no deduction for fees, expenses or taxes)                 4.31%            7.45%           Since 5/31/01
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 2
(reflects no deduction for fees, expenses or taxes)                28.68%           -3.03%           Since 5/31/01
-----------------------------------------------------------------------------------------------------------------------
Conservative Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees, expenses or taxes)                13.07%            3.78%           Since 5/31/01
-----------------------------------------------------------------------------------------------------------------------

1 The Lehman Intermediate U.S. Government/Credit Bond Index is an unmanaged index which is representative of intermediate term bonds.
2 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
3 The Conservative Allocation Hybrid Benchmark Index is a blend of 35% S&P 500
  Composite Stock Price Index and 65% Lehman Intermediate U.S. Government/Credit Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page 61 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 AGGRESSIVE ALLOCATION FUND              BALANCED ALLOCATION FUND

                                               CLASS A      CLASS B   CLASS C         CLASS A     CLASS B    CLASS C
----------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on
    Purchases (as percentage of offering        4.75% 1     None        None           4.75% 1       None       None
    price)
----------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge (Load)         None      5.00% 2     1.00% 3          None        5.00% 2    1.00% 3
    (as percentage of net asset value)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other
Distributions (as a percentage of offering       None       None        None            None         None       None
price)
----------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount        None       None        None            None         None       None
redeemed, if applicable)
----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                     None       None        None            None         None       None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                        0.25% 4    0.25% 4     0.25% 4         0.75%        0.75%      0.75%
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                       0.05% 5    0.65%       0.65%           0.05% 5      0.75%      0.75%
----------------------------------------------------------------------------------------------------------------------
Other Expenses:
----------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees 6                 0.25%      0.25%       0.25%           0.25%        0.25%      0.25%
----------------------------------------------------------------------------------------------------------------------
   Other 7                                      0.22%      0.22%       0.22%           0.20%        0.20%      0.20%
----------------------------------------------------------------------------------------------------------------------
Total Other Expenses                            0.47%      0.47%       0.47%           0.45%        0.45%      0.45%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses 7          0.77% 4    1.37% 4     1.37% 4         1.25%        1.95%      1.95%
----------------------------------------------------------------------------------------------------------------------
Indirect Underlying Fund Expenses               0.99% 8    0.99% 8     0.99% 8           N/A          N/A        N/A
----------------------------------------------------------------------------------------------------------------------
Total Fund Operating and Indirect Expenses      1.76% 8    2.36% 8     2.36% 8           N/A          N/A        N/A
----------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                          CONSERVATIVE ALLOCATION FUND

                                         CLASS A    CLASS B     CLASS C
-------------------------------------------------------------------------
    Maximum Sales Charge (Load)
    Imposed on Purchases (as
    percentage of offering price)         4.75% 1     None        None
-------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as percentage of net
    asset value)                           None      5.00% 2     1.00% 3
-------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                            None       None        None
-------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)            None       None        None
-------------------------------------------------------------------------
Exchange Fee                               None       None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 4                0.25%      0.25%       0.25%
-------------------------------------------------------------------------
Distribution
(12b-1) Fees                              0.05% 5    0.65%       0.65%
-------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------
   Shareholder Servicing Fees 6           0.25%      0.25%       0.25%
-------------------------------------------------------------------------
   Other 7                                0.22%      0.22%       0.22%
-------------------------------------------------------------------------
Total Other Expenses                      0.47%      0.47%       0.47%
-------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 4, 7                   0.77%      1.37%       1.37%
-----------------------------------------------------------------------
Indirect Underlying Fund Expenses 8       0.77%      0.77%       0.77%
-----------------------------------------------------------------------
Total Fund Operating and Indirect
Expenses 8                                1.54%      2.14%       2.14%
-----------------------------------------------------------------------

1 This sales charge varies depending upon how much you invest. See "Sales
  Charges."
2 This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
3 A contingent deferred sales charge is charged only with respect to Class C
  Shares redeemed prior to eighteen months from the date of purchase.
4 The Adviser waived its advisory fees for the Aggressive Allocation Fund and Conservative Allocation Fund during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

                                                          TOTAL        TOTAL         TOTAL
                                          ADVISORY      EXPENSES      EXPENSES     EXPENSES
  FUND                                      FEES        (CLASS A)     (CLASS B)    (CLASS C)
  Aggressive Allocation Fund                0.00%         1.13%        1.74%         1.74%
  Conservative Allocation Fund              0.00%         0.95%        1.56%         1.56%

   The Adviser expects to continue waiving its advisory fees for the Aggressive Allocation Fund and Conservative Allocation Fund during the remainder of the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

                                                          TOTAL         TOTAL        TOTAL
                                          ADVISORY      EXPENSES      EXPENSES     EXPENSES
  FUND                                      FEES        (CLASS A)     (CLASS B)    (CLASS C)
  Aggressive Allocation Fund                0.00%         0.52%         1.12%        1.12%
  Conservative Allocation Fund              0.00%         0.52%         1.12%        1.12%

   These fee waivers are voluntary and may be revised or discontinued at any time.

5 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class A Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.05% during the remainder of the current fiscal year.
6 Certain financial institutions may provide administrative services to their customers who own Class A, Class B or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.
7 Other Expenses have been restated to reflect current expenses, resulting in a restatement also of Total Annual Fund Operating Expenses.
8 Because the Aggressive Allocation Fund and Conservative Allocation Fund invest in other mutual funds, your investment in these Funds is also indirectly subject to the operating expenses of those mutual funds. Such expenses have typically ranged from 0.42% to 1.24% for Class I Shares of the Underlying Armada Funds, which is the only class of shares of the Underlying Armada Funds in which the Funds invest.

   The ratios of Indirect Underlying Fund Expenses shown in the table above are based on hypothetical allocations of Fund assets to Underlying Armada Funds as follows:

                                      Aggressive            Conservative
                                   Allocation Fund         Allocation Fund
                                   ---------------         ---------------
      International Equity Fund          0.00%                  0.00%
      Large Cap Growth Fund             16.87%                  8.33%
      Large Cap Value Fund              25.08%                 12.39%
      Small Cap Growth Fund             18.75%                  9.25%
      Small Cap Value Fund              18.87%                  9.30%
      Bond Fund                         19.92%                  0.00%
      Intermediate Bond Fund             0.00%                 59.62%
      Money Market Fund                  0.51%                  1.11%

   The allocations shown above are illustrative. Actual allocations may vary, which would affect the level of indirect expenses, favorably or unfavorably, to which a Fund is subject.

   Total Fund Operating and Indirect Expenses (after fee waivers for these Funds and for the Underlying Armada Funds) during the last fiscal year were:


                                            CLASS A      CLASS B      CLASS C
      Aggressive Allocation Fund             2.15%        2.76%        2.76%
      Conservative Allocation Fund           1.73%        2.34%        2.34%

   Total Fund Operating and Indirect Expenses (after fee waivers for these Funds and for the Underlying Armada Funds) for the remainder of the current fiscal year are expected to be:

                                            CLASS A      CLASS B      CLASS C
      Aggressive Allocation Fund             1.51%        2.11%        2.11%
      Conservative Allocation Fund           1.29%        1.89%        1.89%

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in Armada Asset Allocation Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

                                            1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                            ------        -------        -------        --------
AGGRESSIVE ALLOCATION FUND*
    Class A Shares                            $645         $1,003        $1,384           $2,450
    Class B Shares 1                           739          1,136         1,460            2,547
    Class B Shares 2                           239            736         1,260            2,547
    Class C Shares 1                           339            736         1,260            2,696
    Class C Shares 2                           239            736         1,260            2,696
------------------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND
    Class A Shares                            $596           $853        $1,129           $1,915
    Class B Shares 1                           698          1,012         1,252            2,094
    Class B Shares 2                           198            612         1,052            2,094
    Class C Shares 1                           298            612         1,052            2,275
    Class C Shares 2                           198            612         1,052            2,275
------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND*
    Class A Shares                            $625           $941        $1,280           $2,233
    Class B Shares 1                           718          1,073         1,354            2,483
    Class B Shares 2                           218            673         1,154            2,483
    Class C Shares 1                           318            673         1,154            2,483
    Class C Shares 2                           218            673         1,154            2,483
------------------------------------------------------------------------------------------------------

* The examples for the Armada Aggressive Allocation Fund and Armada Conservative Allocation Fund are based on total annual operating expenses for the Funds plus estimated indirect expenses of the Underlying Armada Funds. Actual expenses will vary depending upon the allocation of a Fund's assets among the various Underlying Armada Funds.
1  If you sell your shares at the end of the period.
2  If you do not sell your shares at the end of the period.

FIXED INCOME FUNDS

ARMADA BOND FUND

FUND SUMMARY

INVESTMENT GOAL                    Current income as well as preservation of
                                   capital

PRINCIPAL INVESTMENT STRATEGY      Investing in a diversified portfolio of
                                   investment grade fixed income securities, which maintains a dollar-weighted average maturity of between four and twelve years

PRINCIPAL RISKS                    Market risk, interest rate risk, prepayment/
                                   extension risk, credit risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Bond Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains a dollar-weighted average maturity of between four and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance information before June 9, 2000 represents performance of the Parkstone Bond Fund which was reorganized into the Armada Bond Fund on that date.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1994       1995       1996      1997      1998       1999       2000      2001       2002       2003
-3.68%     17.13%     3.11%     9.12%     7.27%      -2.04%     7.30%     7.26%      9.71%      3.80%

Best Quarter          6.11%         (6/30/95)
Worst Quarter        -2.61%         (3/31/94)


The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 2.28%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN U.S. AGGREGATE BOND INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

---------------------------------------------------------------------------

CLASS A SHARES                           1 YEAR     5 YEARS    10 YEARS
---------------------------------------------------------------------------
Armada Bond Fund

  Returns Before Taxes                   -1.12%      4.10%       5.22%

  Returns After Taxes on Distributions   -2.40%      2.03%       2.96%

  Returns After Taxes on Distributions
  and Sale of Fund Shares                -0.74%      2.18%       3.00%
---------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees,
expenses or taxes)                        4.10%      6.62%       6.95%
---------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                    SINCE          DATE OF
CLASS B SHARES                              1 YEAR      5 YEARS     10 YEARS      INCEPTION       INCEPTION
---------------------------------------------------------------------------------------------------------------
Armada Bond Fund                            -1.92%       4.04%         N/A          5.01%          2/4/94
---------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees,
expenses or taxes)                           4.10%       6.62%         N/A          6.86%       Since 1/31/94
---------------------------------------------------------------------------------------------------------------
                                                                                    SINCE          DATE OF
CLASS C SHARES                              1 YEAR      5 YEARS     10 YEARS      INCEPTION       INCEPTION
---------------------------------------------------------------------------------------------------------------
Armada Bond Fund                             2.08%        N/A          N/A          6.65%          6/12/00
---------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees,
expenses or taxes)                           4.10%        N/A          N/A          9.05%       Since 5/31/00
---------------------------------------------------------------------------------------------------------------

1 The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

FUND FEES AND EXPENSES

See page 87 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA GOVERNMENT MORTGAGE FUND
         (FORMERLY KNOWN AS THE "ARMADA U.S. GOVERNMENT INCOME FUND")


FUND SUMMARY

INVESTMENT GOAL                    Current income as well as preservation of
                                   capital

PRINCIPAL INVESTMENT STRATEGY      Investing in mortgage-related securities
                                   issued or guaranteed by the U.S. government

PRINCIPAL RISKS                    Market risk, interest rate risk, prepayment/
                                   extension risk, credit risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Government Mortgage Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in U.S. government securities. The investment objective may be changed without a shareholder vote.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains a dollar-weighted average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone U.S. Government Income Fund which was reorganized into the Armada Government Mortgage Fund on that date.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1994      1995      1996      1997      1998      1999       2000        2001       2002      2003
-0.70%    13.50%    4.54%     7.87%     6.83%     0.95%      10.00%      7.35%      7.92%     1.88%

Best Quarter                3.88%           (6/30/95)
Worst Quarter              -1.13%           (3/31/94)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 1.79%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

--------------------------------------------------------------------------------
CLASS A SHARES                                  1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Armada Government Mortgage Fund

   Returns Before Taxes                         -2.98%      4.55%       5.42%

   Returns After Taxes on Distributions         -4.21%      2.48%       2.87%

   Returns After Taxes on Distributions
   and Sale of Fund Shares                      -1.94%      2.57%       2.97%
--------------------------------------------------------------------------------
Lehman Mortgage-Backed Securities Index 1
(reflects no deduction for fees, expenses
or taxes)                                        3.07%      6.55%       6.89%

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE        DATE OF
CLASS B SHARES                                          1 YEAR        5 YEARS       10 YEARS      INCEPTION     INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Armada Government Mortgage Fund                         -3.65%         4.48%           N/A          5.17%         2/4/94
----------------------------------------------------------------------------------------------------------------------------
Lehman Mortgage-Backed Securities Index 1
(reflects no deduction for fees, expenses or taxes)      3.07%         6.55%           N/A          6.84%      Since 1/31/94
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES                                                                                      SINCE        DATE OF
                                                        1 YEAR        5 YEARS       10 YEARS      INCEPTION     INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Armada Government Mortgage Fund                          0.29%          N/A            N/A          6.16%        6/21/00
----------------------------------------------------------------------------------------------------------------------------
Lehman Mortgage-Backed Securities Index 1
(reflects no deduction for fees, expenses or taxes)      3.07%          N/A            N/A          7.80%        6/30/00
----------------------------------------------------------------------------------------------------------------------------

1 The Lehman Mortgage-Backed Securities Index is a widely-recognized index of mortgage-backed securities issued by GNMA, FHLMC, and Fannie Mae. All securities in the index are rated AAA, with maturities of at least one year.

FUND FEES AND EXPENSES

See page 87 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA INTERMEDIATE BOND FUND


FUND SUMMARY

INVESTMENT GOAL                    High current income as well as preservation
                                   of capital

PRINCIPAL INVESTMENT STRATEGY      Investing in investment grade fixed income
                                   securities, while maintaining a
                                   dollar-weighted average maturity of between three and ten years

PRINCIPAL RISKS                    Market risk, interest rate risk, prepayment/
                                   extension risk, credit risk, foreign risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Intermediate Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains a dollar-weighted average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the

United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1994       1995       1996       1997       1998      1999       2000       2001      2002      2003
-4.78%     15.39%     2.77%      6.67%      7.44%     -0.37%     6.52%      7.60%     9.67%     3.75%

Best Quarter                5.33%            (6/30/95)
Worst Quarter              -3.34%            (3/31/94)


The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 2.25%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT BOND INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS

BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

--------------------------------------------------------------------------------

CLASS A SHARES                               1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Armada Intermediate Bond Fund

   Returns Before Taxes                      -1.17%       4.35%       4.82%

   Returns After Taxes on
   Distributions                             -2.30%       2.36%       2.66%

   Returns After Taxes on
   Distributions and Sale of Fund
   Shares                                    -0.77%       2.44%       2.72%
-------------------------------------------------------------------------------
Lehman Intermediate U.S.
Government/Credit Bond Index 1
(reflects no deduction for fees,
expenses or taxes)                            4.31%       6.65%       6.63%

--------------------------------------------------------------------------------------------------------------------
                                                                                        SINCE           DATE OF
CLASS B SHARES                               1 YEAR       5 YEARS      10 YEARS       INCEPTION        INCEPTION
--------------------------------------------------------------------------------------------------------------------
Armada Intermediate Bond Fund                -1.88%       4.34%          N/A            4.84%            1/6/98
--------------------------------------------------------------------------------------------------------------------
Lehman Intermediate U.S.
Government/Credit Bond Index 1
(reflects no deduction for fees,
expenses or taxes)                            4.31%       6.65%          N/A            6.95%        Since 12/31/97
--------------------------------------------------------------------------------------------------------------------
                                                                                        SINCE           DATE OF
CLASS C SHARES                               1 YEAR       5 YEARS      10 YEARS       INCEPTION        INCEPTION
--------------------------------------------------------------------------------------------------------------------
Armada Intermediate Bond Fund                 2.11%         N/A          N/A            6.93%            5/30/00
--------------------------------------------------------------------------------------------------------------------
Lehman Intermediate U.S.
Government/Credit Bond Index 1
(reflects no deduction for fees,
expenses or taxes)                            4.31%         N/A          N/A            8.85%         Since 5/31/00
--------------------------------------------------------------------------------------------------------------------

1 The Lehman Intermediate U.S. Government/Credit Bond Index is an unmanaged index which is representative of intermediate-term bonds.

FUND FEES AND EXPENSES

See page 88 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA LIMITED MATURITY BOND FUND

FUND SUMMARY

INVESTMENT GOAL                    Current income as well as preservation of
                                   capital

PRINCIPAL INVESTMENT STRATEGY      Investing in investment grade fixed income
                                   securities, while maintaining a
                                   dollar-weighted average maturity of between one and five years

PRINCIPAL RISKS                    Market risk, interest rate risk, prepayment/
                                   extension risk, credit risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Limited Maturity Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. In buying and selling securities for the Fund, the Adviser considers a number of factors including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains an average dollar-weighted portfolio maturity of between one and five years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1995        1996        1997       1998        1999        2000        2001       2002        2003
7.60%       5.18%       6.33%      6.58%       3.15%       4.39%       9.03%      5.09%       2.07%

Best Quarter                3.59%            (3/31/01)
Worst Quarter              -0.34%           (12/31/00)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 1.10%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

---------------------------------------------------------------------------------------------------------------
                                                                                   SINCE           DATE OF
CLASS A SHARES                                       1 YEAR       5 YEARS        INCEPTION        INCEPTION
---------------------------------------------------------------------------------------------------------------
Armada Limited Maturity Bond Fund                                                                   9/9/94

   Returns Before Taxes                              -0.77%        4.13%           5.10%

   Returns After Taxes on Distributions              -1.68%        2.26%           2.99%

   Returns After Taxes on Distributions and
   Sale of Fund Shares                               -0.50%        2.34%           3.01%
---------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S.
Corporate/Government Index 1
(reflects no deduction for fees, expenses or
taxes)                                                2.74%        5.74%           6.23%         Since 8/31/94

---------------------------------------------------------------------------------------------------------------
                                                                                   SINCE           DATE OF
CLASS B SHARES                                       1 YEAR       5 YEARS        INCEPTION        INCEPTION
---------------------------------------------------------------------------------------------------------------
Armada Limited Maturity Bond Fund                    -3.71%         N/A            3.89%           8/11/99
---------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S.
Corporate/Government Index 1
(reflects no deduction for fees, expenses
or taxes)                                             2.74%         N/A            6.14%        Since 7/31/99
---------------------------------------------------------------------------------------------------------------
                                                                                   SINCE           DATE OF
CLASS C SHARES                                       1 YEAR       5 YEARS        INCEPTION        INCEPTION
---------------------------------------------------------------------------------------------------------------
Armada Limited Maturity Bond Fund                     0.37%         N/A            4.37%           1/27/00
---------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S.
Corporate/Government Index 1
(reflects no deduction for fees, expenses                                                           Since
or taxes)                                             2.74%         N/A            6.52%           1/31/00
---------------------------------------------------------------------------------------------------------------

1 The Merrill Lynch 1-3 year U.S. Corporate/Government Index is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

FUND FEES AND EXPENSES

See page 89 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA TOTAL RETURN ADVANTAGE FUND

FUND SUMMARY

INVESTMENT GOAL                    Current income as well as preservation of
                                   capital

PRINCIPAL INVESTMENT STRATEGY      Investing in investment grade fixed income
                                   securities, while maintaining an average dollar-weighted maturity of between four and twelve years

PRINCIPAL RISKS                    Market risk, credit risk, interest rate risk,
                                   prepayment/extension risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Total Return Advantage Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade debt securities. The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 15% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as "junk bonds." The Fund does not intend to invest in junk bonds rated by Standard & Poor's, at the time of purchase, below C or that are of equivalent quality as determined by the Adviser. If a security is downgraded below C or the equivalent, the Adviser will reevaluate whether continuing to hold the security is in the best interest of the shareholders.

The Fund normally maintains an average dollar-weighted maturity of between four and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.

Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS

1995       1996       1997       1998        1999        2000        2001       2002        2003
18.37%     2.86%      8.54%      8.68%       -3.21%      12.33%      7.01%      10.81%      4.86%

Best Quarter                6.25%            (6/30/95)
Worst Quarter              -2.58%            (3/31/96)


The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 2.72%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN U.S. GOVERNMENT/CREDIT BOND INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES

ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.


---------------------------------------------------------------------------------------------------------------
                                                                                     SINCE         DATE OF
CLASS A SHARES                                         1 YEAR        5 YEARS       INCEPTION      INCEPTION
---------------------------------------------------------------------------------------------------------------
Armada Total Return Advantage Fund                                                                  9/6/94

   Returns Before Taxes                                -0.12%         5.19%          6.73%

   Returns After Taxes on Distributions                -1.98%         2.91%          4.10%

   Returns After Taxes on Distributions and Sale
   of Fund Shares                                       0.20%         3.02%          4.10%
---------------------------------------------------------------------------------------------------------------
Lehman U.S. Government/Credit Bond Index 1
(reflects no deduction for fees, expenses
or taxes)                                               4.67%         6.66%          7.77%       Since 8/31/94
---------------------------------------------------------------------------------------------------------------
                                                                                     SINCE         DATE OF
CLASS B SHARES                                         1 YEAR        5 YEARS       INCEPTION      INCEPTION
---------------------------------------------------------------------------------------------------------------
Armada Total Return Advantage Fund                     -0.79%          N/A           7.13%         9/29/99
---------------------------------------------------------------------------------------------------------------
Lehman U.S. Government/Credit Bond Index 1
(reflects no deduction for fees, expenses
or taxes)                                               4.67%          N/A           8.32%      Since 9/30/99
---------------------------------------------------------------------------------------------------------------
                                                                                     SINCE         DATE OF
CLASS C SHARES                                         1 YEAR        5 YEARS       INCEPTION      INCEPTION
---------------------------------------------------------------------------------------------------------------
Armada Total Return Advantage Fund                      3.14%          N/A           7.77%         10/3/00
---------------------------------------------------------------------------------------------------------------
Lehman U.S. Government/Credit Bond Index 1
(reflects no deduction for fees, expenses or
taxes)                                                  4.67%          N/A           8.82%      Since 9/30/00
---------------------------------------------------------------------------------------------------------------

1 The Lehman U.S. Government/Credit Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least one year.


FUND FEES AND EXPENSES

See page 89 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA ULTRA SHORT BOND FUND
         (FORMERLY KNOWN AS THE "ARMADA SHORT DURATION BOND FUND")

FUND SUMMARY

INVESTMENT GOAL                          High current income while preserving
                                         capital

PRINCIPAL INVESTMENT STRATEGY            Investing in high-quality fixed income
                                         securities with an average maturity of
                                         9 to 15 months

PRINCIPAL RISKS                          Market risk, credit risk, interest rate
                                         risk, prepayment/extension risk

PRINCIPAL INVESTMENT STRATEGIES

The Ultra Short Bond Fund's investment objective is to obtain high current income while preserving capital. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration of 0.8 to 1.2 years. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus the higher the Fund's duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund's average duration within the 0.8 to 1.2 year range to take advantage of expected changes in interest rates.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. If a security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the interests of investors to sell.

Due to its investment strategy, the Fund will buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not completed a full calendar year of investment operations as of December 31, 2003.

FUND FEES AND EXPENSES

See page 90 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    BOND FUND                     GOVERNMENT MORTGAGE FUND

                                         CLASS A     CLASS B     CLASS C       CLASS A      CLASS B     CLASS C
-------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)
    Imposed on Purchases (as
    percentage of offering price)          4.50% 1      None        None         4.50% 1       None        None
-------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as percentage of net
    asset value)                            None       5.00% 2     1.00% 3        None        5.00% 2     1.00% 3
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None          None         None        None
-------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)             None        None        None          None         None        None
-------------------------------------------------------------------------------------------------------------------
Exchange Fee                                None        None        None          None         None        None



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                   0.55%       0.55%       0.55%         0.55% 7      0.55% 7     0.55% 7
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                  0.05% 4     0.75%       0.75%         0.05% 4      0.75%       0.75%
-------------------------------------------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees 5            0.25%       0.25%       0.25%         0.25%        0.25%       0.25%
-------------------------------------------------------------------------------------------------------------------
   Other 6                                 0.13%       0.13%       0.13%         0.14%        0.14%       0.14%
-------------------------------------------------------------------------------------------------------------------
Total Other Expenses                       0.38%       0.38%       0.38%         0.39%        0.39%       0.39%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 6                       0.98%       1.68%       1.68%         0.99% 7      1.69% 7     1.69% 7
-------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
                                           INTERMEDIATE BOND FUND

                                         CLASS A     CLASS B     CLASS C
    Maximum Sales Charge (Load)
    Imposed on Purchases (as
    percentage of offering price)          4.50% 1      None        None
-------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as percentage of net
    asset value)                            None       5.00% 2     1.00% 3
-------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None
-------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)             None        None        None
-------------------------------------------------------------------------
Exchange Fee                                None        None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 7                 0.55%       0.55%       0.55%
-------------------------------------------------------------------------
Distribution (12b-1) Fees                  0.05% 4     0.75%       0.75%
-------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------
   Shareholder Servicing Fees 5            0.25%       0.25%       0.25%
-------------------------------------------------------------------------
   Other 6                                 0.13%       0.13%       0.13%
-------------------------------------------------------------------------
Total Other Expenses                       0.38%       0.38%       0.38%
-------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 6, 7                    0.98%       1.68%       1.68%
-------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)


                                            LIMITED MATURITY BOND FUND           TOTAL RETURN ADVANTAGE FUND

                                         CLASS A     CLASS B     CLASS C       CLASS A      CLASS B     CLASS C
    Maximum Sales Charge (Load)
    Imposed on Purchases (as
    percentage of offering price)          2.00% 1      None        None         4.50% 1       None        None
------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as percentage of net
    asset value)                            None       5.00% 2     1.00% 3        None        5.00% 2     1.00% 3
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None          None         None        None
------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)             None        None        None          None         None        None
------------------------------------------------------------------------------------------------------------------
Exchange Fee                                None        None        None          None         None        None



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 7                  0.45%       0.45%       0.45%         0.55%       0.55%       0.55%
---------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                   0.05% 4     0.75%       0.75%         0.05% 4     0.75%       0.75%
---------------------------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees 5             0.25%       0.25%       0.25%         0.25%       0.25%       0.25%
---------------------------------------------------------------------------------------------------------------
   Other 6                                  0.14%       0.14%       0.14%         0.14%       0.14%       0.14%
---------------------------------------------------------------------------------------------------------------
Total Other Expenses                        0.39%       0.39%       0.39%         0.39%       0.39%       0.39%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 6, 7                     0.89%       1.59%       1.59%         0.99%       1.69%       1.69%
---------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
                                              ULTRA SHORT BOND FUND

                                         CLASS A     CLASS B     CLASS C
    Maximum Sales Charge (Load)
    Imposed on Purchases (as
    percentage of offering price)          1.00% 1      None        None
--------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as percentage of net
    asset value)                            None       5.00% 2     1.00% 3
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None
--------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)             None        None        None
--------------------------------------------------------------------------
Exchange Fee                                None        None        None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 7                 0.40%       0.40%       0.40%
--------------------------------------------------------------------------
Distribution (12b-1) Fees                  0.02% 4     0.75%       0.75%
--------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------
   Shareholder Servicing Fees 5            0.25%       0.25%       0.25%
--------------------------------------------------------------------------
   Other 6, 8                              0.13%       0.13%       0.13%
--------------------------------------------------------------------------
Total Other Expenses                       0.38%       0.38%       0.38%
--------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 6, 7                    0.80%       1.53%       1.53%
--------------------------------------------------------------------------

1 This sales charge varies depending upon how much you invest. See "Sales
  Charges."
2 This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
3 A contingent deferred sales charge is charged only with respect to Class C
  Shares redeemed prior to eighteen months from the date of purchase.
4 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class A
  Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.05% (0.02% for the Ultra Short Bond Fund) during the remainder of the current fiscal year.
5 Certain financial institutions may provide administrative services to their customers who own Class A, Class B or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.
6 Other Expenses have been restated to reflect current expenses, resulting in a restatement also of Total Annual Fund Operating Expenses.
7 The Adviser waived a portion of its advisory fees for certain Funds during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:


                                                         TOTAL        TOTAL           TOTAL
                                          ADVISORY     EXPENSES      EXPENSES       EXPENSES
  FUND                                      FEES       (CLASS A)    (CLASS B)       (CLASS C)
  Intermediate Bond Fund                    0.40%         0.83%        1.54%          1.54%
  Limited Maturity Bond Fund                0.35%         0.79%        1.50%          1.50%
  Total Return Advantage Fund               0.40%         0.83%        1.54%          1.54%
  Ultra Short Bond Fund                     0.10%         0.52%          *              *

* Class B and Class C Shares of the Ultra Short Bond Fund were not in operation during the last fiscal year.

   The Adviser expects to continue waiving a portion of its advisory fees for these Funds and also expects to waive a portion of its advisory fee for the Government Mortgage Fund during the remainder of the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:


                                                           TOTAL          TOTAL          TOTAL
  FUND                                    ADVISORY       EXPENSES       EXPENSES       EXPENSES
                                            FEES         (CLASS A)      (CLASS B)      (CLASS C)
  Government Mortgage Fund                  0.40%          0.84%          1.54%          1.54%
  Intermediate Bond Fund                    0.40%          0.83%          1.53%          1.53%
  Limited Maturity Bond Fund                0.35%          0.79%          1.49%          1.49%
  Total Return Advantage Fund               0.40%          0.84%          1.54%          1.54%
  Ultra Short Bond Fund                     0.20%          0.60%            *              *

* Class B and Class C Shares of the Ultra Short Bond Fund were not in operation during the last fiscal year.

  These fee waivers are voluntary and may be revised or discontinued at any time.

8 Other Expenses for the Ultra Short Bond Fund are based on estimated amounts for the current fiscal year.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in Armada Fixed Income Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:



                                                1 YEAR          3 YEARS            5 YEARS           10 YEARS
                                                ------          -------            -------           --------
BOND FUND
    Class A Shares                                $545             $748               $967             $1,597
    Class B Shares 1                               671              930              1,113              1,801
    Class B Shares 2                               171              530                913              1,801
    Class C Shares 1                               271              530                913              1,987
    Class C Shares 2                               171              530                913              1,987
---------------------------------------------------------------------------------------------------------------
GOVERNMENT MORTGAGE FUND
    Class A Shares                                $546             $751               $972             $1,608
    Class B Shares 1                               672              933              1,118              1,812
    Class B Shares 2                               172              533                918              1,812
    Class C Shares 1                               272              533                918              1,998
    Class C Shares 2                               172              533                918              1,998
---------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
    Class A Shares                                $545             $748               $967             $1,597
    Class B Shares 1                               671              930              1,113              1,801
    Class B Shares 2                               171              530                913              1,801
    Class C Shares 1                               271              530                913              1,987
    Class C Shares 2                               171              530                913              1,987
---------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
    Class A Shares                                $289             $478               $683             $1,274
    Class B Shares 1                               662              902              1,066              1,702
    Class B Shares 2                               162              502                866              1,702
    Class C Shares 1                               262              502                866              1,889
    Class C Shares 2                               162              502                866              1,889
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
    Class A Shares                                $546             $751               $972             $1,608
    Class B Shares 1                               672              933              1,118              1,812
    Class B Shares 2                               172              533                918              1,812
    Class C Shares 1                               272              533                918              1,998
    Class C Shares 2                               172              533                918              1,998
---------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
    Class A Shares                                $181             $353               $540             $1,080
    Class B Shares 1                               656              883              1,034              1,627
    Class B Shares 2                               156              483                834              1,627
    Class C Shares 1                               256              483                834              1,824
    Class C Shares 2                               156              483                834              1,824

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.

TAX FREE BOND FUNDS

ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
         (FORMERLY KNOWN AS THE "ARMADA NATIONAL TAX EXEMPT BOND FUND")

FUND SUMMARY

INVESTMENT GOAL                          Current income exempt from federal
                                         income tax as is consistent with
                                         conservation of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal income tax

PRINCIPAL RISKS                          Market risk, interest rate risk, credit
                                         risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Intermediate Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote.

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in bonds that generate income exempt from federal income tax (including the federal alternative minimum tax). Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.

The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund normally will maintain a dollar-weighted average effective maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The performance of Class A Shares of the Armada Intermediate Tax Exempt Bond Fund for the period April 9, 1998 until June 22, 1998, when Class A Shares were first offered for sale, is represented by the performance of the Fund's Class I Shares. The performance of Class A Shares of the Intermediate Tax Exempt Bond Fund for the period prior to April 9, 1998 is represented by the performance of a common trust fund which operated prior to the effectiveness of the registration statement of the Intermediate Tax Exempt Bond Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the Intermediate Tax Exempt Bond Fund's inception as a registered mutual fund, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as those of the Fund. In connection with the Intermediate Tax Exempt Bond Fund's commencement of operations as a registered mutual fund, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Intermediate Tax Exempt Bond Fund.

The common trust fund was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the common trust fund, which are separate and distinct from the Intermediate Tax Exempt Bond Fund, do not represent past performance of the Fund, and should not be considered as representative of future results of the Fund.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS


1994         1995         1996       1997       1998      1999        2000       2001       2002       2003
-4.58%       14.05%       -1.07%     6.57%      5.85%     -0.91%      8.87%      4.48%      8.15%      3.73%

Best Quarter                3.66%                     (6/30/02)
Worst Quarter              -1.85%                     (6/30/99)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 1.07%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY AND ONLY SINCE THE FUND COMMENCED INVESTMENT OPERATIONS AS A REGISTERED MUTUAL FUND. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.


--------------------------------------------------------------------------------------------------------------------------
                                                                                  SINCE                  DATE OF
                                                                              COMMENCEMENT AS         COMMENCEMENT AS
CLASS A SHARES                       1 YEAR     5 YEARS      10 YEARS         REGISTERED FUND         REGISTERED FUND
--------------------------------------------------------------------------------------------------------------------------
Armada Intermediate Tax Exempt
Bond Fund                                                                                                  4/9/98

   Returns Before Taxes              -1.18%       3.80%         3.82% 1            4.05%

   Returns After Taxes on
   Distributions                     -1.18%       3.79%           N/A 2            4.03%

   Returns After Taxes on
   Distributions and Sale of
   Fund Shares                        0.44%       3.81%           N/A 2            4.03%
--------------------------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond
Index 3
(reflects no deduction for
fees, expenses or taxes)              5.45%       5.92%         5.85%              6.09%                Since 6/30/98
--------------------------------------------------------------------------------------------------------------------------


CLASS B SHARES                       1 YEAR     5 YEARS      10 YEARS        SINCE INCEPTION          DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Armada Intermediate Tax Exempt
Bond Fund                            -1.99%         N/A           N/A              3.47%                1/28/99
--------------------------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond
Index 3
(reflects no deduction for
fees, expenses or taxes)              5.45%         N/A           N/A              5.71%                Since 1/31/99
--------------------------------------------------------------------------------------------------------------------------


CLASS C SHARES                       1 YEAR     5 YEARS      10 YEARS        SINCE INCEPTION          DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Armada Intermediate Tax Exempt
Bond Fund                             2.01%         N/A           N/A              5.35%                    2/24/00
--------------------------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond
Index 3
(reflects no deduction for
fees, expenses or taxes)              5.45%       N/A          N/A                 7.78%                Since 2/29/00
--------------------------------------------------------------------------------------------------------------------------

1 Performance for periods prior to the Fund's commencement as a registered mutual fund reflects performance of the predecessor common trust fund described above.
2 After-tax returns for periods prior to commencement of operations as a registered mutual fund are not available.
3 The Lehman 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES
See page 109 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
         (FORMERLY KNOWN AS THE "ARMADA MICHIGAN MUNICIPAL BOND FUND")

FUND SUMMARY

INVESTMENT GOAL                          Current income exempt from federal
                                         income tax and, to the extent
                                         possible, from Michigan personal
                                         income tax, as is consistent with
                                         conservation of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal and Michigan state income taxes

PRINCIPAL RISKS                          Market risk, interest rate risk, credit
                                         risk, single state risk,
                                         non-diversification risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Michigan Intermediate Municipal Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital. Such income may be subject to the federal alternative minimum tax when received by certain shareholders. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in debt securities issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan state income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (Michigan municipal bonds). As a matter of fundamental policy, the Fund normally invests at least 80% of the value of its net assets plus any borrowings for investment purposes in Michigan municipal bonds. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of its shareholders. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that Michigan municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in Michigan makes the Fund susceptible to economic, political and regulatory events that affect Michigan.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For additional information about risks, see "More Information About Principal Investment Strategies."


PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund which was reorganized into the Armada Michigan Intermediate Municipal Bond Fund on that date.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS


1994         1995         1996     1997       1998       1999       2000       2001      2002       2003
-3.00%       13.24%       2.84%    6.93%      4.76%      -1.60%     8.71%      4.38%     8.06%      3.83%

Best Quarter                5.19%            (3/31/95)
Worst Quarter              -3.27%            (3/31/94)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 0.96%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

--------------------------------------------------------------------------------

CLASS A SHARES                                 1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Armada Michigan Intermediate Municipal
Bond Fund
   Returns Before Taxes                        -1.10%      3.60%        4.20%
   Returns After Taxes on Distributions        -1.10%      3.58%        4.15%
   Returns After Taxes on Distributions
   and Sale of Fund Shares                      0.59%      3.65%        4.16%
--------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index 1
(reflects no deduction for fees, expenses
or taxes)                                       5.45%      5.92%        5.85%
--------------------------------------------------------------------------------


                                                                                      SINCE           DATE OF
CLASS B SHARES                                 1 YEAR     5 YEARS     10 YEARS      INCEPTION        INCEPTION
--------------------------------------------------------------------------------------------------------------------
Armada Michigan Intermediate Municipal
Bond Fund                                     -1.89%       3.50%         N/A           3.92%           2/4/94
--------------------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index 1
(reflects no deduction for fees, expenses
or taxes)                                      5.45%       5.92%         N/A           5.79%        Since 1/31/94
--------------------------------------------------------------------------------------------------------------------


                                                                                      SINCE           DATE OF
CLASS C SHARES                                 1 YEAR     5 YEARS      10 YEARS     INCEPTION        INCEPTION
--------------------------------------------------------------------------------------------------------------------
Armada Michigan Intermediate Municipal
Bond Fund                                       2.18%       N/A          N/A           4.34%           8/6/01
--------------------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index 1
(reflects no deduction for fees, expenses
or taxes)                                       5.45%       N/A          N/A           6.71%        Since 7/31/01
--------------------------------------------------------------------------------------------------------------------

1 The Lehman 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page 109 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
         (FORMERLY KNOWN AS THE "ARMADA OHIO TAX EXEMPT BOND FUND")

FUND SUMMARY

INVESTMENT GOAL                          Current income exempt from federal
                                         income tax and, to the extent possible,
                                         Ohio personal income taxes, consistent
                                         with conservation of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal income and Ohio personal income
                                         taxes

PRINCIPAL RISKS                          Market risk, interest rate risk, credit
                                         risk, single state risk,
                                         non-diversification risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Ohio Intermediate Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with the conservation of capital. The investment objective may be changed without a shareholder vote.

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes (Ohio municipal bonds). Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund normally will maintain an average weighted effective maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that Ohio municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in Ohio makes the Fund susceptible to economic, political and regulatory events that affect Ohio.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS


1994         1995         1996        1997        1998       1999        2000     2001       2002       2003
-4.19%       13.37%       3.92%       7.35%       5.25%      -1.14%      8.67%    4.23%      8.53%      3.51%

Best Quarter                5.04%            (3/31/95)
Worst Quarter              -4.89%            (3/31/94)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 0.83%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

--------------------------------------------------------------------------------
CLASS A SHARES                                1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Armada Ohio Intermediate Tax Exempt Bond
Fund
   Returns Before Taxes                        0.44%        4.05%         4.52%
   Returns After Taxes on Distributions        0.44%        4.05%         4.52%
   Returns After Taxes on Distributions
   and Sale of Fund Shares                     1.45%        4.04%         4.49%
--------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index 1
(reflects no deduction for fees, expenses
or taxes)                                      5.45%        5.92%         5.85%
--------------------------------------------------------------------------------


                                                                                        SINCE       DATE OF
CLASS B SHARES                                1 YEAR       5 YEARS      10 YEARS      INCEPTION    INCEPTION
------------------------------------------------------------------------------------------------------------------------
Armada Ohio Intermediate Tax Exempt Bond
Fund                                          -2.21%         N/A           N/A          2.66%            12/4/01
------------------------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index 1
(reflects no deduction for fees, expenses
or taxes)                                      5.45%         N/A           N/A          7.12%        Since 11/30/01
------------------------------------------------------------------------------------------------------------------------

                                                                                        SINCE       DATE OF
CLASS C SHARES                                1 YEAR       5 YEARS      10 YEARS      INCEPTION    INCEPTION
------------------------------------------------------------------------------------------------------------------------
Armada Ohio Intermediate Tax Exempt Bond
Fund                                           1.88%         N/A           N/A          5.43%            6/23/00
------------------------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index 1
(reflects no deduction for fees, expenses
or taxes)                                      5.45%         N/A           N/A          7.62%         Since 6/30/00
------------------------------------------------------------------------------------------------------------------------

1 The Lehman 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page 110 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
         (FORMERLY KNOWN AS THE "ARMADA PENNSYLVANIA MUNICIPAL BOND FUND")

FUND SUMMARY

INVESTMENT GOAL                          Current income exempt from both regular
                                         federal income tax and, to the extent
                                         possible, Pennsylvania personal income
                                         tax as is consistent with conservation
                                         of capital

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal income and Pennsylvania
                                         personal income taxes

PRINCIPAL RISKS                          Market risk, interest rate risk, credit
                                         risk, single state risk,
                                         non-diversification risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Pennsylvania Intermediate Municipal Bond Fund's investment objective is to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in debt securities issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal income and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (Pennsylvania municipal bonds). As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in Pennsylvania municipal bonds.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund normally will maintain an average weighted portfolio maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that Pennsylvania municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in Pennsylvania makes the Fund susceptible to economic, political and regulatory events that affect Pennsylvania.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below. The performance of Class B Shares and Class C Shares will differ due to differences in expenses.

CALENDAR YEAR TOTAL RETURNS


1997          1998        1999       2000        2001        2002        2003
6.83%         5.62%       -1.05%     8.77%       4.20%       8.03%       3.63%

Best Quarter                3.79%            (9/30/02)
Worst Quarter              -1.85%            (6/30/99)

The Fund's year-to-date total return for Class A Shares through March 31, 2004 was 0.83%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES AND CLASS C SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX, AFTER TAKING INTO ACCOUNT APPLICABLE SALES CHARGES FOR THE FUND. NO AVERAGE ANNUAL RETURNS ARE SHOWN FOR CLASS B SHARES BECAUSE CLASS B SHARES HAD NOT COMMENCED INVESTMENT OPERATIONS AS OF DECEMBER 31, 2003. AFTER-TAX RETURNS ARE SHOWN FOR CLASS A SHARES ONLY. AFTER-TAX RETURNS FOR CLASS B SHARES AND CLASS C SHARES WILL DIFFER. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.



-------------------------------------------------------------------------------------------------------------
                                                                                   SINCE           DATE OF
CLASS A SHARES                                    1 YEAR        5 YEARS          INCEPTION        INCEPTION
-------------------------------------------------------------------------------------------------------------
Armada Pennsylvania Intermediate Municipal                                                         9/11/96
Bond Fund
   Returns Before Taxes                            0.54%          4.01%            4.85%
   Returns After Taxes on Distributions            0.54%          4.01%            4.80%
   Returns After Taxes on Distributions and
   Sale of Fund Shares                             1.48%          4.01%            4.73%
-------------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index 1
(reflects no deduction for fees, expenses or
taxes)                                             5.45%          5.92%            6.40%        Since 8/31/96
-------------------------------------------------------------------------------------------------------------


                                                                                   SINCE           DATE OF
CLASS C SHARES                                    1 YEAR        5 YEARS          INCEPTION        INCEPTION
-------------------------------------------------------------------------------------------------------------
Armada Pennsylvania Intermediate Municipal
Bond Fund                                          1.91%           N/A             4.38%           2/24/00
-------------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index 1
(reflects no deduction for fees, expenses or
taxes)                                             5.45%           N/A             7.78%        Since 2/29/00
-------------------------------------------------------------------------------------------------------------

1 The Lehman 7-Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since
  January 1984.

FUND FEES AND EXPENSES

See page 110 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)


                                            INTERMEDIATE TAX EXEMPT BOND       MICHIGAN INTERMEDIATE MUNICIPAL
                                                       FUND                              BOND FUND

                                         CLASS A     CLASS B     CLASS C       CLASS A    CLASS B     CLASS C
    Maximum Sales Charge (Load)
    Imposed on Purchases (as
    percentage of offering price)          3.00% 1      None        None         3.00% 1     None        None
-----------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as percentage of net
    asset value)                            None       5.00% 2     1.00% 3        None      5.00% 2     1.00% 3
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None          None       None        None
-----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)             None        None        None          None       None        None
-----------------------------------------------------------------------------------------------------------------
Exchange Fee                                None        None        None          None       None        None



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 4                 0.55%       0.55%       0.55%         0.55%      0.55%       0.55%
-----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                  0.05% 5     0.75%       0.75%         0.05% 5    0.75%       0.75%
-----------------------------------------------------------------------------------------------------------------
Other Expenses:
-----------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees 6            0.25%       0.25%       0.25%         0.25%      0.25%       0.25%
-----------------------------------------------------------------------------------------------------------------
   Other 7                                 0.14%       0.14%       0.14%         0.14%      0.14%       0.14%
-----------------------------------------------------------------------------------------------------------------
Total Other Expenses                       0.39%       0.39%       0.39%         0.39%      0.39%       0.39%
-----------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 4, 7                    0.99%       1.69%       1.69%         0.99%      1.69%       1.69%
-----------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)


                                        OHIO INTERMEDIATE TAX EXEMPT         PENNSYLVANIA INTERMEDIATE MUNICIPAL
                                                   BOND FUND                              BOND FUND

                                         CLASS A     CLASS B     CLASS C       CLASS A    CLASS B     CLASS C
    Maximum Sales Charge (Load)
    Imposed on Purchases (as
    percentage of offering price)          3.00% 1      None        None         3.00% 1     None        None
-----------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as percentage of net
    asset value)                            None       5.00% 2     1.00% 3        None      5.00% 2     1.00% 3
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                             None        None        None          None       None        None
-----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)             None        None        None          None       None        None
-----------------------------------------------------------------------------------------------------------------
Exchange Fee                                None        None        None          None       None        None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 4                  0.55%       0.55%       0.55%         0.55%      0.55%       0.55%
-----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                   0.05% 5     0.75%       0.75%         0.05% 5    0.75%       0.75%
-----------------------------------------------------------------------------------------------------------------
Other Expenses:
-----------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees 6             0.25%       0.25%       0.25%         0.25%      0.25%       0.25%
-----------------------------------------------------------------------------------------------------------------
   Other 7                                  0.14%       0.14%       0.14%         0.16%      0.16%       0.16%
-----------------------------------------------------------------------------------------------------------------
Total Other Expenses                        0.39%       0.39%       0.39%         0.41%      0.41%       0.41%
-----------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 4, 7                     0.99%       1.69%       1.69%         1.01%      1.71%       1.71%
-----------------------------------------------------------------------------------------------------------------

1 This sales charge varies depending upon how much you invest. See "Sales Charges."
2 This amount applies to redemptions during the first and second years. The deferred sales charge decreases to
  4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
3 A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
4 The Adviser waived a portion of its advisory fees for each Fund during the last fiscal year. After these fee waivers, each Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:



                                                                  TOTAL          TOTAL         TOTAL
                                                    ADVISORY     EXPENSES       EXPENSES      EXPENSES
  FUND                                                FEES       (CLASS A)      (CLASS B)     (CLASS C)
  Intermediate Tax Exempt Bond Fund                   0.40%        0.85%          1.56%         1.56%
  Michigan Intermediate Municipal Bond Fund           0.40%        0.85%          1.56%         1.56%
  Ohio Intermediate Tax Exempt Bond Fund              0.40%        0.85%          1.56%         1.56%
  Pennsylvania Intermediate Municipal Bond Fund       0.40%        0.90%            *           1.61%

* Class B Shares of the Pennsylvania Intermediate Municipal Bond Fund were not in operation during the last fiscal year.

   The Adviser expects to continue waiving a portion of its advisory fees for the Funds during the remainder of the current fiscal year. After these fee waivers, each Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:


                                                          TOTAL       TOTAL         TOTAL
  FUND                                     ADVISORY      EXPENSES    EXPENSES      EXPENSES
                                             FEES       (CLASS A)    (CLASS B)     (CLASS C)
  Intermediate Tax Exempt Bond Fund          0.40%        0.84%        1.54%         1.54%
  Michigan Intermediate Municipal Bond       0.40%        0.84%        1.54%         1.54%
  Fund
  Ohio Intermediate Tax Exempt Bond Fund     0.40%        0.84%        1.54%         1.54%
  Pennsylvania Intermediate Municipal        0.40%        0.86%        1.56%         1.56%
  Bond Fund

  These fee waivers are voluntary and may be revised or discontinued at any time.

5 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class A
  Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.
6 Certain financial institutions may provide administrative services to their customers who own Class A, Class B or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.
7 Other Expenses have been restated to reflect current expenses, resulting in a restatement also of Total Annual Operating Expenses.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in Armada Tax Free Bond Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


                                                 1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                 ------           -------           -------           --------
INTERMEDIATE TAX EXEMPT BOND FUND
    Class A Shares                                 $398              $606              $831             $1,477
    Class B Shares 1                                672               933             1,118              1,812
    Class B Shares 2                                172               533               918              1,812
    Class C Shares 1                                272               533               918              1,998
    Class C Shares 2                                172               533               918              1,998
----------------------------------------------------------------------------------------------------------------
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
    Class A Shares                                 $398              $606              $831             $1,477
    Class B Shares 1                                672               933             1,118              1,812
    Class B Shares 2                                172               533               918              1,812
    Class C Shares 1                                272               533               918              1,998
    Class C Shares 2                                172               533               918              1,998
----------------------------------------------------------------------------------------------------------------
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
    Class A Shares                                 $398              $606              $831             $1,477
    Class B Shares 1                                672               933             1,118              1,812
    Class B Shares 2                                172               533               918              1,812
    Class C Shares 1                                272               533               918              1,998
    Class C Shares 2                                172               533               918              1,998
----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND
FUND
    Class A Shares                                 $400              $612              $841             $1,499
    Class B Shares 1                                674               939             1,128              1,834
    Class B Shares 2                                174               539               928              1,834
    Class C Shares 1                                274               539               928              2,019
    Class C Shares 2                                174               539               928              2,019
----------------------------------------------------------------------------------------------------------------

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Funds invest. The Aggressive Allocation and Conservative Allocation Funds indirectly may be subject to the risks applicable to the Underlying Armada Funds in which they may invest, (i.e., the Armada International Equity, Armada Large Cap Growth, Armada Large Cap Value, Armada Small Cap Growth, Armada Small Cap Value, Armada Bond, Armada Intermediate Bond and Armada Money Market Funds). See "Information About the Underlying Armada Money Market Fund" on page 118 for information about the principal investment strategies and risks for the Armada Money Market Fund, which is offered for sale in a separate prospectus. The following chart indicates the specific types of investments in which each Fund primarily invests.


                                                                 High-Yield
              Equity      Convertible  Fixed Income  Government  Lower Rated  Municipal   Asset-Backed  Mortgage-Backed  Foreign
              Securities  Securities   Securities    Securities  Securities   Securities  Securities    Securities       Securities
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
INTERNATIONAL    X                                                                                                           X
EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
LARGE CAP
CORE EQUITY
FUND             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
LARGE CAP
GROWTH FUND      X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
LARGE CAP
VALUE FUND       X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
MID CAP GROWTH
FUND             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
MID CAP VALUE
FUND             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
S&P 500 INDEX
FUND             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
SMALL CAP CORE
FUND             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
SMALL CAP
GROWTH FUND      X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
SMALL CAP
VALUE FUND       X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
TAX MANAGED
EQUITY FUND      X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
AGGRESSIVE
ALLOCATION
FUND             X                         X             X                                    X             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
BALANCED
ALLOCATION
FUND             X            X            X             X                                    X             X                X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
CONSERVATIVE
ALLOCATION
FUND             X                         X             X                                    X             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
BOND FUND                                  X             X                                    X             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
GOVERNMENT
MORTGAGE
FUND                                       X             X                                    X             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
INTERMEDIATE
BOND FUND                                  X             X                                    X             X                X
------------------------------------------------------------------------------------------------------------------------------------


                                                                 High-Yield
              Equity      Convertible  Fixed Income  Government  Lower Rated  Municipal   Asset-Backed  Mortgage-Backed  Foreign
              Securities  Securities   Securities    Securities  Securities   Securities  Securities    Securities       Securities
------------------------------------------------------------------------------------------------------------------------------------
ARMADA LIMITED
MATURITY BOND
FUND                                       X             X                                    X             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA TOTAL
RETURN
ADVANTAGE FUND                             X             X           X                        X             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA ULTRA
SHORT BOND FUND                            X             X                                    X             X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
INTERMEDIATE
TAX EXEMPT
BOND FUND                                  X                                      X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
MICHIGAN
INTERMEDIATE
MUNICIPAL
BOND FUND                                  X                                      X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA OHIO
INTERMEDIATE
TAX EXEMPT
BOND FUND                                  X                                      X
------------------------------------------------------------------------------------------------------------------------------------
ARMADA
PENNSYLVANIA
INTERMEDIATE
MUNICIPAL
BOND FUND                                  X                                      X
------------------------------------------------------------------------------------------------------------------------------------

EQUITY SECURITIES
Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Equity Funds may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

CONVERTIBLE SECURITIES
Convertible securities have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

GOVERNMENT SECURITIES
As part of their principal investment strategies, each of the Armada Balanced Allocation Fund, Armada Bond Fund, Armada Intermediate Bond Fund, Armada Limited Maturity Bond Fund, Armada Ultra Short Bond Fund and Armada Total Return Advantage Fund may invest in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks, including:
- High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
- The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
- Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.
- The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

MUNICIPAL SECURITIES
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


FOREIGN SECURITIES
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


Investments in foreign securities denominated in foreign currencies involve additional risks, including:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

- A Fund may incur substantial costs in connection with conversions between various currencies.

- A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

- Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

THE FUND OF FUNDS STRUCTURE OF THE AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS

Each of the Aggressive Allocation and Conservative Allocation Funds is structured as a "fund of funds," which means that each Fund attempts to implement its investment strategies by investing in Underlying Armada Funds.

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. The Adviser constructs and maintains asset allocation strategies for the Funds. The degree to which a Fund is invested in the particular market segments and/or asset classes represented by the Underlying Armada Funds varies, as does the investment risk and reward potential represented by each Fund. Because of the historical lack of correlation between various asset classes, an investment in the Funds may reduce an investor's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, the Adviser focuses on three key principles: asset allocation, portfolio structure, and continuous Fund management. Asset allocation across appropriate asset classes (i.e., the Underlying Armada Funds) is the central theme of Armada's investment philosophy. The Adviser seeks to reduce risk by investing in Underlying Armada Funds that are diversified within each asset class. Finally, the Adviser regularly rebalances to ensure that the appropriate mix of assets is constantly in place.

Each Fund reserves the ability to convert from the fund of funds structure in the future and to invest directly in the types of securities in which the Underlying Armada Funds invest. Shareholders will be notified in advance before the structure of a Fund is changed.

You may invest in the Underlying Armada Funds directly. By investing in the Underlying Armada Funds indirectly through the Funds, you will incur not only a proportionate share of the expenses of the Underlying Armada Funds held by the Funds, but also expenses of the Funds.

Each Underlying Armada Fund other than the Armada Money Market Fund is offered for sale by and described in this prospectus. Please see the following section for a description of the Armada Money Market Fund, which is offered for sale by a separate prospectus.

INFORMATION ABOUT THE UNDERLYING ARMADA MONEY MARKET FUND

The Armada Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests in a variety of high quality money market securities, including certificates of deposit and other obligations issued by domestic and foreign banks, as well as commercial paper.

Foreign obligations are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (NRSROs).

The Adviser also invests in securities issued or guaranteed by the U.S. government or its agencies (government obligations) and repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by an NRSRO in the highest two rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

An investment in the Fund carries the following principal risks:

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. U.S. government securities are considered to be among the safest investments and historically carry minimal credit risk. However, while obligations issued by some U.S. government agencies and instrumentalities, such as GNMA, are backed by the credit of the U.S. Treasury, others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003.

--------------------------------------------------------------------------------

CLASS I SHARES                             1 YEAR        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Armada Money Market Fund                   0.78%          3.44%         4.26%
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described earlier in this prospectus in the "Principal Investment Strategies" section for each Fund are those that we use under normal circumstances. Each Fund (except the Aggressive Allocation and Conservative Allocation Funds) also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Funds.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

In fulfilling the 80% investment requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of a Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Funds invest. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

Each Equity Fund may invest in foreign securities. The International Equity Fund invests in foreign securities as part of its principal investment strategy. The Equity Index Fund will only invest in foreign securities if they are included in the S&P 500 Composite Price Index. Each other Equity Fund may invest in foreign securities, but these Funds do not use such investments as part of their principal investment strategies.

Armada has obtained an order from the SEC that allows the Funds to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by Armada. A Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets. The Aggressive Allocation and Conservative Allocation Funds' investments in money market funds offered by Armada are limited to investments in the Armada Money Market Fund, in accordance with each such Fund's investment policies.

INVESTOR PROFILES

The table below provides information concerning the type of investor who might want to invest in each of the Funds. It is meant as a general guide only. Because they use different investment strategies, the Funds carry different levels of share price volatility. TAX EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS AND THE BENEFITS OF THE TAX EXEMPTION CANNOT BE REALIZED IN A TAX-DEFERRED ACCOUNT. Please consult your financial adviser for help in deciding which Fund is right for you.



------------------------------------------------------------------------------------------------------------------------------------
                                                            EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------

FUND                             MAY BE APPROPRIATE FOR . . .

------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund        Investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in common stocks of foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund       Investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in common stocks
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund            Investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in common stocks of large cap companies
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund             Investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in value-oriented common stocks of large cap companies
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund              Investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in growth-oriented common stocks of mid cap companies
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund               Investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in value-oriented common stocks of mid cap companies


FUND                             MAY BE APPROPRIATE FOR . . .

------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund               Investors seeking returns similar to those of the S&P 500 Composite Stock Price Index who are willing to accept the risks of investing in a fund that invests primarily in common stocks
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Core Fund              Investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in common stocks of small cap companies
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund            Investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in growth-oriented common stocks of small cap companies
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund             Investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in value-oriented common stocks of small cap companies
------------------------------------------------------------------------------------------------------------------------------------
Tax Managed Equity Fund          Investors seeking capital appreciation who want to maximize after-tax returns and who are willing to accept the risks of investing in a fund that invests primarily in common stocks
------------------------------------------------------------------------------------------------------------------------------------
                                                       ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
FUND                             MAY BE APPROPRIATE FOR . . .

------------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund       Investors seeking capital growth with the potential for above average total returns (as measured by the returns of the S&P 500 Composite Stock Price Index) who are willing to accept the risks of investing in a fund that may allocate a high percentage of its assets in Underlying Armada Funds that focus their investments in equity securities
------------------------------------------------------------------------------------------------------------------------------------
Balanced Allocation Fund         Investors seeking broad diversification by asset class and style to manage risk and provide the potential for above average total returns (as measured by the returns of the S&P 500 Composite
                                 Stock Price Index and the Lehman U.S. Aggregate Bond Index)


FUND                             MAY BE APPROPRIATE FOR . . .

------------------------------------------------------------------------------------------------------------------------------------
Conservative Allocation Fund     Investors seeking current income with the potential for above average total returns (as measured by the returns of the Lehman U.S. Aggregate Bond Index) who are willing to accept the risks of investing in a fund that may allocate a high percentage of its assets in Underlying Armada Funds that focus their investments in fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
                                                         FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------
FUND                                                 MAY BE APPROPRIATE FOR . . .

------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                        Investors seeking current income who are willing to accept the risks of investing in a fund that invests primarily in fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
Government Mortgage Fund         Investors seeking current income who are interested in the lower credit risk associated with a fund that invests primarily in U.S. government fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund           Investors seeking current income who are willing to accept the risks of investing in a fund that invests primarily in intermediate term fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond            Investors seeking current income who are seeking to minimize share price volatility relative to our
Fund                             other fixed income funds and who are willing to accept the risks of investing in a fund that invests primarily in shorter term fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
Total Return Advantage Fund      Investors seeking total return with less share price volatility than a fund that invests primarily in equity securities who are willing to accept the risks of investing in a fund that invests primarily in fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
Ultra Short Bond Fund            Investors seeking high current income but who desire the relative safety of investing in a fund that invests primarily in shorter term investment quality debt securities
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         TAX-FREE BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
FUND                             MAY BE APPROPRIATE FOR . . .

------------------------------------------------------------------------------------------------------------------------------------
Intermediate                     Investors seeking current income exempt from federal income tax who are willing to accept moderate
Tax Exempt Bond Fund             share price volatility


FUND                             MAY BE APPROPRIATE FOR . . .

------------------------------------------------------------------------------------------------------------------------------------
Michigan Intermediate            Investors seeking current income exempt from federal and Michigan income taxes who are willing to
Municipal Bond Fund              accept moderate share price volatility
------------------------------------------------------------------------------------------------------------------------------------
Ohio Intermediate Tax Exempt     Investors seeking current income exempt from federal and Ohio income taxes who are willing to
Bond Fund                        accept moderate share price volatility
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Intermediate        Investors seeking current income exempt from federal and Pennsylvania income taxes who are willing
Municipal Bond Fund              to accept moderate share price volatility
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER AND INVESTMENT TEAMS

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of March 31, 2004, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Trustees of Armada supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

INVESTMENT SUB-ADVISER

Investment Counselors, a SEC-registered investment adviser, serves as Sub-Adviser to the Armada Small Cap Core Fund. Investment Counselors, founded in 1968, is an investment management firm that provides investment supervisory services to its clients. Investment Counselors is a wholly owned subsidiary of National City Bank. Investment Counselors is located at 100 South Brentwood, Suite 100, St. Louis, Missouri, 63105. As of March 31, 2004, Investment Counselors managed over $475 million in assets.

As Sub-Adviser, Investment Counselors assists the Adviser in providing a continuous investment program for the Armada Small Cap Core Fund. For its services, Investment Counselors will receive investment sub-advisory fees from the Adviser at an annualized rate of 0.50% of the average daily net assets of the Fund.

SUB-ADVISER'S INVESTMENT PERFORMANCE

Although the Armada Small Cap Core Fund has no prior performance history, the small cap equity team at Investment Counselors has substantial experience in managing accounts that focus on small cap issuers. Investment Counselors manages separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Armada Small Cap Core Fund.

The tables below show the annual returns and long-term performance record established by Investment Counselors while managing client accounts. Please note that the performance results shown are those of Investment Counselors and not the investment results of the Armada Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

The Armada Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which are paid by clients directly. The overall expenses of the Sub-Adviser's client accounts are generally lower than those experienced by Fund shareholders and, therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.


INVESTMENT COUNSELORS SMALL CAP EQUITY COMPOSITE PERFORMANCE RESULTS


----------------- ----------- ------------ ----------- ------------- ----------------- ------------ -----------
      Year        Annual        Russell      Number     Composite    Total Assets at   Percentage     Total
     (as of       Total       2000 Index       of       Dispersion    End of Period      of Firm      Firm
   December 31)   Return (%)      (%)      Portfolios      (%)          (millions)       Assets       Assets
----------------- ----------- ------------ ----------- ------------- ----------------- ------------ -----------
      1994          -3.9         -1.8          2           0.94           $26.0           0.28         $91.3
      1995          26.0         28.4          2           0.00           $35.0           0.26        $136.4
      1996          23.9         16.5          1           0.00           $41.0           0.08        $521.4
      1997          27.9         22.3          2           0.00           $62.0           0.12        $512.2
      1998           4.9         -2.6          3           0.32           $68.0           0.11        $592.1
      1999          11.9         21.3          2           0.22           $65.4           0.11        $591.0
      2000           3.4         -3.0          2           0.16           $36.4           0.07        $527.3
      2001          -4.6          2.5          2           0.06           $34.5           0.09        $405.4
      2002         -15.1        -20.5          3           0.15           $29.3           0.08        $350.9
      2003          52.2         47.3          3           2.06            $2.4           0.01        $459.5
----------------- ----------- ------------ ----------- ------------- ----------------- ------------ -----------

ANNUALIZED RETURNS (AS OF DECEMBER 31, 2003)

                          INVESTMENT COUNSELORS
                        SMALL CAP EQUITY COMPOSITE       RUSSELL 2000 INDEX
                        --------------------------       ------------------
1 Year                            52.2%                        47.3%
5 Year                             7.4%                         7.1%
10 Year                           11.1%                         9.5%


NOTES:

     1. Investment Counselors is an investment management firm that provides investment supervisory services to its clients. Investment Counselors is an equity, fixed income and balanced portfolio investment manager that invests solely in U.S.-based securities.
     2. Investment Counselors has prepared and presented the above data in compliance with the AIMR Performance Presentation Standards (AIMR-PPS(TM)), the U.S. and Canadian version of Global Investment Performance Standards (GIPS(TM)). AIMR has not been involved in the preparation or review of this data or with Investment Counselors' claim of compliance. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.
     3. The results shown above are of all discretionary, fee-paying accounts with investment objectives, policies and strategies substantially similar to those of the Armada Small Cap Core Fund and include both active and closed accounts.
     4. Performance figures are presented net of investment management and brokerage fees, and are negatively affected by the amount of the fees. Investment Counselors' Small Cap Equity average weighted annual management fee is 0.50% of average net assets.
     5. There have been no changes in personnel responsible for the investment management process of this composite and no alteration of the composite for any reason. No selective periods of performance have been utilized. Results from all accounts have been continuous from the first full month under Investment Counselors' management to present or last full month under Investment Counselors' management. Composites are valued on a monthly basis and are geometrically linked. Valuations and returns are computed and stated in U.S. Dollars and are computed using a time-weighted rate of return. The composite is asset weighted using beginning-of-period weightings. Accrual accounting is used for fixed income securities. Trade date is used for the valuation. Leverage and derivatives were not used in the portfolios included in the composite.
     6. Investment Counselors' Small Cap Equity Composite was created on December 31, 1993. The composite is defined to include three (3) fee-paying, discretionary accounts over $500,000 that are managed according to the small cap equity strategy, and does not include wrap-fee accounts. As of December 31, 2003 the composite had $2.4 million in total assets. Investment Counselors' Small Cap Equity Composite results are of 40% of all Investment Counselors' small cap equity portfolios and represent less than 1% of Investment Counselors' total firm assets and of Investment Counselors' discretionary accounts. A complete list of composites and description of Investment Counselors' composites and presentations that adhere to the AIMR-PPS(TM) standards is available upon request by contacting Lisa Teter at LTETER@INVESTMENTCOUNSELORS.COM or by calling (314) 587-7734.
     7. AIMR standard composites represent 100% of discretionary and 99.5% of total firm assets.
     8. The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented with the composite for the full year.
     9. Past performance is no guarantee of future results. Products and services offered by Investment Counselors are subject to investment risks, including the possible loss of the principal invested. Products and services offered by Investment Counselors are not insured by the FDIC and are not deposits or other obligations of National City Bank, and are not guaranteed by National City Bank.

The table below shows the Adviser's management teams responsible for each Fund as well as the advisory fees (after fee waivers) the Adviser received for each Fund for the fiscal period ended May 31, 2003.


------------------------------------------ ------------------------------------- -----------------------------------
                                                                                      ADVISORY FEES PAID AS A
                                                                                       PERCENTAGE OF AVERAGE
                                                                                   NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                  MANAGEMENT TEAM                               ENDED MAY 31, 2003
------------------------------------------ ------------------------------------- -----------------------------------
International Equity Fund                  International Equity Investment                      1.15%
                                           Management Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Equity Investment Management                         0.75%
Large Cap Core Equity Fund                 Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Equity Investment Management                         0.75%
Large Cap Growth Fund                      Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Value Equity Investment Management                   0.75%
Large Cap Value Fund                       Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Growth Equity Investment Management                  1.00%
Mid Cap Growth Fund                        Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Value Equity Investment Management                   1.00% 1
Mid Cap Value Fund                         Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Core Equity Investment Management                    0.20%
S&P 500 Index Fund                         Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Core Equity Investment Management                    1.00% 1
                                           Team, Investment Counselors
Small Cap Core Fund                        (sub-adviser)
------------------------------------------ ------------------------------------- -----------------------------------
                                           Growth Equity Investment Management                  1.00%
Small Cap Growth Fund                      Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Value Equity Investment Management                   1.00%
Small Cap Value Fund                       Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Growth Equity Investment Management                  0.75%
Tax Managed Equity Fund                    Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Asset Allocation Investment                          0.00%
Aggressive Allocation Fund                 Management Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Asset Allocation Investment                          0.75%
Balanced Allocation Fund                   Management Team
------------------------------------------ ------------------------------------- -----------------------------------
Conservative Allocation Fund               Asset Allocation Investment                          0.00%
                                           Management Team
------------------------------------------ ------------------------------------- -----------------------------------
Bond Fund                                  Taxable Fixed Income Management Team                 0.55%
------------------------------------------ ------------------------------------- -----------------------------------
Government Mortgage Fund                   Taxable Fixed Income Management Team                 0.55%
------------------------------------------ ------------------------------------- -----------------------------------
Intermediate Bond Fund                     Taxable Fixed Income Management Team                 0.40%
------------------------------------------ ------------------------------------- -----------------------------------
Limited Maturity Bond Fund                 Taxable Fixed Income Management Team                 0.35%
------------------------------------------ ------------------------------------- -----------------------------------
Total Return Advantage Fund                Taxable Fixed Income Management Team                 0.40%
------------------------------------------ ------------------------------------- -----------------------------------
Ultra Short Bond Fund                      Taxable Fixed Income Management Team                 0.40% 1
------------------------------------------ ------------------------------------- -----------------------------------


------------------------------------------ ------------------------------------- -----------------------------------
                                                                                      ADVISORY FEES PAID AS A
                                                                                       PERCENTAGE OF AVERAGE
                                                                                   NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                  MANAGEMENT TEAM                               ENDED MAY 31, 2003
------------------------------------------ ------------------------------------- -----------------------------------
Intermediate Tax Exempt Bond Fund          Municipal Fixed Income Team                          0.40%
------------------------------------------ ------------------------------------- -----------------------------------
Michigan Intermediate Municipal Bond Fund  Municipal Fixed Income Team                          0.40%
------------------------------------------ ------------------------------------- -----------------------------------
Ohio Intermediate Tax Exempt Bond Fund     Municipal Fixed Income Team                          0.40%
------------------------------------------ ------------------------------------- -----------------------------------
Pennsylvania Intermediate Municipal Bond
Fund                                       Municipal Fixed Income Team                          0.40%
------------------------------------------ ------------------------------------- -----------------------------------

     1   The Small Cap Core Fund was not in operation during the last fiscal year. The Mid Cap Value Fund and Ultra
         Short Bond Fund were in operation during only a portion of the last fiscal year. The fees shown represent the contractual advisory fee rates that each of these Funds is obligated to pay the Adviser.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares, Class B Shares and Class C Shares of the Funds.

Class A Shares, Class B Shares and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

         CLASS A SHARES

         o   FRONT-END SALES CHARGE
         o   12B-1 FEES UP TO 0.10% OF NET ASSETS
         o   SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS
         o   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT
         o   $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class A Shares are for individuals, corporate investors and retirement plans.

         CLASS B SHARES

         o   NO FRONT-END SALES CHARGE
         o CONTINGENT DEFERRED SALES CHARGE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 5 YEARS - DECLINING AFTER THE SECOND YEAR)
         o   12B-1 FEES UP TO 0.75% OF NET ASSETS
         o   SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS
         o   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT
         o   $100,000 MAXIMUM INVESTMENT
         o   CONVERTS TO CLASS A SHARES AFTER THE EIGHTH YEAR
         o   $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class B Shares are for individuals, corporate investors and retirement plans.

         CLASS C SHARES:

         o   NO FRONT-END SALES CHARGE
         o CONTINGENT DEFERRED SALES CHARGE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 18 MONTHS OF INITIAL PURCHASE)
         o   12B-1 FEES UP TO 0.75% OF NET ASSETS
         o   SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS
         o   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT
         o   DOES NOT CONVERT TO ANY OTHER SHARE CLASS
         o   $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class C Shares are for individuals, corporate investors and retirement plans.

For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page XX. For information on how to open an account and set up procedures for placing transactions, call 1-800-622-FUND (3863).

From time to time, the Adviser and its affiliates may pay from their own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

The Adviser will monitor each Fund's asset size and, subject to approval by Armada's Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund's strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

Armada has imposed limits on purchases, exchanges and redemptions to prevent excessive short-term trading by shareholders. Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund's portfolio investments.

GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

Shareholders who violate this policy will be notified of violations of Armada's market timing policies. If a shareholder continues market timing activities after being cited for market timing violations, the account will be closed to new purchases or exchanges of Fund shares.

If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:

         o   Reject a purchase or exchange
         o Delay payment of immediate cash redemption proceeds for up to seven calendar days
         o Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")
         o   Limit the amount of any exchange

Armada reserves the right to revise or terminate the exchange privilege at any time, for any reason.

You will be provided 60 days' notice before any material change to the exchange privilege is made.

REDEMPTION FEE

Effective July 15, 2004, the Funds identified below will charge a redemption fee of 2% on proceeds from shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange):

Armada International Equity Fund - Class A
Armada Small Cap Core Fund - Class A
Armada Small Cap Growth Fund - Class A
Armada Small Cap Value Fund - Class A

The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fee will be paid directly to the fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund.

This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. The Fund will act in accordance with its Trading Limits policy as outlined in the "Purchasing, Selling and Exchanging Fund Shares" section of this prospectus pertaining to suspected short-term trading.

The 2% redemption fee will not be charged on the following transactions:

1. Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401,403, 408, 408A and 457 of the Internal Revenue Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2. Redemptions requested within 30 days following the death or post-purchase disability of the shareholder;

3. Redemptions initiated by a fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a fund);

4. Shares acquired through the reinvestment of distributions (dividends and capital gains); and

5. Redemptions in omnibus accounts -- including those of affiliates of the Adviser -- where redemptions cannot be tracked to the individual shareholder.

HOW TO PURCHASE FUND SHARES


INTERNET                          NEW ACCOUNT SET UP                               ADDING TO AN EXISTING ACCOUNT
www.armadafunds.com               Visit our site and click on "Open an Account     You may place your purchase order on our
                                  Online." Or log on to our on line Forms          Web Site using your established banking
                                  Center to print or complete an application on    instructions for payment. To authorize this
                                  line. Mail the application to the address        service, please complete an Account Change
                                  below. Unless you arrange to pay by wire or      Form or call 1-800-622-FUND (3863).
                                  ACH, write your check, payable in U.S.
                                  dollars, to "Armada Funds (Fund name)." Armada
                                  cannot accept third-party checks, starter
                                  checks, credit cards, credit card checks, cash
                                  or cash equivalents (i.e., cashier's check,
                                  bank draft, money order or travelers' check).


TELEPHONE
1-800-622-FUND (3863)             Call our Investor Services Line to obtain an     Call our Investor Services Line to purchase
                                  application.                                     additional shares. To authorize this
                                                                                   service, please complete an Account Change
                                                                                   Form or call 1-800-622-FUND (3863).

MAIL                              Complete an application and mail it along        Make your check payable to "Armada Funds
                                  with a check payable, in U.S. dollars, to        (Fund Name)."  Please include your account
                                  "Armada Funds (Fund Name)."                      number on your check and mail it to the
                                           Armada Funds                            address at the left.
                                           P.O. Box 8421
                                           Boston, MA 02266-8421

                                  For overnight delivery mail to:
                                           Boston Financial Data Services
                                           Attn: Armada Funds
                                           66 Brooks Drive
                                           Braintree, MA 02184

                                  Armada cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).


AUTOMATED CLEARING HOUSE ("ACH")  NEW ACCOUNT SET UP                               ADDING TO AN EXISTING ACCOUNT
                                  Complete "Bank, Wire & Electronic Funds          A Planned Investment Program can be set up
                                  Transfer Instructions" section of the            to automatically purchase shares on
                                  application to have funds directly               designated dates during the month. Please
                                  transferred from a bank account. A primary       see "Planned Investment Program" below.
                                  and secondary account may be established.
                                  Please note all electronic transfers will be
                                  on the primary account unless notified
                                  otherwise. Any changes in these instructions
                                  must be made in writing to Armada Funds with a
                                  signature guarantee.

PLANNED INVESTMENT PROGRAM        With a $50 minimum initial investment and if     With current account information on your
                                  you have a checking or savings account with a    account, participation in the program can be
                                  bank, you may purchase Class A, Class B or       arranged via the Internet or by calling
                                  Class C Shares automatically through regular     1-800-622-FUND (3863).
                                  deductions from your account in amounts of at
                                  least $50 per month per account.                 For existing accounts, without account
                                                                                   information, participation can be arranged
                                  You may arrange for participation in this        by completing an Account Change Form with
                                  program when a new account is established.       banking information.  This form must
                                                                                   include a signature guarantee by a bank or
                                                                                   other financial institution.

WIRE                              To purchase shares by wire, call                 Call 1-800-622-FUND (3863) prior to sending
                                  1-800-622-FUND (3863) to set up your account     the wire in order to obtain a confirmation
                                  to accommodate wire transactions and to          number and to ensure prompt and accurate
                                  receive a wire control number to be included     handling of funds.  Ask your bank to
                                  in the body of the wire. Ask your bank to        transmit immediately available funds by
                                  transmit immediately available funds by wire     wire as described at the left.  Please
                                  in the amount of your purchase to:               include your account number.
                                  State Street Bank and Trust Company
                                  ABA # 011000028                                  Armada and its transfer agent are not
                                  Account 99052755 Credit Armada Funds             responsible for the consequences of delays
                                  (Account Registration)                           resulting from the banking or Federal
                                  (Account Number)                                 Reserve Wire system, or from incomplete
                                  (Wire Control Number)                            wiring instructions.


                                  Note: Your bank may charge you a fee for this service.

                                  Armada and its transfer agent are not
                                  responsible for the consequences of delays resulting from the banking or Federal Reserve
                                  Wire system, or from incomplete wiring
                                  instructions.

FINANCIAL INTERMEDIARY            Contact your financial consultant. Please        Contact your financial consultant. Please
                                  note, your financial consultant or               note, your financial consultant or
                                  institution may charge a fee for its services.   institution may charge a fee for its
                                                                                   services.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to Armada on time. Armada may authorize certain financial intermediaries to accept, on behalf of Armada, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at the Fund's net asset value per share (NAV) next determined after such acceptance, adjusted for any applicable sales charge. Your financial intermediary is responsible for transmitting accepted orders to Armada within the time period agreed upon.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares cannot be purchased by wire transactions on days when banks are closed.

Armada may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders.

The price per share (the offering price) will be the NAV next determined after a Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

Our Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment and your investment selection:

INTERNATIONAL EQUITY, LARGE CAP CORE EQUITY, LARGE CAP GROWTH, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP CORE, SMALL CAP GROWTH, SMALL CAP VALUE AND TAX MANAGED EQUITY FUNDS
--------------------------------------------------------------------------------
                                                                   DEALERS'
                         SALES CHARGE AS     AS A % OF NET        REALLOWANCE
If your                  A % OF OFFERING      ASSET VALUE     AS A % OF OFFERING
Investment is:           PRICE PER SHARE       PER SHARE        PRICE PER SHARE
--------------------------------------------------------------------------------

Less than $25,000             5.50               5.82                5.00
--------------------------------------------------------------------------------
$25,000 but less
   than $50,000               5.25               5.54                4.75
--------------------------------------------------------------------------------
$50,000 but less
   than $100,000              4.75               4.99                4.25
--------------------------------------------------------------------------------
$100,000 but less
   than $250,000              3.75               3.90                3.25
--------------------------------------------------------------------------------
$250,000 but less
   than $500,000              3.00               3.09                2.50
--------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000            2.00               2.04                1.50
--------------------------------------------------------------------------------
$1,000,000 or more            0.00               0.00                0.00
--------------------------------------------------------------------------------


AGGRESSIVE ALLOCATION, BALANCED ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS
--------------------------------------------------------------------------------
                                                                   DEALERS'
                         SALES CHARGE AS     AS A % OF NET        REALLOWANCE
If your                  A % OF OFFERING      ASSET VALUE     AS A % OF OFFERING
Investment is:           PRICE PER SHARE       PER SHARE        PRICE PER SHARE
--------------------------------------------------------------------------------

Less than $50,000             4.75               4.99                4.25
--------------------------------------------------------------------------------
$50,000 but less
   than $100,000              4.00               4.17                3.50
--------------------------------------------------------------------------------
$100,000 but less
   than $250,000              3.75               3.90                3.25
--------------------------------------------------------------------------------
$250,000 but less
   than $500,000              2.50               2.56                2.00
--------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000            2.00               2.04                1.50
--------------------------------------------------------------------------------
$1,000,000 or more            0.00               0.00                0.00
--------------------------------------------------------------------------------

BOND, GOVERNMENT MORTGAGE, INTERMEDIATE BOND AND TOTAL RETURN ADVANTAGE FUNDS
--------------------------------------------------------------------------------
                                                                   DEALERS'
                         SALES CHARGE AS     AS A % OF NET        REALLOWANCE
If your                  A % OF OFFERING      ASSET VALUE     AS A % OF OFFERING
Investment is:           PRICE PER SHARE       PER SHARE        PRICE PER SHARE
--------------------------------------------------------------------------------

Less than $50,000             4.50               4.71                4.00
--------------------------------------------------------------------------------
$50,000 but less
   than $100,000              4.00               4.17                3.50
--------------------------------------------------------------------------------
$100,000 but less
   than $250,000              3.75               3.90                3.25
--------------------------------------------------------------------------------
$250,000 but less
   than $500,000              2.50               2.56                2.00
--------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000            2.00               2.04                1.50
--------------------------------------------------------------------------------
$1,000,000 or more            0.00               0.00                0.00
--------------------------------------------------------------------------------


S&P 500 INDEX FUND
--------------------------------------------------------------------------------
                                                                   DEALERS'
                         SALES CHARGE AS     AS A % OF NET        REALLOWANCE
If your                  A % OF OFFERING      ASSET VALUE     AS A % OF OFFERING
Investment is:           PRICE PER SHARE       PER SHARE        PRICE PER SHARE
--------------------------------------------------------------------------------

Less than $100,000            2.50               2.56                2.00
--------------------------------------------------------------------------------
$100,000 but less
   than $250,000              2.00               2.04                1.50
--------------------------------------------------------------------------------
$250,000 but less
   than $500,000              1.50               1.52                1.00
--------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000            1.00               1.01                0.50
--------------------------------------------------------------------------------
$1,000,000 or more            0.00               0.00                0.00
--------------------------------------------------------------------------------


LIMITED MATURITY BOND FUND
--------------------------------------------------------------------------------
                                                                   DEALERS'
                         SALES CHARGE AS     AS A % OF NET        REALLOWANCE
If your                  A % OF OFFERING      ASSET VALUE     AS A % OF OFFERING
Investment is:           PRICE PER SHARE       PER SHARE        PRICE PER SHARE
--------------------------------------------------------------------------------

Less than $100,000            2.00               2.04                1.50
--------------------------------------------------------------------------------
$100,000 but less
   than $250,000              1.50               1.52                1.25
--------------------------------------------------------------------------------
$250,000 but less
   than $500,000              1.00               1.01                0.75
--------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000            0.50               0.50                0.25
--------------------------------------------------------------------------------
$1,000,000 or more            0.00               0.00                0.00
--------------------------------------------------------------------------------

ULTRA SHORT BOND FUND
--------------------------------------------------------------------------------
                                                                   DEALERS'
                         SALES CHARGE AS     AS A % OF NET        REALLOWANCE
If your                  A % OF OFFERING      ASSET VALUE     AS A % OF OFFERING
Investment is:           PRICE PER SHARE       PER SHARE        PRICE PER SHARE
--------------------------------------------------------------------------------

Less than $100,000            1.00               1.01                0.50
--------------------------------------------------------------------------------
$100,000 but less
   than $1,000,000            0.50               0.50                0.25
--------------------------------------------------------------------------------
$1,000,000 or more            0.00               0.00                0.00
--------------------------------------------------------------------------------


INTERMEDIATE TAX EXEMPT BOND, MICHIGAN INTERMEDIATE MUNICIPAL BOND, OHIO INTERMEDIATE TAX EXEMPT BOND AND PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
                                                                   DEALERS'
                          SALES CHARGE AS    AS A % OF NET        REALLOWANCE
If your                   A % OF OFFERING     ASSET VALUE     AS A % OF OFFERING
Investment is:            PRICE PER SHARE      PER SHARE        PRICE PER SHARE
--------------------------------------------------------------------------------

Less than $100,000             3.00              3.09                2.50
--------------------------------------------------------------------------------
$100,000 but less
   than $250,000               2.00              2.04                1.50
--------------------------------------------------------------------------------
$250,000 but less
   than $500,000               1.50              1.52                1.00
--------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000             1.00              1.01                0.50
--------------------------------------------------------------------------------
$1,000,000 or more             0.00              0.00                0.00
--------------------------------------------------------------------------------

There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if you redeem the shares within 18 months after the purchase date, a sales charge will be assessed against your account.

You may qualify for a reduced sales charge if you are purchasing shares of Armada. When calculating the appropriate sales charge rate, Armada will combine same day purchases of Class A Shares of Armada (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21), in investment accounts held at different broker-dealers and retirement accounts. This combination also applies to Class A Shares that you purchase with a Letter of Intent, described below. YOU MUST NOTIFY ARMADA OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT AT THE TIME OF PURCHASE. For more information on reduced sales charges, please visit Armada's website at WWW.ARMADAFUNDS.COM or consult your broker or financial intermediary.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

         o by Trustees and Officers of Armada and their immediate families (spouse, parents, siblings, children and grandchildren);

         o   by directors and retired directors of National City Corporation
             (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/ retirement plans of NCC or any of its affiliates and their immediate families;

         o by officers, directors, employees and retirees of Boston Financial Data Services, Inc. and members of their immediate families;

         o by direct transfer or rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);

         o by investors purchasing through payroll deduction, investors in Armada Plus account through NCC's Retirement Plan Services or investors investing through "one stop" networks;

         o by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;

         o through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.(TM) Check with your broker-dealer to see if you qualify for this exemption;

         o by direct rollover from an Armada Plus Retirement Plan or Armada SIMPLE IRA; and

         o There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if the investor redeems the shares within 18 months after the purchase date, a sales charge (1.00% for equity funds - except the S&P 500 Index Fund - and asset allocation funds, and 0.50% for fixed income funds, tax-free bond funds and the S&P 500 Index Fund of the amount redeemed) will be assessed against the investor's account.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, Armada must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY ARMADA WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES AND WOULD LIKE TO EXERCISE THIS OPTION.

REDUCED SALES CHARGES - CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. Armada will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for:

       (i)    your account;
       (ii)   your spouse's account;
       (iii)  a joint account with your spouse; or
       (iv)   your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. Armada will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide Armada with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). Accounts to be aggregated include investment accounts held at different broker-dealers and retirement accounts. Armada may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Armada will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send Armada a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

The Letter authorizes Armada to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the date on which the total intended purchase was completed, Armada's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

CONTINGENT DEFERRED SALES CHARGES -
CLASS B SHARES AND CLASS C SHARES

You do not pay a sales charge when you purchase Class B Shares and Class C Shares. The offering price of Class B Shares and Class C Shares is simply the next calculated NAV. But if you sell your Class B Shares within five years after your purchase or your Class C Shares within 18 months after your purchase, you will pay a contingent deferred sales charge as described in the table that follows for Class B Shares or 1.00% for Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. Good order means that complete information is provided for your sale request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of Class B Shares for Class B Shares or to exchanges of Class C Shares for Class C Shares of another Armada Fund. After eight years, your Class B Shares are converted to Class A Shares. There is no conversion feature for Class C Shares.

--------------------------------------------------------------------------------
                                             CLASS B SHARES
                           CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF
  YEARS SINCE PURCHASE               DOLLAR AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------
  FIRST                                           5.0%
  SECOND                                          5.0%
  THIRD                                           4.0%
  FOURTH                                          3.0%
  FIFTH                                           2.0%
  SIXTH                                           NONE
  SEVENTH                                         NONE
  EIGHTH                                          NONE


When an investor redeems Class B or Class C Shares, they are redeemed first from those Class B or Class C Shares that are not subject to the deferred sales load (i.e., Class B Shares or Class C Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B Shares or Class C Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class B Shares or Class C Shares for the following reasons:

         o   redemptions following the death or disability of a shareholder;

         o redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

         o minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

         o redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with the plan sponsor;

         o   redemptions by a settlor of a living trust;

         o redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

         o   return of excess contributions;

         o redemptions following the death or disability of both shareholders in the case of joint accounts;

         o exchanges of Class B Shares for Class B Shares or Class C Shares for Class C Shares of another Armada Fund;

         o distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

         o exchange of Class B Shares or Class C Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

         o redemptions by participants in a qualified plan who transfer funds from an Armada Fund to a non-Armada Fund available through the plan.

 GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares or Class C Shares. When you buy Class A Shares, your securities dealer is also paid a servicing fee immediately. When you buy Class B Shares or Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
WWW.ARMADAFUNDS.COM
The minimum amount for Internet redemption is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page 131 "How to Purchase Fund Shares").

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. There will be no deferred sales charge on systematic withdrawals made on Class B Shares and Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your account. Participation in this program can be arranged when completing an account application or an Account Change Form, via the Internet, or calling our Investor Services line.

FINANCIAL INTERMEDIARY
Contact your financial consultant, broker or institution to redeem your shares. Your financial consultant, broker or institution may charge a fee for its services, in addition to the fees charged by Armada.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors -- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify Armada in writing and include a signature guaranteed by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by Armada will be the next NAV determined less, in the case of Class B Shares and Class C Shares, any applicable deferred sales charge. See "Contingent Deferred Sales Charges - Class B Shares and Class C Shares" on page 142 for information concerning the application of contingent deferred sales charges.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. Armada does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Armada Tax Managed Equity Fund may fund redemptions of $1 million or more with appreciated securities rather than cash.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Armada may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d)      an emergency exists, as determined by the SEC, as a result of which:
         (i) disposal by Armada of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Armada to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares of a Fund for the same class of shares of another Armada Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Armada's transfer agent is 4:00 p.m. Eastern Time.

INTERNET
WWW.ARMADAFUNDS.COM
You may exchange your shares through the Internet. The minimum amount for Internet exchange into a new fund is $500. You may arrange for participation in a Systematic Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND (3863) or visit our Forms Center online to obtain an Account Change Form.

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of exchange into an existing account (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM
You may exchange shares of an Armada Money Market Fund for any other Armada Fund of the same class automatically, at periodic intervals. If you would like to enter a program concerning Class B Shares or Class C Shares, you must exchange them within either six or twelve months from the date of purchase. The minimum exchange amount is $50.

MAIL
Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

         Armada Funds
         P.O. Box 8421
         Boston, MA 02266-8421

         For overnight delivery mail to:

         Boston Financial Data Services
         Attn: Armada Funds
         66 Brooks Drive
         Braintree, MA 02184

The minimum exchange amount is $500.

FINANCIAL INTERMEDIARY
Contact your financial consultant, broker or institution. Your financial consultant, broker or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Armada Fund for Class A Shares of any other Armada Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an Armada Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an Armada Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

CLASS B SHARES

You may exchange Class B Shares of any Armada Fund for Class B Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase.

CLASS C SHARES

You may exchange Class C Shares of any Armada Fund for Class C Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although Armada has certain safeguards and procedures to confirm the authenticity of instructions, Armada is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with Armada over the telephone or via the Internet, you will generally bear the risk of any loss, provided Armada has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM AVAILABLE TO CLASS A, B AND C SHARES

Because purchases of Class A Shares of Funds may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

If you would like to enter a systematic exchange program concerning Class B or Class C Shares you must exchange them within either six or twelve months from the date of purchase.

You may arrange for participation in this program via the Internet at WWW.ARMADAFUNDS.COM, by calling 1-800-622-FUND (3863) or by completing an account application.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Armada to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Armada. To the extent permitted by applicable law, Armada reserves the right to place limits on transactions in your account until your identity is verified.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted separate distribution plans with respect to Class A Shares, Class B Shares and Class C Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allow each Fund to pay distribution fees for the sale and distribution of its shares.

Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class A Shares. However, actual distribution fees for Class A Shares are expected to be no more than: (i) 0.005% with respect to the S&P 500 Index Fund; (ii) 0.025% for the Small Cap Value Fund; (iii) 0.02% with respect to the Mid Cap Value Fund and Ultra Short Bond Fund; and (iv) 0.05% with respect to each other Fund.

Distribution fees for Class B Shares and Class C Shares, as a percentage of average daily net assets, are as follows: (i) 0.65% with respect to the Aggressive Allocation and Conservative Allocation Funds; and (ii) 0.75% with respect to each other Fund.

Each Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares, Class B Shares or Class C Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A Shares, Class B Shares or Class C Shares for these shareholder services.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The following Funds distribute income at least annually:

         Armada International Equity Fund
         Armada Mid Cap Value Fund
         Armada Small Cap Core Fund
         Armada Small Cap Growth Fund
         Armada Small Cap Value Fund

The following Funds distribute income quarterly:

         Armada Large Cap Core Equity Fund
         Armada Large Cap Growth Fund
         Armada Large Cap Value Fund
         Armada Mid Cap Growth Fund
         Armada S&P 500 Index Fund
         Armada Tax Managed Equity Fund
         Armada Aggressive Allocation Fund
         Armada Balanced Allocation Fund

The following Funds distribute income monthly:

         Armada Conservative Allocation Fund
         Armada Bond Fund
         Armada Government Mortgage Fund
         Armada Intermediate Bond Fund
         Armada Limited Maturity Bond Fund
         Armada Total Return Advantage Fund
         Armada Ultra Short Bond Fund
         Armada Intermediate Tax Exempt Bond Fund
         Armada Michigan Intermediate Municipal Bond Fund
         Armada Ohio Intermediate Tax Exempt Bond Fund
         Armada Pennsylvania Intermediate Municipal Bond Fund

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive a distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at WWW.ARMADAFUNDS.COM, or by notifying Armada in writing prior to the date of the distribution. Your election will be effective for distributions paid the next day if done through the Internet or after Armada receives your written notice.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Certain other distributions paid by the Funds to individual shareholders may also be taxable to you as long-term capital gain, subject to certain requirements. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualifying dividends"), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. However, if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. The amount of a Fund's distributions that are qualifying dividends may be reduced as a result of a Fund's securities lending activities. This is because any dividends paid on securities while on loan will not be deemed to have been received by a Fund, and the equivalent amount paid to the Fund by the borrower of the securities will not be deemed to be a qualifying dividend. In general, long-term capital gains and dividends are taxed at a maximum rate of 15%. Fund distributions (other than exempt-interest dividends discussed below) attributable to short-term capital gains and ordinary income will generally be taxable as ordinary income.

You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Funds generally use tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

It is expected that the Armada International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Armada International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

The Armada Intermediate Tax Exempt Bond Fund, Armada Michigan Intermediate Municipal Bond Fund, Armada Ohio Intermediate Tax Exempt Bond Fund, and Armada Pennsylvania Intermediate Municipal Bond Fund (the "Tax Free Bond Funds") anticipate that substantially all of their income dividends will be attributable to "exempt interest dividends," which are exempt from federal income taxes. However, some dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Free Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Free Bond Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Armada Michigan Intermediate Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes. The Armada Ohio Intermediate Tax Exempt Bond Fund intends to distribute income that is exempt from Ohio personal income taxes. The Armada Pennsylvania Intermediate Municipal Bond Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares, Class B Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's or share class' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

Except for the financial highlights for the semi-annual period ended November 30, 2003 and as otherwise stated below, the financial highlights have been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, is included in the annual report dated May 31, 2003 and is incorporated by reference into the Statement of Additional Information.

In June 2000, the Parkstone Mid Capitalization Funds, Bond, U.S. Government Income, and Michigan Municipal Bond were reorganized into the Mid Cap Growth, Bond, Government Mortgage, and Michigan Intermediate Municipal Bond Funds, respectively. In connection with this reorganization, each of these Armada Funds adopted the financial highlights, financial statements and performance history of its corresponding acquired Parkstone Fund. The Financial Highlights for these Funds for the fiscal year ended May 31, 1999 were audited by the former independent auditors to The Parkstone Group of Funds.

No financial highlights are presented for the Small Cap Core Fund because the Fund had not yet commenced operations as of November 30, 2003.

No financial highlights are presented for Class B Shares of the Ultra Short Bond and Pennsylvania Intermediate Municipal Bond Funds because Class B Shares of these Funds had not yet commenced operations as of November 30, 2003. No financial highlights are presented for Class C Shares of the Ultra Short Bond Fund because Class C Shares of this Fund had not yet commenced operations as of November 30, 2003.

You can obtain the Funds' annual report and semi-annual report, which contain more performance information, at no charge by calling 1-800-622-FUND (3863).

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
INTERNATIONAL EQUITY FUND
CLASS A
2003*         $ 7.97     $ 0.01 1      $ 1.43         $(0.00)      $(0.00)    $ 9.41      18.07%     $11,137       1.66%
2003            9.68       0.10 1       (1.79)         (0.02)       (0.00)      7.97     (17.49)      32,345       1.63
2002           10.81       0.04 1       (1.16)         (0.01)       (0.00)      9.68     (10.35)      12,143       1.59
2001           14.97      (0.01) 1      (3.15)         (0.00)       (1.00)     10.81     (22.88)      15,390       1.70
2000           10.87      (0.03)         4.21          (0.01)       (0.07)     14.97      38.50        3,618       1.68
1999           10.82      (0.01)         0.10          (0.04)       (0.00)     10.87       0.84        1,127       1.68
CLASS B
2003*         $ 7.77     $(0.02) 1     $ 1.39         $(0.00)      $(0.00)    $ 9.14      17.63%     $ 2,104       2.36%
2003            9.46       0.01 1       (1.70)         (0.00)       (0.00)      7.77     (17.87)       1,944       2.34
2002           10.62      (0.04) 1      (1.12)         (0.00)       (0.00)      9.46     (10.92)       3,209       2.30
2001           14.83      (0.10) 1      (3.11)         (0.00)       (1.00)     10.62     (23.47)       5,317       2.41
2000           10.83      (0.10)         4.17          (0.00)       (0.07)     14.83      37.61          623       2.39
1999           10.83      (0.07)         0.08          (0.01)       (0.00)     10.83       0.10           42       2.39
CLASS C
2003*         $ 7.77     $(0.02) 1     $ 1.40         $(0.00)      $(0.00)    $ 9.15      17.76%     $   668       2.36%
2003            9.46       0.01 1       (1.70)         (0.00)       (0.00)      7.77     (17.87)         413       2.34
2002           10.63      (0.03) 1      (1.14)         (0.00)       (0.00)      9.46     (11.01)         565       2.30
2001           14.83      (0.10) 1      (3.10)         (0.00)       (1.00)     10.63     (23.40)         364       2.41
2000 2         15.37      (0.04)        (0.50)         (0.00)       (0.00)     14.83      (3.51)         165       2.39



                                                  Ratio of
                                                    Net
                                 Ratio           Investment
                                  of              Income/
                                 Expenses        (Loss) to
              Ratio of Net      to Average        Average
              Investment        Net Assets       Net Assets
             Income/(Loss)       (Before          (Before       Portfolio
             to Average           Fee              Fee          Turnover
              Net Assets         Waivers)         Waivers)         Rate
INTERNATIONAL EQUITY FUND
CLASS A
2003*           0.14%              1.66%            0.14%           54%
2003            0.81               1.63             0.81            90
2002            0.38               1.59             0.38            63
2001           (0.04)              1.75            (0.09)          161
2000           (0.19)              1.74            (0.25)          124
1999           (0.13)              1.68            (0.13)           78
CLASS B
2003*          (0.56)%             2.36%           (0.56)%          54%
2003            0.10               2.34             0.10            90
2002           (0.33)              2.30            (0.33)           63
2001           (0.75)              2.46            (0.80)          161
2000           (0.90)              2.45            (0.96)          124
1999           (0.84)              2.39            (0.84)           78
CLASS C
2003*          (0.56)%             2.36%           (0.56)%          54%
2003            0.10               2.34             0.10            90
2002           (0.33)              2.30            (0.33)           63
2001           (0.75)              2.46            (0.80)          161
2000 2         (0.90)              2.45            (0.96)          124

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) International Equity Fund Class C commenced operations on January 5, 2000. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated


                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)       from Net     Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period     (Loss)      Investments       Income       Gains    of Period    Return+     (000)       Assets
LARGE CAP CORE EQUITY FUND
CLASS A
2003*          $ 9.49      $0.04 1      $ 0.98        $(0.03)      $(0.00)     $10.48      10.78%    $5,935        1.22%
2003            10.77       0.08 1       (1.29)        (0.07)       (0.00)       9.49     (11.22)     4,703        1.21
2002            12.16       0.02 1       (1.13)        (0.02)       (0.26)      10.77      (9.19)     3,313        1.22
2001            14.80      (0.02)        (0.70)        (0.00)       (1.92)      12.16      (5.91)     3,987        1.24
2000            13.71      (0.00)         1.62         (0.00)       (0.53)      14.80      11.98      4,146        1.25
1999            11.34      (0.05) 1       2.93         (0.00)       (0.51)      13.71      25.78      1,731        1.23
CLASS B
2003*          $ 9.22      $0.00 1      $ 0.97        $(0.00)      $(0.00)     $10.19      10.41%    $2,291        1.92%
2003            10.48       0.01 1       (1.26)        (0.01)       (0.00)       9.22     (11.79)     1,699        1.92
2002            11.91      (0.05) 1      (1.12)        (0.00)       (0.26)      10.48      (9.87)     2,013        1.93
2001            14.62      (0.06)        (0.73)        (0.00)       (1.92)      11.91      (6.49)     2,052        1.94
2000            13.63      (0.07)         1.59         (0.00)       (0.53)      14.62      11.31      1,840        1.96
1999            11.33      (0.16) 1       2.97         (0.00)       (0.51)      13.63      25.17      1,106        1.94
CLASS C
2003*          $ 9.23      $0.00 1      $ 0.96        $(0.00)      $(0.00)     $10.19      10.30%    $  382        1.92%
2003            10.48       0.01 1       (1.25)        (0.01)       (0.00)       9.23     (11.68)       516        1.92
2002            11.92      (0.04) 1      (1.14)        (0.00)       (0.26)      10.48      (9.94)       499        1.93
2001            14.63      (0.06)        (0.73)        (0.00)       (1.92)      11.92      (6.48)        50        1.94
2000 2          14.55      (0.05)         0.13         (0.00)       (0.00)      14.63       0.55          2        1.96




                                                    Ratio of
                                                      Net
                                    Ratio          Investment
                                     of              Income/
                                  Expenses         (Loss) to
               Ratio of Net      to Average         Average
               Investment        Net Assets        Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average            Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)         Rate
LARGE CAP CORE EQUITY FUND
CLASS A
2003*            0.71%              1.22%             0.71%            31%
2003             0.83               1.21              0.83             68
2002             0.22               1.22              0.22            112
2001            (0.17)              1.29             (0.22)            34
2000            (0.22)              1.31             (0.28)            37
1999            (0.40)              1.23             (0.40)            43
CLASS B
2003*            0.01%              1.92%             0.01%            31%
2003             0.12               1.92              0.12             68
2002            (0.49)              1.93             (0.49)           112
2001            (0.87)              1.94             (0.87)            34
2000            (0.93)              1.96             (0.93)            37
1999            (1.11)              1.94             (1.11)            43
CLASS C
2003*            0.01%              1.92%             0.01%            31%
2003             0.12               1.92              0.12             68
2002            (0.49)              1.93             (0.49)           112
2001            (0.87)              1.94             (0.87)            34
2000 2          (0.93)              1.96             (0.93)            37

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) Large Cap Core Equity Fund Class C commenced operations on January 20, 2000. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,      Net           Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period    (Loss) 1     Investments       Income       Gains    of Period    Return+     (000)       Assets
LARGE CAP GROWTH FUND
CLASS A
  2003*        $16.95    $(0.01)       $ 1.58        $(0.00)      $(0.00)     $18.52       9.26%    $144,615       1.19%
  2003          19.34      0.02         (2.39)        (0.02)       (0.00)      16.95     (12.26)     136,358       1.17
  2002          24.17     (0.04)        (4.58)        (0.00)       (0.21)      19.34     (19.23)     103,258       1.17
  2001          28.76     (0.07)        (3.40)        (0.00)       (1.12)      24.17     (12.53)     139,717       1.18
  2000          24.55     (0.06)         4.53         (0.00)       (0.26)      28.76      18.22      180,000       1.15
  1999          21.35     (0.09)         4.28         (0.00)       (0.99)      24.55      19.88      156,356       1.17
CLASS B
  2003*        $16.38    $(0.07)       $ 1.53        $(0.00)      $(0.00)     $17.84       8.91%    $ 5,950        1.89%
  2003          18.81     (0.09)        (2.34)        (0.00)       (0.00)      16.38     (12.92)      3,363        1.88
  2002          23.67     (0.19)        (4.46)        (0.00)       (0.21)      18.81     (19.77)      2,972        1.88
  2001          28.37     (0.26)        (3.32)        (0.00)       (1.12)      23.67     (13.10)      3,770        1.88
  2000          24.33     (0.26)         4.56         (0.00)       (0.26)      28.37      17.68       3,713        1.86
  1999          21.28     (0.27)         4.31         (0.00)       (0.99)      24.33      19.22       1,400        1.88
CLASS C
  2003*        $16.40    $(0.07)       $ 1.53        $(0.00)      $(0.00)     $17.86       8.97%    $   608        1.89%
  2003          18.82     (0.09)        (2.33)        (0.00)       (0.00)      16.40     (12.91)        576        1.88
  2002          23.69     (0.19)        (4.47)        (0.00)       (0.21)      18.82     (19.79)        654        1.88
  2001          28.38     (0.26)        (3.31)        (0.00)       (1.12)      23.69     (13.06)        436        1.88
2000 2          28.04     (0.08)         0.42         (0.00)       (0.00)      28.38       1.21         263        1.86



                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
               Income/(Loss)       (Before            (Before       Portfolio
               to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)         Rate
LARGE CAP GROWTH FUND
CLASS A
2003*           (0.07)%             1.19%             (0.07)%          51%
2003             0.10               1.17               0.10            65
2002            (0.20)              1.17              (0.20)           52
2001            (0.28)              1.23              (0.33)           18
2000            (0.24)              1.21              (0.30)           25
1999            (0.36)              1.17              (0.36)           57
CLASS B
2003*           (0.77)%             1.89%             (0.77)%          51%
2003            (0.61)              1.88              (0.61)           65
2002            (0.91)              1.88              (0.91)           52
2001            (0.98)              1.88              (0.98)           18
2000            (0.95)              1.86              (0.95)           25
1999            (1.07)              1.88              (1.07)           57
CLASS C
2003*           (0.77)%             1.89%             (0.77)%          51%
2003            (0.61)              1.88              (0.61)           65
2002            (0.91)              1.88              (0.91)           52
2001            (0.98)              1.88              (0.98)           18
2000 2          (0.95)              1.86              (0.95)           25

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) Large Cap Growth Fund Class C commenced operations on January 27, 2000. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated






                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
LARGE CAP VALUE FUND
CLASS A
2003*          $14.03      $0.09 1      $ 1.41        $(0.09)      $(0.00)     $15.44      10.77%    $38,245       1.20%
2003            15.80       0.19 1       (1.75)        (0.18)       (0.03)      14.03      (9.78)     34,207       1.18
2002            17.36       0.15 1       (0.88)        (0.15)       (0.68)      15.80      (4.10)     39,511       1.17
2001            16.00       0.21          1.71         (0.24)       (0.32)      17.36      12.42      43,511       1.22
2000            18.79       0.30         (1.87)        (0.31)       (0.91)      16.00      (8.30)      9,070       1.17
1999            17.51       0.21          1.55         (0.23)       (0.25)      18.79      10.40      11,075       1.18
CLASS B
2003*          $13.97      $0.04 1      $ 1.41        $(0.05)      $(0.00)     $15.37      10.38%    $ 9,805       1.90%
2003            15.73       0.09 1       (1.74)        (0.08)       (0.03)      13.97     (10.45)      7,022       1.89
2002            17.29       0.03 1       (0.88)        (0.03)       (0.68)      15.73      (4.81)      9,521       1.88
2001            15.93       0.09          1.72         (0.13)       (0.32)      17.29      11.69      12,458       1.92
2000            18.69       0.19         (1.84)        (0.20)       (0.91)      15.93      (8.77)      1,357       1.88
1999            17.54       0.17          1.39         (0.16)       (0.25)      18.69       9.14         997       1.89
CLASS C
2003*          $13.94      $0.04 1      $ 1.39        $(0.04)      $(0.00)     $15.33      10.30%    $   401       1.90%
2003            15.70       0.10 1       (1.74)        (0.09)       (0.03)      13.94     (10.42)        305       1.89
2002            17.27       0.04 1       (0.88)        (0.05)       (0.68)      15.70      (4.77)        341       1.88
2001            15.93       0.09          1.72         (0.15)       (0.32)      17.27      11.67         187       1.93
2000 2          15.27       0.08          0.63         (0.05)       (0.00)      15.93       4.65         105       1.88



                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)         Rate
LARGE CAP VALUE FUND
CLASS A
2003*             1.25%             1.20%              1.25%          20%
2003              1.37              1.18               1.37           34
2002              0.90              1.17               0.90           39
2001              1.29              1.27               1.24           67
2000              1.82              1.23               1.76           40
1999              1.82              1.18               1.82           19
CLASS B
2003*             0.55%             1.90%              0.55%          20%
2003              0.66              1.89               0.66           34
2002              0.19              1.88               0.19           39
2001              0.59              1.92               0.59           67
2000              1.11              1.88               1.11           40
1999              1.11              1.89               1.11           19
CLASS C
2003*             0.55%             1.90%              0.55%          20%
2003              0.66              1.89               0.66           34
2002              0.19              1.88               0.19           39
2001              0.59              1.93               0.59           67
2000 2            1.11              1.88               1.11           40

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) Large Cap Value Fund Class C commenced operations January 27, 2000. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
MID CAP GROWTH FUND
CLASS A
2003*          $ 5.48     $(0.04) 1     $ 1.04        $(0.00)      $(0.00)     $ 6.48      18.25%    $18,944       1.60%
2003             6.26      (0.06) 1      (0.72)        (0.00)       (0.00)       5.48     (12.46)     16,476       1.55
2002             7.80      (0.08) 1      (1.46)        (0.00)       (0.00)       6.26     (19.74)     19,943       1.52
2001            15.53      (0.10) 1      (3.09)        (0.00)       (4.54)       7.80     (24.23)     28,107       1.50
2000            14.10      (0.15) 1       6.23         (0.00)       (4.65)      15.53      51.48      46,183       1.54
1999            14.98      (0.19)         1.15         (0.00)       (1.84)      14.10       8.08      50,605       1.57
CLASS B
2003*          $ 4.53     $(0.05) 1     $ 0.86        $(0.00)      $(0.00)     $ 5.34      17.88%    $ 4,383       2.30%
2003             5.21      (0.08) 1      (0.60)        (0.00)       (0.00)       4.53     (13.05)      4,157       2.26
2002             6.55      (0.11) 1      (1.23)        (0.00)       (0.00)       5.21     (20.46)      6,899       2.23
2001            13.95      (0.16) 1      (2.70)        (0.00)       (4.54)       6.55     (24.69)     11,339       2.21
2000            13.14      (0.24) 1       5.70         (0.00)       (4.65)      13.95      50.40      18,584       2.29
1999            14.20         (0.28)      1.06         (0.00)       (1.84)      13.14       7.19      16,629       2.32
CLASS C
2003*          $ 4.59     $(0.05) 1     $ 0.88        $(0.00)      $(0.00)     $ 5.42      18.08%    $   284       2.30%
2003             5.29      (0.08) 1      (0.62)        (0.00)       (0.00)       4.59     (13.23)        220       2.26
2002             6.64      (0.11) 1      (1.24)        (0.00)       (0.00)       5.29     (20.33)        240       2.23
2001 2          15.11      (0.12) 1      (3.81)        (0.00)       (4.54)       6.64     (29.86)        142       2.21
MID CAP VALUE FUND
CLASS A
2003*          $10.05      $0.03 1      $ 1.79        $(0.00)      $(0.00)     $11.87      18.11%    $ 3,660       1.42%
2003 3          10.00       0.06 1        0.01         (0.02)       (0.00)      10.05       0.71       1,299       1.18
CLASS B
2003* 3        $10.00      $0.00 1      $ 1.80        $(0.00)      $(0.00)     $11.80      17.39%    $ 2,370       2.12%
CLASS C
2003* 3        $10.00     $(0.01) 1     $ 1.84        $(0.00)      $(0.00)     $11.83      17.69%    $   504       2.12%




                                                      Ratio of
                                                        Net
                                    Ratio            Investment
                                     of               Income/
                                   Expenses          (Loss) to
                Ratio of Net      to Average          Average
                Investment        Net Assets         Net Assets
               Income/(Loss)       (Before            (Before       Portfolio
               to Average           Fee                Fee          Turnover
                Net Assets         Waivers)           Waivers)         Rate
MID CAP GROWTH FUND
CLASS A
2003*              (1.25)%           1.60%             (1.25)%         108%
2003               (1.17)            1.55              (1.17)          66
2002               (1.17)            1.52              (1.17)          68
2001               (0.88)            1.55              (0.93)          191
2000               (1.00)            1.54              (1.00)          110
1999               (1.00)            1.57              (1.00)          100
CLASS B
2003*              (1.95)%           2.30%             (1.95)%         108%
2003               (1.88)            2.26              (1.88)          66
2002               (1.88)            2.23              (1.88)          68
2001               (1.59)            2.21              (1.59)          191
2000               (1.75)            2.29              (1.75)          110
1999               (1.75)            2.32              (1.75)          100
CLASS C
2003*              (1.95)%           2.30%             (1.95)%         108%
2003               (1.88)            2.26              (1.88)          66
2002               (1.88)            2.23              (1.88)          68
2001 2             (1.59)            2.21              (1.59)          191
MID CAP VALUE FUND
CLASS A
2003*               0.43%            1.42%              0.43%          24%
2003 3              0.64              1.49              0.33           76
CLASS B
2003* 3            (0.27)%           2.12%             (0.27)%         24%
CLASS C
2003* 3            (0.27)%           2.12%             (0.27)%         24%

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) Mid Cap Growth Fund Class C commenced operations on June 15, 2000. All ratios for the period have been annualized.
(3) Mid Cap Value Fund Class A, Class B and Class C commenced operations on July 1, 2002, June 4, 2003 and June 4, 2003, respectively. All ratios for the periods have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
S&P 500 INDEX FUND
CLASS A
2003*          $ 8.29      $0.05 1      $ 0.81        $(0.04)      $(0.00)     $ 9.11      10.45%    $13,815       0.59%
2003             9.18       0.09 1       (0.89)        (0.09)       (0.00)       8.29      (8.57)     12,571       0.60
2002            10.82       0.08 1       (1.64)        (0.08)       (0.00)       9.18     (14.44)      7,889       0.58
2001            12.22       0.08         (1.40)        (0.08)       (0.00)      10.82     (10.82)      7,777       0.61
2000            11.29       0.09          1.01         (0.11)       (0.06)      12.22       9.70       8,253       0.59
1999 2           9.09       0.07          2.18         (0.05)       (0.00)      11.29      24.83       3,892       0.36
CLASS B
2003*          $ 8.24      $0.02 1      $ 0.81        $(0.02)      $(0.00)     $ 9.05      10.02%    $ 2,370       1.34%
2003             9.14       0.04 1       (0.90)        (0.04)       (0.00)       8.24      (9.40)      1,914       1.35
2002            10.79       0.01 1       (1.64)        (0.02)       (0.00)       9.14     (15.16)      1,470       1.33
2001            12.20       0.01         (1.41)        (0.01)       (0.00)      10.79     (11.47)      1,080       1.36
2000 2          12.04       0.01          0.17         (0.02)       (0.00)      12.20       1.46         524       1.34
CLASS C
2003*          $ 8.25      $0.02 1      $ 0.81        $(0.02)      $(0.00)     $ 9.06      10.01%    $ 1,228       1.34%
2003             9.15       0.03 1       (0.89)        (0.04)       (0.00)       8.25      (9.41)        881       1.35
2002            10.79       0.01 1       (1.64)        (0.01)       (0.00)       9.15     (15.08)        885       1.33
2001            12.20       0.00         (1.40)        (0.01)       (0.00)      10.79     (11.51)        649       1.36
2000 2          12.61       0.01         (0.41)        (0.01)       (0.00)      12.20      (3.17)        277       1.34
SMALL CAP GROWTH FUND
CLASS A
2003*          $ 7.59     $(0.06) 1     $ 2.11        $(0.00)      $(0.00)     $ 9.64      27.01%    $23,610       1.57%
2003             9.07      (0.08) 1      (1.40)        (0.00)       (0.00)       7.59     (16.32)     18,814       1.54
2002            11.44      (0.12) 1      (2.25)        (0.00)       (0.00)       9.07     (20.72)     21,941       1.49
2001            14.81      (0.09) 1      (1.92)        (0.00)       (1.36)      11.44     (14.97)     31,327       1.52
2000            10.11      (0.07) 1       4.77         (0.00)       (0.00)      14.81      46.49       2,710       1.48
1999            11.68      (0.05) 1      (1.41)        (0.00)       (0.11)      10.11     (12.54)      1,089       1.51
CLASS B
2003*          $ 7.30     $(0.08) 1     $ 2.03        $(0.00)      $(0.00)     $ 9.25      26.71%    $ 6,239       2.27%
2003             8.79      (0.12) 1      (1.37)        (0.00)       (0.00)       7.30     (16.95)      5,141       2.25
2002            11.16      (0.18) 1      (2.19)        (0.00)       (0.00)       8.79     (21.24)      8,055       2.20
2001            14.58      (0.18) 1      (1.88)        (0.00)       (1.36)      11.16     (15.59)     13,010       2.22
2000            10.01      (0.17) 1       4.74         (0.00)       (0.00)      14.58      45.65         372       2.19
1999            11.66      (0.10) 1      (1.44)        (0.00)       (0.11)      10.01     (13.26)        139       2.23
CLASS C
2003*          $ 7.32     $(0.08) 1     $ 2.03        $(0.00)      $(0.00)     $ 9.27      26.50%    $   726       2.27%
2003             8.81      (0.12) 1      (1.37)        (0.00)       (0.00)       7.32     (16.91)        390       2.25
2002            11.19      (0.18) 1      (2.20)        (0.00)       (0.00)       8.81     (21.27)        476       2.20
2001            14.57      (0.18) 1      (1.84)        (0.00)       (1.36)      11.19     (15.32)        374       2.22
2000 3          16.20      (0.07) 1      (1.56)        (0.00)       (0.00)      14.57     (10.06)         77       2.19



                                                       Ratio of
                                                         Net
                                     Ratio            Investment
                                      of               Income/
                                    Expenses          (Loss) to
                 Ratio of Net      to Average          Average
                 Investment        Net Assets         Net Assets
                Income/(Loss)       (Before            (Before       Portfolio
                to Average           Fee                Fee          Turnover
                 Net Assets         Waivers)           Waivers)         Rate
S&P 500 INDEX FUND
CLASS A
2003*               1.15%             0.74%              1.00%           0%
2003                1.18              0.75               1.03            7
2002                0.84              0.73               0.69            4
2001                0.69              0.86               0.44           15
2000                0.77              0.84               0.52           48
1999 2              1.22              0.71               0.87            9
CLASS B
2003*               0.40%             1.49%              0.25%           0%
2003                0.43              1.50               0.28            7
2002                0.09              1.48              (0.06)           4
2001               (0.06)             1.51              (0.21)          15
2000 2              0.02              1.49              (0.13)          48
CLASS C
2003*               0.40%             1.49%              0.25%           0%
2003                0.43              1.50               0.28            7
2002                0.09              1.48              (0.06)           4
2001               (0.06)             1.51              (0.21)          15
2000 2              0.02              1.49              (0.13)          48
SMALL CAP GROWTH FUND
CLASS A
2003*              (1.36)%            1.57%             (1.36)%        157%
2003               (1.17)             1.54              (1.17)         119
2002               (1.13)             1.49              (1.13)         122
2001               (0.69)             1.57              (0.74)         174
2000               (0.53)             1.54              (0.59)         155
1999               (0.51)             1.52              (0.52)         159
CLASS B
2003*              (2.06)%            2.27%             (2.06)%        157%
2003               (1.88)             2.25              (1.88)         119
2002               (1.84)             2.20              (1.84)         122
2001               (1.39)             2.27              (1.44)         174
2000               (1.24)             2.25              (1.30)         155
1999               (1.23)             2.23              (1.23)         159
CLASS C
2003*              (2.06)%            2.27%             (2.06)%        157%
2003               (1.88)             2.25              (1.88)         119
2002               (1.84)             2.20              (1.84)         122
2001               (1.39)             2.27              (1.44)         174
2000 3             (1.24)             2.25              (1.30)         155

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) S&P 500 Index Fund Class A, Class B and Class C commenced operations on October 15, 1998, January 4, 2000 and January 17, 2000, respectively. All ratios for the respective periods have been annualized.
(3) Small Cap Growth Fund Class C commenced operations on January 20, 2000. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
SMALL CAP VALUE FUND
CLASS A
  2003*        $17.04     $ 0.03 1      $ 3.51        $(0.00)      $(0.00)     $20.58      20.77%    $180,925      1.44%
  2003          20.03       0.03 1       (2.11)        (0.07) 2     (0.84)      17.04      (9.88)    147,501       1.45
  2002          18.57       0.04 1        3.29         (0.11)       (1.76)      20.03      19.31      43,052       1.41
  2001          14.77       0.19          4.23         (0.21)       (0.41)      18.57      30.55      12,315       1.45
  2000          13.31       0.27          1.38         (0.19)       (0.00)      14.77      12.59       9,727       1.46
  1999          15.47       0.06         (0.85)        (0.04)       (1.33)      13.31      (4.38)     11,542       1.38
CLASS B
  2003*        $16.67     $(0.04) 1     $ 3.44        $(0.00)      $(0.00)     $20.07      20.40%    $13,344       2.15%
  2003          19.68      (0.08) 1      (2.09)        (0.00)       (0.84)      16.67     (10.56)     10,944       2.16
  2002          18.34      (0.09) 1       3.24         (0.05)       (1.76)      19.68      18.48       7,465       2.12
  2001          14.62       0.09          4.16         (0.12)       (0.41)      18.34      29.62       1,483       2.15
  2000          13.19       0.14          1.41         (0.12)       (0.00)      14.62      11.87         742       2.17
  1999          15.42      (0.03)        (0.87)        (0.00)       (1.33)      13.19      (5.13)        515       2.08
CLASS C
  2003*        $16.65     $(0.04) 1     $ 3.42        $(0.00)      $(0.00)     $20.03      20.37%    $15,608       2.15%
  2003          19.65      (0.08) 1      (2.08)        (0.00)       (0.84)      16.65     (10.52)     11,799       2.16
  2002          18.34      (0.12) 1       3.27         (0.08)       (1.76)      19.65      18.46       5,100       2.12
  2001          14.62       0.11          4.14         (0.12)       (0.41)      18.34      29.62         361       2.15
2000 3          13.07       0.01          1.54         (0.00)       (0.00)      14.62      11.86          68       2.17



                                                       Ratio of
                                                         Net
                                     Ratio            Investment
                                      of               Income/
                                    Expenses          (Loss) to
                 Ratio of Net      to Average          Average
                 Investment        Net Assets         Net Assets
                Income/(Loss)       (Before            (Before       Portfolio
                to Average           Fee                Fee          Turnover
                 Net Assets         Waivers)           Waivers)         Rate
SMALL CAP VALUE FUND
CLASS A
2003*               0.28%             1.44%             0.28%           57%
2003                0.23              1.45              0.23            127
2002                0.29              1.41              0.29            106
2001                1.10              1.50              1.05            128
2000                1.72              1.52              1.66            120
1999                0.44              1.38              0.44            79
CLASS B
2003*              (0.42)%            2.15%            (0.42)%          57%
2003               (0.48)             2.16             (0.48)           127
2002               (0.42)             2.12             (0.42)           106
2001                0.40              2.15              0.35            128
2000                1.01              2.17              0.95            120
1999               (0.26)             2.08             (0.26)           79
CLASS C
2003*              (0.42)%            2.15%            (0.42)%          57%
2003               (0.48)             2.16             (0.48)           127
2002               (0.42)             2.12             (0.42)           106
2001                0.40              2.15              0.35            128
2000 3              1.01              2.17              0.95            120

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) Includes a tax return of capital of $(0.01) for Class A for Small Cap Value Fund.
(3) Small Cap Value Fund Class C commenced operations on January 27, 2000. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
TAX MANAGED EQUITY FUND
CLASS A
2003*          $ 9.38      $0.06 1      $ 0.94        $(0.06)      $(0.00)     $10.32      10.37%    $12,171       1.23%
2003            11.09       0.05 1       (1.63)        (0.04)       (0.09)       9.38     (14.15)     12,377       1.20
2002            12.62       0.01 1       (1.53)        (0.01)       (0.00)      11.09     (12.05)     15,755       1.18
2001            14.33      (0.01)        (1.67)        (0.00)       (0.03)      12.62     (11.76)     17,645       1.22
2000            12.16       0.00          2.18         (0.00)       (0.01)      14.33      18.01      17,372       1.20
1999             9.93       0.04          2.24         (0.04)       (0.01)      12.16      23.03       7,353       1.09
CLASS B
2003*          $ 9.13     $(0.01) 1     $ 0.92        $(0.00)      $(0.00)     $10.04       9.97%    $ 6,713       1.93%
2003            10.82     (0.01) 1       (1.59)        (0.00)       (0.09)       9.13     (14.76)      6,350       1.91
2002            12.38     (0.07) 1       (1.49)        (0.00)       (0.00)      10.82     (12.60)      8,981       1.89
2001            14.16      (0.10)        (1.65)        (0.00)       (0.03)      12.38     (12.39)     10,771       1.92
2000            12.12      (0.07)         2.12         (0.00)       (0.01)      14.16      16.95      11,135       1.91
1999             9.93      (0.02)         2.23         (0.01)       (0.01)      12.12      22.31       5,377       1.79
CLASS C
2003*          $ 9.10     $(0.01) 1     $ 0.92        $(0.00)      $(0.00)     $10.01      10.01%    $   766       1.93%
2003            10.78     (0.01) 1       (1.58)        (0.00)       (0.09)       9.10     (14.73)        586       1.91
2002            12.35     (0.07) 1       (1.50)        (0.00)       (0.00)      10.78     (12.71)        981       1.89
2001            14.16      (0.12)        (1.66)        (0.00)       (0.03)      12.35     (12.60)        880       1.92
2000 2          14.01      (0.03)         0.18         (0.00)       (0.00)      14.16       1.07         453       1.91




                                                       Ratio of
                                                         Net
                                     Ratio            Investment
                                      of               Income/
                                    Expenses          (Loss) to
                 Ratio of Net      to Average          Average
                 Investment        Net Assets         Net Assets
                Income/(Loss)       (Before            (Before       Portfolio
                to Average           Fee                Fee          Turnover
                 Net Assets         Waivers)           Waivers)         Rate
TAX MANAGED EQUITY FUND
CLASS A
2003*               0.59%             1.23%             0.59%            0%
2003                0.58              1.20              0.58             0
2002                0.08              1.18              0.08             0
2001               (0.14)             1.27             (0.19)            1
2000               (0.06)             1.26             (0.12)            3
1999                0.11              1.26             (0.06)            5
CLASS B
2003*              (0.11)%            1.93%            (0.11)%           0%
2003               (0.13)             1.91             (0.13)            0
2002               (0.63)             1.89             (0.63)            0
2001               (0.84)             1.92             (0.89)            1
2000               (0.77)             1.91             (0.83)            3
1999               (0.59)             1.97             (0.77)            5
CLASS C
2003*              (0.11)%            1.93%            (0.11)%           0%
2003               (0.13)             1.91             (0.13)            0
2002               (0.63)             1.89             (0.63)            0
2001               (0.84)             1.92             (0.89)            1
2000 2             (0.77)             1.97             (0.83)            3

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) Tax Managed Equity Fund Class C commenced operations on January 10, 2000. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
AGGRESSIVE ALLOCATION FUND
CLASS A
2003*          $ 8.21      $0.01 1      $ 0.82        $(0.00)      $(0.00)     $ 9.04      10.11%     $3,238       0.69%
2003             9.07       0.00 1       (0.80)       (0.06) 3      (0.00)       8.21      (8.73)      2,744       1.13
2002             9.95       0.08 1       (0.83)       (0.13) 4      (0.00)       9.07      (7.54)      2,744       1.37
2001 2          10.00       0.02         (0.06)        (0.01)       (0.00)       9.95      (0.38)      2,500       0.63
CLASS B
2003*          $ 8.13     $(0.02) 1     $ 0.81        $(0.00)      $(0.00)     $ 8.92       9.72%     $1,056       1.29%
2003             9.03      (0.05) 1      (0.80)       (0.05) 3      (0.00)       8.13      (9.32)        610       1.74
2002             9.95       0.03 1       (0.83)       (0.12) 4      (0.00)       9.03      (8.12)        137       1.98
2001 2           9.98       0.00         (0.03)        (0.00)       (0.00)       9.95      (0.30)          7       1.23
CLASS C
2003*          $ 8.14     $(0.02) 1     $ 0.82        $(0.00)      $(0.00)     $ 8.94       9.83%    $   298       1.29%
2003             9.04      (0.05) 1      (0.80)       (0.05) 3      (0.00)       8.14      (9.34)        241       1.74
2002 2           9.89       0.03 1       (0.77)       (0.11) 4      (0.00)       9.04      (8.37)        223       1.98
BALANCED ALLOCATION FUND
CLASS A
2003*          $ 8.45      $0.03 1      $ 0.75        $(0.04)      $(0.00)     $ 9.19       9.27%    $14,791       1.33%
2003             9.02       0.11 1       (0.55)        (0.13)       (0.00)       8.45      (4.80)     16,515       1.34
2002 5           9.72       0.17 1       (0.69)        (0.18)       (0.00)       9.02      (5.41)     16,664       1.25
2001            11.68       0.29         (0.46)        (0.24)       (1.55)       9.72      (1.92)     13,592       1.28
2000            10.31       0.23          1.35         (0.21)       (0.00)      11.68      15.48       3,965       1.26
1999 6           9.74       0.14          0.57         (0.14)       (0.00)      10.31       7.26       1,466       1.31
CLASS B
2003*          $ 8.46     $(0.00) 1     $ 0.75        $(0.01)      $(0.00)     $ 9.20       8.88%    $ 6,455       2.03%
2003             9.03       0.05 1       (0.55)        (0.07)       (0.00)       8.46      (5.48)      5,879       2.05
2002 5           9.73       0.11 1       (0.70)        (0.11)       (0.00)       9.03      (6.06)      5,721       1.96
2001            11.70       0.21         (0.46)        (0.17)       (1.55)       9.73      (2.67)      5,551       1.98
2000            10.33       0.15          1.36         (0.14)       (0.00)      11.70      14.79         691       1.97
1999 6           9.82       0.10          0.51         (0.10)       (0.00)      10.33       6.07         385       2.02
CLASS C
2003*          $ 8.43     $(0.00) 1     $ 0.74        $(0.01)      $(0.00)     $ 9.16       8.78%    $   737       2.03%
2003             9.00       0.05 1       (0.55)        (0.07)       (0.00)       8.43      (5.49)        680       2.05
2002 5           9.72       0.11 1       (0.71)        (0.12)       (0.00)       9.00      (6.16)        747       1.96
2001            11.70       0.21         (0.46)        (0.18)       (1.55)       9.72      (2.70)         22       1.98
2000 6          11.88       0.02         (0.20)        (0.00)       (0.00)      11.70      (1.52)          3       1.97




                                                       Ratio of
                                                         Net
                                     Ratio            Investment
                                      of               Income/
                                    Expenses          (Loss) to
                 Ratio of Net      to Average          Average
                 Investment        Net Assets         Net Assets
                Income/(Loss)       (Before            (Before       Portfolio
                to Average           Fee                Fee          Turnover
                 Net Assets         Waivers)           Waivers)         Rate
AGGRESSIVE ALLOCATION FUND
CLASS A
2003*               0.19%             0.94%             (0.06)%         30%
2003               (0.02)             1.38              (0.27)          78
2002                0.90              1.62               0.65           40
2001 2              0.85              1.01               0.47            5
CLASS B
2003*              (0.41)%            1.54%             (0.66)%         30%
2003               (0.63)             1.99              (0.88)          78
2002                0.29              2.23               0.04           40
2001 2              0.25              1.56              (0.08)           5
CLASS C
2003*              (0.41)%            1.54%             (0.66)%         30%
2003               (0.63)             1.99              (0.88)          78
2002 2              0.29              2.23               0.04           40
BALANCED ALLOCATION FUND
CLASS A
2003*               0.70%             1.33%             0.70%          110%
2003                1.38              1.34               1.38          171
2002 5              1.88              1.25               1.88          106
2001                2.06              1.33               2.01          161
2000                1.95              1.32               1.89          182
1999 6              2.50              1.31               2.50          116
CLASS B
2003*              (0.00)%            2.03%             (0.00)%        110%
2003                0.67              2.05               0.67          171
2002 5              1.17              1.96               1.17          106
2001                1.69              1.98               1.69          161
2000                1.24              1.97               1.24          182
1999 6              1.29              2.02               1.29          116
CLASS C
2003*              (0.00)%            2.03%             (0.00)%        110%
2003                0.67              2.05               0.67          171
2002 5              1.17              1.96               1.17          106
2001                1.69              1.98               1.69          161
2000 6              1.24              1.97               1.24          182

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) The Aggressive Allocation Fund Class A, Class B and Class C commenced operations on March 6, 2001, May 8, 2001 and June 28, 2001, respectively. All ratios for the respective periods have been annualized.
(3) Includes a tax return of capital of $(0.06), $(0.05) and $(0.05) for Class A, Class B and Class C respectively, for the Aggressive Allocation Fund.
(4) Includes a tax return of capital of $(0.04), $(0.04) and $(0.04) for Class A, Class B and Class C respectively, for the Aggressive Allocation Fund.
(5) As required, effective June 1, 2001, Balanced Allocation Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. There was no effect on per share data, from these changes, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 1.86%, 1.15% and 1.15% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 1.88%, 1.17% and 1.17% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(6) The Balanced Allocation Fund Class A, Class B and Class C commenced operations on July 31, 1998, November 11, 1998 and April 20, 2000, respectively. All ratios for the respective periods have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
CONSERVATIVE ALLOCATION FUND
CLASS A
2003*          $ 9.57      $0.07 1      $ 0.38        $(0.06)      $(0.00)     $ 9.96       4.68%    $3,328        0.65%
2003             9.66       0.14 1       (0.06)        (0.17) 3     (0.00)       9.57       0.90      3,048        0.95
2002            10.04       0.24 1       (0.36)        (0.26)       (0.00)       9.66      (1.21)     2,689        1.27
2001 2          10.00       0.07          0.02         (0.05)       (0.00)      10.04       0.90      2,522        0.62
CLASS B
2003*          $ 9.55      $0.04 1      $ 0.38        $(0.03)      $(0.00)     $ 9.94       4.40%    $1,047        1.25%
2003             9.65       0.06 1       (0.04)        (0.12) 3     (0.00)       9.55       0.27        613        1.56
2002 2           9.97       0.08 1       (0.22)        (0.18)       (0.00)       9.65      (1.46)       163        1.88
CLASS C
2003*          $ 9.56      $0.04 1      $ 0.38        $(0.03)      $(0.00)     $ 9.95       4.36%    $  669        1.25%
2003             9.65       0.09 1       (0.06)        (0.12) 3     (0.00)       9.56       0.34        753        1.56
2002            10.04       0.10 1       (0.28)        (0.21)       (0.00)       9.65      (1.79)       702        1.88
2001 2          10.14       0.00         (0.10)        (0.00)       (0.00)      10.04      (0.99)        55        1.22



                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)         Rate
CONSERVATIVE ALLOCATION FUND
CLASS A
2003*             1.35%             0.90%             1.10%           20%
2003              1.58              1.20              1.33            38
2002              2.43              1.52              2.18            27
2001 2            2.95              1.00              2.57             5
CLASS B
2003*             0.75%             1.50%             0.50%           20%
2003              0.97              1.81              0.72            38
2002 2            1.82              2.13              1.57            27
CLASS C
2003*             0.75%             1.50%             0.50%           20%
2003              0.97              1.81              0.72            38
2002              1.82              2.13              1.57            27
2001 2            2.35              1.60              1.97             5

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) The Conservative Allocation Fund Class A, Class B and Class C commenced operations on March 6, 2001, July 13, 2001 and May 23, 2001, respectively. All ratios for the respective periods have been annualized.
(3) Includes a tax return of capital of $(0.03), $(0.02) and $(0.02) for Class A, Class B and Class C, respectively, for the Conservative Allocation Fund.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
BOND FUND++
CLASS A
2003*          $10.47      $0.18 1      $(0.28)       $(0.18)      $(0.00)     $10.19      (0.93)%   $12,516       0.99%
2003             9.88       0.46 1        0.56         (0.43)       (0.00)      10.47      10.57      14,985       0.96
2002 2           9.73       0.54 1        0.14         (0.53)       (0.00)       9.88       7.13       9,530       0.96
2001             9.40       0.59          0.34         (0.60)       (0.00)       9.73      10.26       8,944       0.97
2000             9.95       0.57         (0.55)        (0.57)       (0.00)       9.40       0.05      10,237       1.12
1999            10.27       0.53         (0.29)        (0.54)       (0.02)       9.95       2.55      11,916       1.19
CLASS B
2003*          $10.45      $0.15 1      $(0.27)       $(0.15)      $(0.00)     $10.18      (1.18)%   $ 1,864       1.69%
2003             9.87       0.38 1        0.56         (0.36)       (0.00)      10.45       9.70       2,095       1.67
2002 2           9.72       0.47 1        0.14         (0.46)       (0.00)       9.87       6.39       2,133       1.67
2001             9.38       0.54          0.33         (0.53)       (0.00)       9.72       9.46       2,317       1.67
2000             9.93       0.50         (0.56)        (0.49)       (0.00)       9.38      (0.58)      2,373       1.87
1999            10.25       0.47         (0.30)        (0.47)       (0.02)       9.93       1.66       4,548       1.94
CLASS C
2003*          $10.44      $0.15 1      $(0.27)       $(0.15)      $(0.00)     $10.17      (1.18)%   $   283       1.69%
2003             9.86       0.38 1        0.56         (0.36)       (0.00)      10.44       9.70         403       1.67
2002 2           9.71       0.45 1        0.16         (0.46)       (0.00)       9.86       6.39         150       1.67
2001 3           9.48       0.52          0.23         (0.52)       (0.00)       9.71       8.06          62       1.67




                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)       Rate 4
BOND FUND++
CLASS A
2003*             3.58%             0.99%             3.58%           135%
2003              4.48              0.96              4.48            213
2002 2            5.45              0.96              5.45             98
2001              6.14              1.02              6.09             73
2000              5.89              1.14              5.87            155
1999              5.29              1.28              5.20            269
CLASS B
2003*             2.88%             1.69%             2.88%           135%
2003              3.77              1.67              3.77            213
2002 2            4.74              1.67              4.74             98
2001              5.44              1.67              5.44             73
2000              5.14              1.89              5.12            155
1999              4.53              2.03              4.44            269
CLASS C
2003*             2.88%             1.69%             2.88%           135%
2003              3.77              1.67              3.77            213
2002 2            4.74              1.67              4.74             98
2001 3            5.44              1.67              5.44             73

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
++ Effective June 9, 2000, the Parkstone Bond Fund was merged into the Armada Bond Fund. The financial highlights for the periods prior to June 9, 2000 reflect the performance history of the Parkstone Bond Fund. The net asset values at the beginning of each period and the changes in net asset values, including the net asset values at the end of each period listed have been restated to reflect the conversion rate of .9725738 for Class A and .9756871 for Class B on the date of the reorganization.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. This resulted in a $0.01 increase in Net Investment Income Per Share and a $0.01 decrease in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 5.39%, 4.68% and 4.68% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 5.45%, 4.74% and 4.74% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) The Bond Fund Class C commenced operations on June 12, 2000. All ratios for the period have been annualized.
(4) Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
GOVERNMENT MORTGAGE FUND
CLASS A
2003*          $ 9.57      $0.17 1      $(0.18)       $(0.16)      $(0.00)      $9.40      (0.12)%   $19,838       1.08%
2003             9.45       0.37 1        0.18         (0.43)       (0.00)       9.57       5.89      18,067       1.02
2002 2           9.22       0.47 1        0.22         (0.46)       (0.00)       9.45       7.67      13,387       1.01
2001             8.77       0.55          0.45         (0.55)       (0.00)       9.22      11.66      13,863       1.03
2000             9.13       0.54         (0.37)        (0.53)       (0.00)       8.77       1.96      20,790       1.08
1999             9.27       0.55         (0.14)        (0.55)       (0.00)       9.13       4.46      38,190       1.00
CLASS B
2003*          $ 9.55      $0.14 1      $(0.19)       $(0.13)      $(0.00)      $9.37      (0.47)%   $ 8,025       1.78%
2003             9.42       0.30 1        0.19         (0.36)       (0.00)       9.55       5.14       7,330       1.73
2002 2           9.19       0.41 1        0.22         (0.40)       (0.00)       9.42       6.93       6,801       1.72
2001             8.74       0.49          0.44         (0.48)       (0.00)       9.19      10.90       7,160       1.74
2000             9.11       0.48         (0.38)        (0.47)       (0.00)       8.74       1.10       9,192       1.83
1999             9.24       0.47         (0.13)        (0.47)       (0.00)       9.11       3.76      16,373       1.75
CLASS C
2003*          $ 9.56      $0.13 1      $(0.18)       $(0.13)      $(0.00)      $9.38      (0.47)%   $ 2,340       1.78%
2003             9.43       0.30 1        0.19         (0.36)       (0.00)       9.56       5.15       1,246       1.73
2002 2           9.20       0.41 1        0.22         (0.40)       (0.00)       9.43       6.93         752       1.72
2001 3           8.83       0.45          0.37         (0.45)       (0.00)       9.20       9.51         113       1.74



                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)       Rate 4
GOVERNMENT MORTGAGE FUND
CLASS A
2003*             3.64%             1.08%             3.64%           138%
2003              3.84              1.02              3.84            364
2002 2            5.04              1.01              5.04            219
2001              6.03              1.08              5.98             78
2000              6.03              1.19              5.92             74
1999              5.92              1.34              5.58             53
CLASS B
2003*             2.94%             1.78%             2.94%           138%
2003              3.13              1.73              3.13            364
2002 2            4.33              1.72              4.33            219
2001              5.32              1.74              5.32             78
2000              5.28              1.94              5.17             74
1999              5.15              2.09              4.81             53
CLASS C
2003*             2.94%             1.78%             2.94%           138%
2003              3.13              1.73              3.13            364
2002 2            4.33              1.72              4.33            219
2001 3            5.32              1.74              5.32             78

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Government Mortgage Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. This resulted in a $0.02 decrease in Net Investment Income Per Share and an increase of $0.02 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 5.22%, 4.51% and 4.51% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 5.04%, 4.33% and 4.33% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) Government Mortgage Fund Class C commenced operations on June 21, 2000. All ratios for the period have been annualized.
(4) Due to its investment strategy, Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
INTERMEDIATE BOND FUND
CLASS A
2003*          $11.11      $0.18 1     $(0.26)        $(0.18)      $(0.00)     $10.85      (0.75)%   $12,040       0.85%
2003            10.42       0.41 1       0.69          (0.41)       (0.00)      11.11      10.71      11,250       0.83
2002            10.26       0.52 1       0.16          (0.52)       (0.00)      10.42       6.78       8,926       0.82
2001             9.92       0.62         0.34          (0.62)       (0.00)      10.26       9.88       8,172       0.84
2000            10.41       0.61        (0.48)         (0.61)       (0.01)       9.92       1.25       3,874       0.83
1999            10.63       0.54        (0.16)         (0.54)       (0.06)      10.41       3.54       5,129       0.86
CLASS B
2003*          $11.11      $0.14 1     $(0.26)        $(0.14)      $(0.00)     $10.85      (1.09)%   $ 6,384       1.55%
2003            10.42       0.33 1       0.69          (0.33)       (0.00)      11.11       9.94       4,245       1.54
2002            10.26       0.45 1       0.16          (0.45)       (0.00)      10.42       6.03       1,445       1.53
2001             9.93       0.56         0.31          (0.54)       (0.00)      10.26       9.00       1,392       1.54
2000            10.41       0.54        (0.47)         (0.54)       (0.01)       9.93       0.64         733       1.54
1999            10.63       0.45        (0.15)         (0.46)       (0.06)      10.41       2.83         709       1.57
CLASS C
2003*          $11.13      $0.14 1     $(0.26)        $(0.14)      $(0.00)     $10.87      (1.09)%   $   402       1.55%
2003            10.44       0.33 1       0.69          (0.33)       (0.00)      11.13       9.93         654       1.54
2002            10.28       0.44 1       0.17          (0.45)       (0.00)      10.44       6.03         413       1.53
2001             9.93       0.55         0.35          (0.55)       (0.00)      10.28       9.22         180       1.54
2000 2           9.91      (0.00)        0.02           0.00        (0.00)       9.93       0.22         191       1.54



                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)       Rate
INTERMEDIATE BOND FUND
CLASS A
2003*             3.25%             1.00%             3.10%            79%
2003              3.76              0.98              3.61            129
2002              5.02              0.97              4.87            141
2001              6.09              1.04              5.89            133
2000              5.97              1.04              5.76            201
1999              4.96              1.00              4.82            256
CLASS B
2003*             2.55%             1.70%             2.40%            79%
2003              3.05              1.69              2.90            129
2002              4.31              1.68              4.16            141
2001              5.39              1.69              5.24            133
2000              5.26              1.69              5.11            201
1999              4.25              1.71              4.11            256
CLASS C
2003*             2.55%             1.70%             2.40%            79%
2003              3.05              1.69              2.90            129
2002              4.31              1.68              4.16            141
2001              5.39              1.69              5.24            133
2000 2            5.26              1.69              5.11            201

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized, unless otherwise indicated. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) Intermediate Bond Fund Class C commenced operations on May 30, 2000. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/          on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
LIMITED MATURITY BOND FUND
CLASS A
2003*          $10.20     $0.13 1       $(0.14)       $(0.13)      $(0.00)     $10.06     (0.10)%    $ 7,897       0.81%
2003            10.00      0.30 1         0.21         (0.31)       (0.00)      10.20      5.21       11,369       0.79
2002 2           9.90      0.47 1         0.10         (0.47)       (0.00)      10.00      5.87        7,039       0.73
2001             9.74      0.60           0.16         (0.60)       (0.00)       9.90      7.99        5,022       0.65
2000             9.99      0.56          (0.24)        (0.57)       (0.00)       9.74      3.47          873       0.64
1999            10.08      0.56          (0.05)        (0.55)       (0.05)       9.99      4.94          550       0.53
CLASS B
2003*          $10.20     $0.09 1       $(0.14)       $(0.09)      $(0.00)     $10.06     (0.44)%    $ 1,668       1.51%
2003            10.00      0.23 1         0.21         (0.24)       (0.00)      10.20      4.47        1,721       1.50
2002 2           9.90      0.39 1         0.11         (0.40)       (0.00)      10.00      5.07        1,329       1.49
2001             9.73      0.51           0.17         (0.51)       (0.00)       9.90      7.16          742       1.53
2000 2           9.90      0.39          (0.17)        (0.39)       (0.00)       9.73      2.22          180       1.54
CLASS C
2003*          $10.20     $0.09 1       $(0.14)       $(0.09)      $(0.00)     $10.06     (0.45)%    $ 1,138       1.51%
2003            10.00      0.23 1         0.21         (0.24)       (0.00)      10.20      4.47        1,572       1.50
2002 2           9.89      0.36 1         0.15         (0.40)       (0.00)      10.00      5.19          888       1.49
2001             9.73      0.51           0.16         (0.51)       (0.00)       9.89      7.06           64       1.53
2000 3           9.85      0.18          (0.12)        (0.18)       (0.00)       9.73      0.56           18       1.54




                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)         Rate
LIMITED MATURITY BOND FUND
CLASS A
2003*             2.56%             0.91%             2.46%            84%
2003              2.92              0.89              2.82            117
2002 2            4.69              0.83              4.59            110
2001              5.88              0.83              5.70             87
2000              5.74              0.84              5.54             90
1999              5.39              0.75              5.17            190
CLASS B
2003*             1.86%             1.61%             1.76%            84%
2003              2.21              1.60              2.11            117
2002 2            3.93              1.59              3.83            110
2001              5.00              1.63              4.90             87
2000 2            4.84              1.64              4.74             90
CLASS C
2003*             1.86%             1.61%             1.76%            84%
2003              2.21              1.60              2.11            117
2002 2            3.93              1.59              3.83            110
2001              5.00              1.63              4.90             87
2000 3            4.84              1.64              4.74             90

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Limited Maturity Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. There was no effect on per share data, from these changes, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 4.70%, 3.94% and 3.94% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 4.69%, 3.93% and 3.93% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) Limited Maturity Bond Fund Class B and Class C commenced operations on August 11, 1999 and January 27, 2000, respectively. All ratios for the respective periods have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
TOTAL RETURN ADVANTAGE FUND
CLASS A
2003*          $11.01      $0.21 1      $(0.37)       $(0.21)      $(0.00)     $10.64     (1.48)%    $4,597        0.85%
2003            10.24       0.45 1        0.92         (0.50)       (0.10)      11.01     13.79       4,122        0.83
2002 2          10.02       0.53 1        0.22         (0.53)       (0.00)      10.24      7.60       1,350        0.80
2001             9.47       0.55          0.56         (0.56)       (0.00)      10.02     12.00       1,183        0.76
2000             9.98       0.57         (0.44)        (0.58) 3     (0.06)       9.47      1.41       5,035        0.73
1999            10.25       0.56         (0.23)        (0.56)       (0.04)       9.98      3.18       4,686        0.69
CLASS B
2003*          $11.04      $0.17 1      $(0.36)       $(0.17)      $(0.00)     $10.68     (1.73)%    $1,217        1.55%
2003            10.27       0.39 1        0.91         (0.43)       (0.10)      11.04     12.97         902        1.54
2002 2          10.05       0.46 1        0.21         (0.45)       (0.00)      10.27      6.83         301        1.51
2001             9.50       0.48          0.56         (0.49)       (0.00)      10.05     11.18         147        1.49
2000 4           9.73       0.39         (0.19)        (0.37)       (0.06)       9.50      2.17           1        1.47
CLASS C
2003*          $11.03      $0.17 1      $(0.37)       $(0.17)      $(0.00)     $10.66     (1.82)%    $  297        1.55%
2003            10.25       0.38 1        0.93         (0.43)       (0.10)      11.03     13.09         340        1.54
2002 2          10.04       0.46 1        0.20         (0.45)       (0.00)      10.25      6.73          38        1.51
2001 4           9.73       0.32          0.31         (0.32)       (0.00)      10.04      6.54          20        1.49
ULTRA SHORT BOND FUND
CLASS A
2003*          $10.08      $0.14 1      $(0.06)       $(0.14)      $(0.00)     $10.02      0.13%     $1,628        0.63%
2003 5          10.02       0.06 1        0.06         (0.06)       (0.00)      10.08      1.23         109        0.52



                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)         Rate
TOTAL RETURN ADVANTAGE FUND
CLASS A
2003*             3.85%             1.00%             3.70%            48%
2003              4.35              0.98              4.20            108
2002 2            5.17              0.97              5.00             88
2001              5.70              1.04              5.42            182
2000              5.92              1.02              5.63            121
1999              5.48              0.89              5.28            142
CLASS B
2003*             3.15%             1.70%             3.00%            48%
2003              3.64              1.69              3.49            108
2002 2            4.46              1.68              4.29             88
2001              4.97              1.69              4.77            182
2000 4            5.18              1.67              4.98            121
CLASS C
2003*             3.15%             1.70%             3.00%            48%
2003              3.64              1.69              3.49            108
2002 2            4.46              1.68              4.29             88
2001 4            4.97              1.69              4.77            182
ULTRA SHORT BOND FUND
CLASS A
2003*             1.44%             0.83%             1.24%            33%
2003 5            1.55              0.84              1.17            239

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Total Return Advantage Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. There was no effect on per share data or on the Ratio of Net Investment Income to Average Net Assets, from these changes, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) Includes distribution in excess of net investment income of $(0.01) for Class A of the Total Return Advantage Fund.
(4) Total Return Advantage Fund Class B and Class C commenced operations on September 29, 1999 and October 3, 2000, respectively. All ratios for the respective periods have been annualized.
(5) Ultra Short Bond Fund Class A commenced operations on January 6, 2003. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated


                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital    Value, End   Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
INTERMEDIATE TAX EXEMPT BOND FUND
CLASS A
2003*          $10.64      $0.19 1      $(0.20)       $(0.18)      $(0.00)     $10.45     (0.04)%    $4,353        0.88%
2003            10.21       0.38 1        0.43         (0.38)       (0.00)      10.64      8.07       4,443        0.85
2002 2          10.05       0.41 1        0.15         (0.40)       (0.00)      10.21      5.65       7,385        0.80
2001             9.54       0.42          0.51         (0.42)       (0.00)      10.05      9.94       6,644        0.70
2000             9.97       0.41         (0.42)        (0.41)       (0.01)       9.54     (0.02)      4,009        0.64
1999 3          10.04       0.41         (0.04)        (0.41)       (0.03)       9.97      3.67       4,205        0.46
CLASS B
2003*          $10.60      $0.16 1      $(0.20)       $(0.15)      $(0.00)     $10.41     (0.39)%    $  838        1.58%
2003            10.16       0.30 1        0.44         (0.30)       (0.00)      10.60      7.43         828        1.56
2002 2          10.00       0.33 1        0.16         (0.33)       (0.00)      10.16      4.92         749        1.51
2001             9.50       0.35          0.50         (0.35)       (0.00)      10.00      9.09         500        1.40
2000             9.96       0.34         (0.45)        (0.34)       (0.01)       9.50     (1.05)        224        1.35
1999 3          10.23       0.13         (0.26)        (0.14)       (0.00)       9.96     (1.22)        275        1.17
CLASS C
2003*          $10.60      $0.16 1      $(0.20)       $(0.15)      $(0.00)     $10.41     (0.40)%    $   93        1.58%
2003            10.17       0.30 1        0.43         (0.30)       (0.00)      10.60      7.33          91        1.56
2002 2          10.01       0.33 1        0.15         (0.32)       (0.00)      10.17      4.86          19        1.56
2001 4           9.50       0.27          0.51         (0.27)       (0.00)      10.01      8.30          82        1.55
2000 3           9.52       0.03         (0.02)        (0.03)       (0.00)       9.50      0.09          --        1.50



                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)         Rate
INTERMEDIATE TAX EXEMPT BOND FUND
CLASS A
2003*             3.74%             1.03%             3.59%             3%
2003              3.67              1.00              3.52             11
2002 2            3.99              0.95              3.84             19
2001              4.29              0.90              4.09             27
2000              4.27              0.91              4.00             65
1999 3            4.29              0.97              3.78             23
CLASS B
2003*             3.04%             1.73%             2.89%             3%
2003              2.96              1.71              2.81             11
2002 2            3.28              1.66              3.13             19
2001              3.59              1.55              3.44             27
2000              3.56              1.56              3.35             65
1999 3            3.58              1.68              3.07             23
CLASS C
2003*             3.04%             1.73%             2.89%             3%
2003              2.96              1.71              2.81             11
2002 2            3.23              1.71              3.08             19
2001 4            3.44              1.70              3.29             27
2000 3            3.41              1.65              3.26             65

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized, unless otherwise indicated. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. This resulted in a $0.01 increase in Net Investment Income Per Share and a decrease of $0.01 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 3.92%, 3.21% and 3.16% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 3.99%, 3.28% and 3.23% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) Intermediate Tax Exempt Bond Fund Class A, Class B and Class C commenced operations on June 22, 1998, January 28, 1999, and February 24, 2000, respectively. All ratios for the respective periods have been annualized.
(4) Information presented for the Intermediate Tax Exempt Bond Fund Class C reflects the impact of the low level of assets at the beginning of the period and throughout the year ended May 31, 2001. Because of the low asset levels, the information presented is not considered meaningful relative to the other share classes of the Fund.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
CLASS A
2003*          $11.44      $0.22 1      $(0.23)       $(0.21)      $(0.00)     $11.22     (0.05)%    $13,478       0.86%
2003            11.02       0.45 1        0.44         (0.45)       (0.02)      11.44      8.23       14,112       0.85
2002 2          10.93       0.47 1        0.10         (0.47)       (0.01)      11.02      5.33       15,638       0.79
2001            10.38       0.49          0.55         (0.49)       (0.00)      10.93     10.13       13,816       0.70
2000            10.91       0.45         (0.53)        (0.44)       (0.01)      10.38     (0.68)      14,799       1.06
1999            11.06       0.44         (0.08)        (0.44)       (0.07)      10.91      3.38       28,305       1.01
CLASS B
2003*          $11.46      $0.18 1      $(0.24)       $(0.17)      $(0.00)     $11.23     (0.49)%    $ 1,642       1.56%
2003            11.03       0.37 1        0.45         (0.37)       (0.02)      11.46      7.57        1,985       1.56
2002 2          10.95       0.39 1        0.09         (0.39)       (0.01)      11.03      4.44        1,960       1.50
2001            10.39       0.40          0.56         (0.40)       (0.00)      10.95      9.31        1,937       1.55
2000            10.92       0.37         (0.53)        (0.36)       (0.01)      10.39     (1.41)       1,881       1.81
1999            11.07       0.36         (0.08)        (0.36)       (0.07)      10.92      2.52        3,217       1.76
CLASS C
2003*          $11.46      $0.18 1      $(0.23)       $(0.17)      $(0.00)     $11.24     (0.41)%    $   105       1.56%
2003            11.03       0.37 1        0.45         (0.37)       (0.02)      11.46      7.57          320       1.56
2002 2,3        11.05       0.32 1       (0.02)        (0.31)       (0.01)      11.03      2.81          283       1.55




                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)         Rate
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
CLASS A
2003*             3.93%             1.01%             3.78%            3%
2003              3.99              1.00              3.84             7
2002 2            4.27              0.94              4.12             6
2001              4.52              0.90              4.32            16
2000              4.21              1.16              4.11            10
1999              3.96              1.29              3.68             7
CLASS B
2003*             3.23%             1.71%             3.08%            3%
2003              3.28              1.71              3.13             7
2002 2            3.56              1.65              3.41             6
2001              3.67              1.70              3.52            16
2000              3.46              1.91              3.36            10
1999              3.21              2.05              2.92             7
CLASS C
2003*             3.23%             1.71%             3.08%            3%
2003              3.28              1.71              3.13             7
2002 2,3          3.51              1.70              3.36             6

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Michigan Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. There was no effect on per share data, from these changes, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 4.24%, 3.53% and 3.48% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 4.27%, 3.56% and 3.51% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) Michigan Intermediate Municipal Bond fund Class C commenced operations on August 6, 2001. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
CLASS A
2003*          $11.66      $0.19 1      $(0.22)       $(0.19)      $(0.00)     $11.44     (0.23)%    $12,184       0.89%
2003            11.17       0.41 1        0.49         (0.41)       (0.00)      11.66      8.21       14,859       0.85
2002 2          11.00       0.44 1        0.18         (0.45)       (0.00)      11.17      5.70       11,639       0.80
2001            10.46       0.47          0.54         (0.47)       (0.00)      11.00      9.81        8,460       0.66
2000            11.00       0.47         (0.53)        (0.47)       (0.01)      10.46     (0.51)       5,173       0.62
1999            11.09       0.52         (0.08)        (0.52)       (0.01)      11.00      3.93        4,808       0.38
CLASS B
2003*          $11.63      $0.15 1      $(0.21)       $(0.15)      $(0.00)     $11.42     (0.50)%    $   787       1.59%
2003            11.14       0.33 1        0.49         (0.33)       (0.00)      11.63      7.47          706       1.56
2002 2,3        11.10       0.18 1        0.04         (0.18)       (0.00)      11.14      1.99          161       1.51
CLASS C
2003*          $11.64      $0.15 1      $(0.21)       $(0.15)      $(0.00)     $11.43     (0.50)%    $ 1,025       1.59%
2003            11.15       0.33 1        0.49         (0.33)       (0.00)      11.64      7.46        1,091       1.56
2002 2          11.00       0.36 1        0.15         (0.36)       (0.00)      11.15      4.72        1,025       1.56
2001 3          10.61       0.36          0.38         (0.35)       (0.00)      11.00      7.08          281       1.51



                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)         Rate
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
CLASS A
2003*             3.34%             1.04%             3.19%             5%
2003              3.60              1.00              3.45              6
2002 2            4.00              0.95              3.85             19
2001              4.34              0.86              4.14             20
2000              4.42              0.90              4.14             31
1999              4.67              0.88              4.17             19
CLASS B
2003*             2.64%             1.74%             2.49%             5%
2003              2.89              1.71              2.74              6
2002 2,3          3.29              1.66              3.14             19
CLASS C
2003*             2.64%             1.74%             2.49%             5%
2003              2.89              1.71              2.74              6
2002 2            3.24              1.71              3.09             19
2001 3            3.49              1.66              3.34             20

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized, unless otherwise indicated. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Ohio Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. There was no effect on per share data, from these changes, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before adoption was 4.02%, 3.31% and 3.26% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 4.00%, 3.29% and 3.24% for Class A, Class B and Class C, respectively, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) Ohio Intermediate Tax Exempt Bond Fund Class B and Class C commenced operations on December 4, 2001 and June 23, 2000, respectively. All ratios for the respective periods have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated





                                      Realized
                Net                       and                                                                     Ratio of
               Asset                  Unrealized                 Distribution                                     Expenses
               Value,       Net          Gain        Dividends     from Net                        Net Assets        to
             Beginning  Investment      (Loss)        from Net    Realized    Net Asset              End of       Average
               of        Income/         on         Investment    Capital   Value, End    Total     Period         Net
              Period      (Loss)     Investments       Income       Gains    of Period    Return+     (000)       Assets
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
CLASS A
2003*          $10.98      $0.18 1      $(0.25)       $(0.17)      $(0.00)     $10.74     (0.64)%    $1,391        0.94%
2003            10.49       0.38 1        0.49         (0.38)       (0.00)      10.98      8.48       1,118        0.90
2002 2          10.38       0.44 1        0.11         (0.44)       (0.00)      10.49      5.36       1,015        0.84
2001             9.91       0.46 1        0.47         (0.46)       (0.00)      10.38      9.52         399        0.73
2000            10.40       0.44         (0.45)        (0.46)       (0.02)       9.91     (0.05)        216        0.63
1999            10.45       0.48         (0.04)        (0.48)       (0.01)      10.40      4.21         218        0.58
CLASS C
2003*          $10.97      $0.13        $(0.23)       $(0.13)      $(0.00)     $10.74     (0.90)%    $  910        1.64%
2003            10.48       0.31 1        0.49         (0.31)       (0.00)      10.97      7.73         907        1.61
2002 2          10.38       0.35 1        0.11         (0.36)       (0.00)      10.48      4.46         463        1.60
2001 3           9.91       0.04 1        0.47         (0.04)       (0.00)      10.38      5.18           4        1.24
2000 4           9.95       0.13         (0.14)        (0.03)       (0.00)       9.91     (0.06)         --        1.53



                                                     Ratio of
                                                       Net
                                   Ratio            Investment
                                    of               Income/
                                  Expenses          (Loss) to
               Ratio of Net      to Average          Average
               Investment        Net Assets         Net Assets
              Income/(Loss)       (Before            (Before       Portfolio
              to Average           Fee                Fee          Turnover
               Net Assets         Waivers)           Waivers)         Rate
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
CLASS A
2003*             3.27%             1.09%             3.12%            5%
2003              3.59              1.05              3.44            12
2002 2            4.20              0.99              4.05            13
2001              4.47              0.96              4.24            25
2000              4.45              0.94              4.14            38
1999              4.70              0.93              4.35            15
CLASS C
2003*             2.57%             1.79%             2.42%            5%
2003              2.88              1.76              2.73            12
2002 2            3.44              1.75              3.29            13
2001 3            3.72              1.42              3.54            25
2000 4            3.55              1.68              3.40            38

* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized, unless otherwise indicated. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Pennsylvania Intermediate Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. There was no effect on per share data or The Ratio of Net Investment Income to Average Net Assets, from these changes, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) Information presented for the Pennsylvania Intermediate Municipal Bond Fund Class C reflects the impact of the low level of assets at the beginning of the period and throughout the year ended May 31, 2001. Because of the low asset levels, the information presented is not considered meaningful relative to the other share classes of the Fund.
(4) Pennsylvania Intermediate Municipal Bond Fund Class C commenced operations on February 24, 2000. All ratios for the period have been annualized.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                        RICHARD W. FURST
CHAIRMAN                               Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young         and Dean Emeritus, Gatton College of
Director:                                  Business and Economics, University of
Commercial Metals Company                   Kentucky
Strategic Distribution, Inc.
                                       GERALD L. GHERLEIN
HERBERT R. MARTENS, JR.                Retired Executive Vice President and
PRESIDENT                                 General Counsel, Eaton Corporation
Executive Vice President,
   National City Corporation           KATHLEEN A. OBERT
Chairman and Chief Executive           Chairman and Chief Executive Officer,
   Officer, NatCity Investments, Inc.     Edward Howard & Co.

JOHN G. BREEN                          J. WILLIAM PULLEN
Retired Chairman and CEO,              President and Chief Executive Officer,
   The Sherwin Williams Co.               Whayne Supply Company
Director:
The Sherwin Williams Co.
Parker Hannifin Corp.
Mead Westvaco Corp.
Goodyear Tire & Rubber Co.
The Stanley Works

JOHN F. DURKOTT
President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy


                                                                 [Sailboat Logo]
                                                                 Armada(R) Funds
                                                             www.armadafunds.com

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at PUBLICINFO@SEC.GOV or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

[Sailboat Logo]
Armada(R)
       Funds

www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                             ARMADA FUNDS PROSPECTUS
                            I SHARES (INSTITUTIONAL)

                                 OCTOBER 1, 2003
                             AS AMENDED JUNE 8, 2004

                                  EQUITY FUNDS
                            INTERNATIONAL EQUITY FUND
                           LARGE CAP CORE EQUITY FUND
                              LARGE CAP GROWTH FUND
                              LARGE CAP VALUE FUND
                               MID CAP GROWTH FUND
                               MID CAP VALUE FUND
                               S&P 500 INDEX FUND
                               SMALL CAP CORE FUND
                              SMALL CAP GROWTH FUND
                              SMALL CAP VALUE FUND
                             TAX MANAGED EQUITY FUND

                             ASSET ALLOCATION FUNDS
                           AGGRESSIVE ALLOCATION FUND
                            BALANCED ALLOCATION FUND
                          CONSERVATIVE ALLOCATION FUND

                               FIXED INCOME FUNDS
                                    BOND FUND
                            GOVERNMENT MORTGAGE FUND
                             INTERMEDIATE BOND FUND
                           LIMITED MATURITY BOND FUND
                           TOTAL RETURN ADVANTAGE FUND
                              ULTRA SHORT BOND FUND

                               TAX FREE BOND FUNDS
                        INTERMEDIATE TAX EXEMPT BOND FUND
                    MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
                     OHIO INTERMEDIATE TAX EXEMPT BOND FUND
                  PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[SAILBOAT LOGO]
ARMADA(R) FUNDS

WWW.ARMADAFUNDS.COM

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (Armada) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about Class I Shares of the Funds before investing. Armada also offers Class I Shares of Armada money market funds in a separate prospectus. To obtain more information on Armada Funds, visit us on-line at WWW.ARMADAFUNDS.COM or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                      PAGE

ARMADA INTERNATIONAL EQUITY FUND........................................ 4
ARMADA LARGE CAP CORE EQUITY FUND........................................8
ARMADA LARGE CAP GROWTH FUND............................................11
ARMADA LARGE CAP VALUE FUND.............................................14
ARMADA MID CAP GROWTH FUND..............................................17
ARMADA MID CAP VALUE FUND...............................................20
ARMADA S&P 500 INDEX FUND...............................................23
ARMADA SMALL CAP CORE FUND..............................................26
ARMADA SMALL CAP GROWTH FUND............................................28
ARMADA SMALL CAP VALUE FUND.............................................31
ARMADA TAX MANAGED EQUITY FUND..........................................34
ARMADA AGGRESSIVE ALLOCATION FUND.......................................44
ARMADA BALANCED ALLOCATION FUND.........................................48
ARMADA CONSERVATIVE ALLOCATION FUND.....................................52
ARMADA BOND FUND........................................................60
ARMADA GOVERNMENT MORTGAGE FUND.........................................63
ARMADA INTERMEDIATE BOND FUND...........................................66
ARMADA LIMITED MATURITY BOND FUND.......................................70
ARMADA TOTAL RETURN ADVANTAGE FUND......................................74
ARMADA ULTRA SHORT BOND FUND............................................78
ARMADA INTERMEDIATE TAX EXEMPT BOND FUND................................86
ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND........................90
ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND...........................93
ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND....................96
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.................102

MORE INFORMATION ABOUT FUND INVESTMENTS................................110
INVESTOR PROFILES......................................................111
INVESTMENT ADVISER AND INVESTMENT TEAMS................................113
PURCHASING, SELLING AND EXCHANGING FUND SHARES.........................118
DIVIDENDS AND TAXES....................................................126
FINANCIAL HIGHLIGHTS...................................................130

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. National City Investment Management Company ("Adviser") manages the investments of each Fund. Allegiant Investment Counselors, Inc. ("Investment Counselors" or "Sub-Adviser") serves as sub-adviser to the Armada Small Cap Core Fund. The Adviser, with the assistance of the Sub-Adviser in the case of the Small Cap Core Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices. Except for the S&P 500 Index Fund, a Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY FUNDS

ARMADA INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation

PRINCIPAL INVESTMENT STRATEGY            Investing in common stocks of
                                         issuers located in at least
                                         three foreign countries

PRINCIPAL RISKS                          Market risk, foreign risk,
                                         multi-national companies risk,
                                         country risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada International Equity Fund's investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of foreign issuers. The Fund invests in securities that are tied economically to a number of countries throughout the world. The Fund focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI
EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 10% of the Fund's total assets.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser makes judgments about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The percentage of the Fund in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

Within foreign markets, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The Adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuation are considered for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity markets or the equity markets as a whole.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the Morgan Stanley Capital International Emerging Markets Index or the United Nations classifies as emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

MULTI-NATIONAL COMPANIES RISK. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


CALENDAR YEAR TOTAL RETURNS

1998            1999          2000          2001           2002          2003
19.98%          50.13%        -16.89%       -25.42%        -18.86 %      33.21%

Best Quarter                36.24%           (12/31/99)
Worst Quarter              -19.83%            (9/30/02)


The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 2.67%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE MSCI EAFE INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------------------------------
CLASS I SHARES                              1 YEAR      5 YEARS   SINCE INCEPTION   DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
Armada International Equity Fund                                                          8/1/97

        Returns Before Taxes                33.21%       0.11%         1.80%

        Returns After Taxes on
        Distributions                       32.46%      -0.42%         1.36%

        Returns After Taxes on
        Distributions and Sale of Fund
        Shares                              21.57%      -0.09%         1.39%
--------------------------------------------------------------------------------------------------------
MSCI EAFE Index 1
(reflects no deduction for fees,
expenses or taxes)                          38.59%      -0.09%         1.17%          Since 7/31/97
--------------------------------------------------------------------------------------------------------

1 The Morgan Stanley Capital International Europe, Australasia and Far East
  (MSCI EAFE) Index is an unmanaged index comprising 21 MSCI country indices, representing developed markets outside of North America.

FUND FEES AND EXPENSES

See page 38 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA LARGE CAP CORE EQUITY FUND
         (FORMERLY KNOWN AS THE "ARMADA CORE EQUITY FUND")

FUND SUMMARY

INVESTMENT GOAL                   Capital appreciation

PRINCIPAL INVESTMENT STRATEGY     Investing in common stocks of large
                                  cap companies

PRINCIPAL RISK                    Market risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Large Cap Core Equity Fund's investment objective is to provide capital appreciation by blending value and growth investment styles. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with large stock market capitalizations. The Adviser will normally invest between 20% and 50% of its assets in the following three types of equity securities: (1) common stocks that have a forecasted annual earnings-per-share growth of 10% or more, with no losses during the last five years; (2) common stocks with price-to-earnings ratios at least 20% below the average of the companies included in the S&P 500 Composite Stock Price Index; and (3) common stocks that pay dividends at a rate at least 20% above the average of the companies included in the S&P 500 Composite Stock Price Index.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. This includes: (1) screening a database for liquidity and the criteria listed above; (2) scoring each issue emphasizing fundamental, valuation and technical indicators; and (3) security analysis that further evaluates the company and the stock, which includes an analysis of company fundamentals such as earnings, profitability and management, valuation such as price/earnings, price/book and yield, and technical analysis emphasizing individual stock price trends.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1998           1999        2000        2001          2002          2003
32.37%         19.94%      1.76%       -14.25%       -20.23%       27.06%

Best Quarter                25.10%      (12/31/98)
Worst Quarter              -17.59%       (9/30/02)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was -0.63%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE S&P 500 COMPOSITE STOCK PRICE INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

---------------------------------------------------------------------------------------------
CLASS I SHARES                                  1 YEAR    5 YEARS    SINCE      DATE OF
                                                                   INCEPTION   INCEPTION
---------------------------------------------------------------------------------------------
Armada Large Cap Core Equity Fund                                                8/1/97

      Returns Before Taxes                      27.06%     1.19%     5.88%

      Returns After Taxes on Distributions      26.65%     0.28%     4.86%

      Returns After Taxes on Distributions and
      Sale of Fund Shares                       17.56%     0.78%     4.72%
---------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
(reflects no deduction for fees, expenses or
taxes)                                          28.68%    -0.57%     3.92%   Since 7/31/97
---------------------------------------------------------------------------------------------

1 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

See page 38 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA LARGE CAP GROWTH FUND
         (FORMERLY KNOWN AS THE "ARMADA EQUITY GROWTH FUND")

FUND SUMMARY

INVESTMENT GOAL                  Capital appreciation

PRINCIPAL INVESTMENT STRATEGY    Investing in growth-oriented common stocks of
                                 large cap companies

PRINCIPAL RISKS                  Market risk, active trading risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Large Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with large stock market capitalizations. In buying and selling securities for the Fund, the Adviser considers factors such as historical and projected earnings growth, earnings quality and liquidity. The Fund generally purchases common stocks that are listed on a national securities exchange or unlisted securities with an established over-the-counter market. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

ACTIVE TRADING RISK. The Fund's Adviser frequently buys and sells securities, which results in correspondingly higher expenses and other transaction costs, and which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1994    1995    1996   1997   1998    1999    2000    2001     2002     2003
-0.79%  28.93%  20.33% 36.61% 29.09%  22.98%  -5.21%  -16.31%  -28.17%  20.10%

Best Quarter                22.87%      (12/31/98)
Worst Quarter              -16.11%       (3/31/01)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was -1.52%

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE S&P 500 COMPOSITE STOCK PRICE INDEX AND THE RUSSELL 1000 GROWTH INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

------------------------------------------------------------------------------
CLASS I SHARES                                1 YEAR    5 YEARS    10 YEARS
------------------------------------------------------------------------------
Armada Large Cap Growth Fund

        Returns Before Taxes                  20.10%     -3.39%     8.61%

        Returns After Taxes on Distributions  19.90%     -3.70%     7.01%

        Returns After Taxes on
        Distributions and Sale of Fund
        Shares                                13.06%     -2.93%     6.69%
------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
(reflects no deduction for fees, expenses
or taxes)                                     28.68%     -0.57%     11.07%
------------------------------------------------------------------------------
Russell 1000 Growth Index 2,3
(reflects no deduction for fees,
expenses or taxes)                            29.75%     -5.11%      9.21%
------------------------------------------------------------------------------
1 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
2 The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.
3 On May 11, 2004 the Fund's benchmark was changed to the Russell 1000 Growth
  Index. The Adviser feels that this index serves as a better comparison for the Fund.

FUND FEES AND EXPENSES

See page 39 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                     Capital appreciation

PRINCIPAL INVESTMENT STRATEGY       Investing in value-oriented common stocks of
                                    large cap companies

PRINCIPAL RISK                      Market risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Large Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded large capitalization equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with large stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by large cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages.

The Fund considers a large capitalization or "large cap" company to be one that has a market capitalization at the time of purchase of $3 billion or more.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented large cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1995     1996    1997     1998    1999     2000    2001    2002     2003
27.71%   18.08%  29.21%   10.23%  -0.13%   11.62%  -3.79%  -15.04%  27.18%

Best Quarter                15.45%      (6/30/03)
Worst Quarter              -17.83%      (9/30/02)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 1.39%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE RUSSELL 1000 VALUE INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

---------------------------------------------------------------------------------------------
CLASS I SHARES                      1 YEAR   5 YEARS   SINCE INCEPTION  DATE OF INCEPTION
---------------------------------------------------------------------------------------------
Armada Large Cap Value Fund                                                   7/1/94

        Returns Before Taxes        27.18%    2.99%        10.16%

        Returns After Taxes on
        Distributions               26.61%    1.83%         8.63%

        Returns After Taxes on
        Distributions and Sale of
        Fund Shares                 17.61%    1.95%         8.07%
---------------------------------------------------------------------------------------------
Russell 1000 Value Index 1
(reflects no deduction for fees,
expenses or taxes)                  30.03%    3.56%        12.89%         Since 6/30/94
---------------------------------------------------------------------------------------------

1 The Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page 39 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA MID CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                    Capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in growth-oriented common stocks of
                                   medium-sized companies

PRINCIPAL RISK                     Market risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Mid Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded mid cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with medium stock market capitalizations. In selecting investments for the Fund to buy and sell, the Adviser invests in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, sound and improving financial fundamentals and presently exhibit the potential for growth.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase between $1 billion and $15 billion.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that growth-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Mid Capitalization Fund which was reorganized into the Armada Mid Cap Growth Fund on that date.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1994    1995    1996    1997    1998    1999    2000    2001     2002     2003
-5.30%  29.86%  18.32%  11.70%  11.31%  45.85%  -7.90%  -18.89%  -31.10%  34.01%

Best Quarter                35.09%           (12/31/99)
Worst Quarter              -27.08%            (9/30/01)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 2.08%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE RUSSELL MIDCAP GROWTH INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------
CLASS I SHARES                          1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------
Armada Mid Cap Growth Fund

         Returns Before Taxes            34.01%       0.12%     6.17%

         Returns After Taxes on
         Distributions                   34.01%      -2.94%     2.24%

         Returns After Taxes on
         Distributions and Sale of Fund
         Shares                          22.11%      -0.64%     3.68%
--------------------------------------------------------------------------
Russell Midcap Growth Index 1
(reflects no deduction for fees,
expenses or taxes)                       42.71%       2.01%     9.40%
--------------------------------------------------------------------------
1 The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest U.S. companies among the largest 1000 U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page 40 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA MID CAP VALUE FUND
         (FORMERLY KNOWN AS THE "ARMADA SMALL/MID CAP VALUE FUND")

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY      Investing in value-oriented common stocks of
                                   mid cap companies

PRINCIPAL RISK                     Market risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization between $1 billion and $15 billion at the time the Fund purchases the company's securities.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-sales, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small cap and mid cap companies. Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy.

CALENDAR YEAR TOTAL RETURNS

2003
34.79%

Best Quarter               17.08%           (6/30/03)
Worst Quarter              -3.94%           (3/31/03)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 5.83%.

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Russell Midcap Value Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

---------------------------------------------------------------------------------------
CLASS I SHARES                            1 YEAR   SINCE INCEPTION  DATE OF INCEPTION
---------------------------------------------------------------------------------------
Armada Mid Cap Value Fund                                                7/1/02

   Returns Before Taxes                    34.79%       15.12%

   Returns After Taxes on Distributions    33.72%       14.42%

   Returns After Taxes on Distributions
   and Sale of Fund Shares                 22.72%       12.53%
---------------------------------------------------------------------------------------
Russell Midcap Value Index 1
(reflects no deduction for fees,
expenses or taxes)                         38.07%       13.73%         Since 6/30/02
---------------------------------------------------------------------------------------

1 The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

FUND FEES AND EXPENSES

See page 40 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA S&P 500 INDEX FUND
         (FORMERLY KNOWN AS THE "ARMADA EQUITY INDEX FUND")

FUND SUMMARY

INVESTMENT GOAL                         To approximate, before
                                        Fund expenses, the investment
                                        results of the S&P 500
                                        Composite Stock Price Index

PRINCIPAL INVESTMENT STRATEGY           Investing in stocks that comprise
                                        the S&P 500 Composite
                                        Stock Price Index

PRINCIPAL RISKS                         Market risk, tracking error risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada S&P 500 Index Fund's investment objective is to provide investment results that, before Fund expenses, approximate the aggregate price and dividend performance of the securities included in the S&P 500 Composite Stock Price Index by investing in securities comprising the S&P 500 Composite Stock Price Index. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in stocks of companies included in the S&P 500 Composite Stock Price Index. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The S&P 500 Composite Stock Price Index is made up of common stocks of 500 large, publicly traded companies. The Fund buys and holds all stocks included in the S&P 500 Composite Stock Price Index in the same relative proportion as those stocks are held in the Index. Stocks are eliminated from the Fund when removed from the S&P 500 Composite Stock Price Index. The Adviser does not generally "manage" the Fund in the traditional sense (i.e. by using economic, financial or market analysis). However, the Adviser believes that by employing certain active management strategies for a small percentage of the Fund's assets, the Fund's net returns after expenses may more closely approximate returns of the S&P 500 Composite Stock Price Index.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks comprising the S&P 500 Composite Stock Price Index may underperform other segments of the equity markets or the equity markets as a whole.

TRACKING ERROR RISK. The Fund's ability to replicate the performance of the S&P 500 Composite Stock Price Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

   1999          2000        2001          2002          2003
   20.61%        -9.20%      -12.22%       -22.33 %      28.05%

Best Quarter                15.30%     (6/30/03)
Worst Quarter              -17.37%     (9/30/02)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 1.67%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE S&P 500 COMPOSITE STOCK PRICE INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

-------------------------------------------------------------------------------------------------------
CLASS I SHARES                                  1 YEAR   5 YEARS   SINCE INCEPTION  DATE OF INCEPTION
-------------------------------------------------------------------------------------------------------
Armada S&P 500 Index Fund                                                                7/10/98

        Returns Before Taxes                    28.05%    -0.90%        0.45%

        Returns After Taxes on Distributions    27.47%    -1.37%        -0.02%

        Returns After Taxes on Distributions
        and Sale of Fund Shares                 18.19%    -1.04%        0.10%
-------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
(reflects no deduction for fees, expenses or
taxes)                                          28.68%    -0.57%        1.09%         Since 6/30/98
-------------------------------------------------------------------------------------------------------

1 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by National City Investment Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

FUND FEES AND EXPENSES

See page 41 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA SMALL CAP CORE FUND

FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation

PRINCIPAL INVESTMENT STRATEGY               Investing in common stocks of small
                                            cap companies

PRINCIPAL RISKS                             Market risk, small companies risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Small Cap Core Fund's investment objective is to provide capital appreciation. The Fund intends to achieve this objective by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with small stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Sub-Adviser's investment process is to invest in securities of companies based on the Sub-Adviser's analysis of the company's cash flow. The Sub-Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R)).1 CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Sub-Adviser believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Sub-Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Sub-Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

In addition, as part of its screening process, the Sub-Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Sub-Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate, when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

--------
1 CFROI is a registered trademark of CSFB Holt.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization of between $100 million and $3 billion at the time of purchase.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALL COMPANIES RISK. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

Since the Fund did not commence operations until April 2, 2004, performance results have not been provided.

The Fund will compare its performance to the Russell 2000 Index. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FUND FEES & EXPENSES

See page 41 for a description of the fees and expenses that you may pay if you buy and hold fund shares.

ARMADA SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                     Capital appreciation

PRINCIPAL INVESTMENT STRATEGY       Investing in growth-oriented common
                                    stocks of small cap companies

PRINCIPAL RISKS                     Market risk, small companies risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Small Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with small stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser seeks to invest in small capitalization companies with strong growth in revenue, earnings and cash flow. Purchase decisions are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization," desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase of between $100 million and $3 billion.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that growth-oriented small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALL COMPANIES RISK. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1998           1999        2000          2001          2002           2003
7.56%          36.06%      -14.96%       -8.11%        -39.31 %       45.43%

Best Quarter                36.30%   (12/31/99)
Worst Quarter              -25.79%    (9/30/01)


The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 2.89%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE RUSSELL 2000 GROWTH INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

-----------------------------------------------------------------------------------------
CLASS I SHARES                    1 YEAR   5 YEARS   SINCE INCEPTION  DATE OF INCEPTION
-----------------------------------------------------------------------------------------
Armada Small Cap Growth Fund                                                8/1/97

    Returns Before Taxes          45.43%    -1.26%        1.24%

    Returns After Taxes on
    Distributions                 45.43%    -1.63%        0.86%

    Returns After Taxes on
    Distributions and Sale of
    Fund Shares                   29.53%    -1.07%        1.00%
-----------------------------------------------------------------------------------------
Russell 2000 Growth Index 1
(reflects no deduction for fees,
expenses or taxes)                48.54%     0.86%        1.19%         Since 7/31/97
-----------------------------------------------------------------------------------------

1 The Russell 2000 Growth Index is comprised of securities in the Russell 2000
  Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page 42 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation

PRINCIPAL INVESTMENT STRATEGY                Investing in value-oriented common
                                             stocks of small cap companies

PRINCIPAL RISKS                              Market risk, small companies risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Small Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies with small stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than the market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer is no longer considered a small cap company, so long as the security otherwise continues to meet investment criteria.

The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization at the time of purchase between $100 million and $3 billion.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented small cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALL COMPANIES RISK. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1995      1996     1997    1998    1999     2000     2001     2002       2003
18.63%    22.64%   32.43%  -6.96%  7.91%    33.60%   17.32%   -10.56%    38.98%

Best Quarter                19.26%          (12/31/01)
Worst Quarter              -17.80%           (9/30/02)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 5.03%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE RUSSELL 2000 VALUE INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

----------------------------------------------------------------------------------------------
CLASS I SHARES                        1 YEAR     5 YEARS   SINCE INCEPTION  DATE OF INCEPTION
----------------------------------------------------------------------------------------------
Armada Small Cap Value Fund                                                     7/26/94

     Returns Before Taxes             38.98%     16.02%        15.97%

     Returns After Taxes on
     Distributions                    38.36%     14.29%        13.51%

     Returns After Taxes on
     Distributions and Sale of Fund
     Shares                           25.98%     13.01%        12.66%
----------------------------------------------------------------------------------------------
Russell 2000 Value Index 1
(reflects no deduction for fees,
expenses or taxes)                    46.03%     12.28%        13.70%        Since 7/31/94
----------------------------------------------------------------------------------------------

1 The Russell 2000 Value Index is comprised of securities in the Russell 2000
  Index with lower than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

See page 42 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA TAX MANAGED EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                           Capital appreciation, while maximizing
                                          after-tax returns

PRINCIPAL INVESTMENT STRATEGY             Investing in common stocks using
                                          strategies designed to minimize
                                          the impact of taxes

PRINCIPAL RISK                            Market risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Tax Managed Equity Fund's investment objective is to provide capital appreciation while maximizing after-tax returns. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in equity securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Adviser buys and sells common stocks based on factors such as historical and projected long-term earnings growth, earnings quality and liquidity. The Adviser attempts to maximize after-tax returns by investing in the securities of companies with above average earnings predictability and stability which the Fund expects to hold for several years. This generally results in a low level of portfolio turnover. In addition, the Fund seeks to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields. When the Fund sells appreciated securities, it will attempt to hold realized capital gains to a minimum.

The Fund may, when consistent with its overall investment approach, sell depreciated securities to offset realized capital gains. The Fund may make in-kind redemptions consistent with its investment objective. An in-kind redemption may serve to minimize any tax impact on the remaining shareholders, because a Fund generally recognizes no taxable gain (or loss) on the securities used to make an in-kind redemption. The Fund is not a tax exempt fund, and it expects to distribute taxable dividends and capital gains from time to time.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The performance of Class I Shares of the Armada Tax Managed Equity Fund for the periods prior to April 9, 1998 is represented by the performance of a common trust fund which operated prior to the effectiveness of the registration statement of the Tax Managed Equity Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the Tax Managed Equity Fund's inception as a registered mutual fund, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as those of the Fund. In connection with the Tax Managed Equity Fund's commencement of operations as a registered mutual fund, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Tax Managed Equity Fund.

The common trust fund was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the common trust fund, which are separate and distinct from the Tax Managed Equity Fund, do not represent past performance of the Fund, and should not be considered as representative of future results of the Fund.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1994    1995    1996    1997   1998     1999    2000    2001     2002     2003
-1.85%  29.51%  20.64%  39.06% 36.84%   18.94%  -2.26%  -12.61%  -25.27%  22.28%

Best Quarter                22.87%     (12/31/98)
Worst Quarter              -16.18%      (9/30/02)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 0.71%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE S&P 500 COMPOSITE STOCK PRICE INDEX. AFTER-TAX RETURNS ARE SHOWN ONLY SINCE THE FUND COMMENCED OPERATIONS AS A REGISTERED MUTUAL FUND. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

------------------------------------------------------------------------------------------------------------------
                                                                                                    DATE OF
                                                                            SINCE COMMENCEMENT  COMMENCEMENT AS
CLASS I SHARES                                 1 YEAR    5 YEARS  10 YEARS  AS REGISTERED FUND  REGISTERED FUND
------------------------------------------------------------------------------------------------------------------
Armada Tax Managed Equity Fund                                                                       4/9/98

        Returns Before Taxes                   22.28%    -1.47%   10.48% 1        1.93%

        Returns After Taxes on Distributions   20.54%    -1.90%     N/A 2         0.30%

        Returns After Taxes on Distributions
        and Sale of Fund Shares                16.25%    -1.36%     N/A 2         0.47%
------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 3
(reflects no deduction for fees, expenses or
taxes)                                         28.68%    -0.57%    11.07%         1.62%          Since 3/31/98
------------------------------------------------------------------------------------------------------------------

1 Performance for periods prior to the Fund's commencement of operations as a registered mutual fund reflects performance of the predecessor common trust fund described above.
2 After tax returns for periods prior to commencement of operations as a registered mutual fund are not available.
3 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

See page 42 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     INTERNATIONAL EQUITY FUND   LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)
    Imposed on Purchases (as a
    percentage of offering price)                               None                       None
--------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                                None                       None
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                                 None                       None
--------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of                             2.00% 1                     None
amount redeemed, if applicable)
--------------------------------------------------------------------------------------------------------------
Exchange Fee                                                    None                       None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                       1.15%                      0.75%
--------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees 2                                                 0.05%                      0.05%
--------------------------------------------------------------------------------------------------------------
Other Expenses 3                                               0.20%                      0.14%
--------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 3                                           1.40%                      0.94%
--------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        LARGE CAP GROWTH FUND          LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)                                   None                          None
    Imposed on Purchases (as a
    percentage of offering price)
------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                                  None                          None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                                   None                          None
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of                                None                          None
amount redeemed, if applicable)
------------------------------------------------------------------------------------------------------------
Exchange Fee                                                      None                          None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                         0.75%                         0.75%
------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees 2                                                   0.05%                         0.05%
------------------------------------------------------------------------------------------------------------
Other Expenses 3                                                 0.13%                         0.13%
------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 3                                             0.93%                         0.93%
------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          MID CAP GROWTH FUND                MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)                                   None                              None
    Imposed on Purchases (as a
    percentage of offering price)
----------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                                  None                              None
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                                   None                              None
----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of                                None                              None
amount redeemed, if applicable)
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                      None                              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 4                                       1.00%                             1.00%
----------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees 2                                                   0.05%                             0.02%
----------------------------------------------------------------------------------------------------------------
Other Expenses 3                                                 0.20%                             0.21%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 3,4                                           1.25%                             1.23%
----------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          S&P 500 INDEX FUND                   SMALL CAP CORE FUND
------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)                                   None                                  None
    Imposed on Purchases (as a
    percentage of offering price)
----------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                                  None                                  None
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                                   None                                  None
----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of                                None                                  2.00% 1
amount redeemed, if applicable)
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                      None                                  None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                                          0.35% 4                               1.00% 5
----------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees 2                                                    0.00                                  0.05%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                    0.14% 3                               0.16% 6
----------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                                0.49% 3,4                             1.21%
----------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                SMALL CAP GROWTH FUND   SMALL CAP VALUE FUND    TAX MANAGED EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)                           None                   None                   None
    Imposed on Purchases (as a
    percentage of offering price)
-------------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                          None                   None                   None
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                           None                   None                   None
-------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of                       2.00% 1                2.00% 1                 None
amount redeemed, if applicable)
-------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                              None                   None                   None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                 1.00%                  1.00%                  0.75% 4
-------------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees 2                                           0.05%                  0.05%                  0.00%
-------------------------------------------------------------------------------------------------------------------------
Other Expenses 3                                         0.19%                  0.13%                  0.15%
-------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 3                                     1.24%                  1.18%                  0.90% 4
-------------------------------------------------------------------------------------------------------------------------

1 The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see "Redemption Fee" section of this prospectus.
2 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class I Shares during the last fiscal year. For the Small Cap Core Fund, represents Distribution (12b-1) Fees expected to be incurred by the Fund's Class I Shares during the initial fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% (0.02% for the Mid Cap Value Fund, 0.005% for the S&P 500 Index Fund and 0.005% for the Tax Managed Equity Fund ) during the remainder of the current fiscal year.
3 Other Expenses have been restated to reflect current expenses, resulting in a restatement also of Total Annual Fund Operating Expenses.
4 The Adviser waived a portion of its advisory fees for the Mid Cap Value Fund and the S&P 500 Index Fund during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

                                         ADVISORY        TOTAL
  FUND                                     FEES         EXPENSES
  Mid Cap Value Fund                       0.75%         0.93%
  S&P 500 Index Fund                       0.20%         0.35%

The Adviser expects to continue waiving a portion of its advisory fees for the Mid Cap Value Fund and the S&P 500 Index Fund and also expects to waive a portion of its advisory fees for the Mid Cap Growth Fund and the Tax Managed Equity Fund during the remainder of the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

                                                   ADVISORY          TOTAL
          FUND                                     FEES              EXPENSES
          Mid Cap Growth Fund                      0.75%             1.00%
          Mid Cap Value Fund                       0.75%             0.98%
          S&P 500 Index Fund                       0.20%             0.34%
          Tax Managed Equity Fund                  0.50%             0.65%

   These fee waivers are voluntary and may be revised or discontinued at any time.

5 From its advisory fee, the Adviser will pay a sub-advisory fee of 0.50% to Investment Counselors, sub-advisor to the Fund.

6 Other Expenses for the Small Cap Core Fund are based on estimated amounts for the Fund's initial fiscal year.

  For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in Armada Equity Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

                                1 YEAR    3 YEARS     5 YEARS      10 YEARS
                                ------    -------     -------      --------
INTERNATIONAL EQUITY FUND        $143      $443         $766       $1,680
LARGE CAP CORE EQUITY FUND        $96      $300         $520       $1,155
LARGE CAP GROWTH FUND             $95      $296         $515       $1,143
LARGE CAP VALUE FUND              $95      $296         $515       $1,143
MID CAP GROWTH FUND              $127      $397         $686       $1,511
MID CAP VALUE FUND               $125      $390         $676       $1,489
S&P 500 INDEX FUND                $50      $157         $274         $616
SMALL CAP CORE FUND              $123      $384          N/A          N/A
SMALL CAP GROWTH FUND            $126      $393         $681       $1,500
SMALL CAP VALUE FUND             $120      $375         $649       $1,432
TAX MANAGED EQUITY FUND           $92      $287         $498       $1,108

ASSET ALLOCATION FUNDS

ARMADA AGGRESSIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT GOAL                   Capital appreciation with current income
                                  as a secondary objective

PRINCIPAL INVESTMENT STRATEGY     Investing in a combination of Underlying
                                  Armada Funds that, in turn,
                                  invest primarily in U.S. and
                                  foreign common stocks and, to a
                                  lesser extent, in
                                  investment-grade fixed income
                                  securities and cash equivalents

PRINCIPAL RISKS                   Market risk, interest
                                  rate risk, credit risk,
                                  prepayment/extension risk,
                                  allocation risk, small
                                  companies risk, conflicts risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Aggressive Allocation Fund's investment objective is to provide capital appreciation with current income as a secondary objective. The investment objective may be changed without a shareholder vote. The Fund attempts to achieve its objective by investing in other mutual funds that are managed by the Fund's Adviser (Underlying Armada Funds). For more information, see "The Fund of Funds Structure of the Aggressive Allocation and Conservative Allocation Funds" on page 108.

The Fund invests in Underlying Armada Funds in accordance with weightings determined by the Adviser. The Underlying Armada Funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies.

The Fund intends to invest 60% to 90% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), 10% to 40% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds) and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

The Fund's assets may be reallocated among the Underlying Armada Funds in the Adviser's discretion. The amounts invested in equity, fixed income and money market Underlying Armada Funds will vary from time to time depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The value of an investment in the Fund is based on the performance of the Underlying Armada Funds and allocation of the Fund's assets among them. Since some Underlying Armada Funds invest primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

The prices of fixed income securities in which some Underlying Armada Funds primarily invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INTEREST RATE RISK. An investment in Underlying Armada Funds that invest in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that an Underlying Armada Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although an Underlying Armada Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. An Underlying Armada Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Underlying Armada Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Underlying Armada Fund will suffer from the inability to invest in higher yielding securities.

ALLOCATION RISK. In managing the Fund, the Adviser has the authority to select and allocate assets among Underlying Armada Funds. The Fund is subject to the risk that the Adviser's decisions regarding asset classes and selection of Underlying Armada Funds will not anticipate market trends successfully. For example, weighting Underlying Armada Funds that invest in common stocks too heavily during a stock market decline may result in a loss. Conversely, investing too heavily in Underlying Armada Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

SMALL COMPANIES RISK. Since the Fund invests in Underlying Armada Funds that invest in securities issued by small capitalization companies, the Fund is indirectly subject to the risks associated with such investments. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

CONFLICTS RISK. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Armada Funds both because the fees payable to the Adviser by some Underlying Armada Funds are higher than fees payable by other Underlying Armada Funds and because the Adviser is also responsible for managing the Underlying Armada Funds. The Trustees and officers of Armada may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Armada Funds.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS
2002                2003
-18.93%             23.76%

Best Quarter       13.85%      (6/30/03)
Worst Quarter     -14.65%      (9/30/02)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 0.64%.

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2003 to those of the Lehman U.S. Aggregate Bond Index, the S&P 500 Composite Stock Price Index and the Aggressive Allocation Hybrid Benchmark Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

---------------------------------------------------------------------------------------------------------
CLASS I SHARES                                        1 YEAR    SINCE INCEPTION     DATE OF INCEPTION
---------------------------------------------------------------------------------------------------------
Armada Aggressive Allocation Fund                                                         3/6/01

     Returns Before Taxes                             23.76%         -1.37%

     Returns After Taxes on Distributions             23.58%         -1.78%

     Returns After Taxes on Distributions and Sale
     of Fund Shares                                   15.44%         -1.41%
---------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees, expenses or taxes)    4.10%          7.09%           Since 2/28/01
---------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 2
(reflects no deduction for fees, expenses or taxes)   28.68%         -2.21%           Since 2/28/01
---------------------------------------------------------------------------------------------------------
Aggressive Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees, expenses or taxes)   22.54%          0.12%           Since 2/28/01
---------------------------------------------------------------------------------------------------------

1 The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
2 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
3 The Aggressive Allocation Hybrid Benchmark Index is a blend of 75% S&P 500
  Composite Stock Price Index and 25% Lehman U.S. Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page 56 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA BALANCED ALLOCATION FUND

FUND SUMMARY

INVESTMENT GOAL                         Long-term capital appreciation and
                                        current income

PRINCIPAL INVESTMENT STRATEGY           Investing in a diversified portfolio
                                        of common stocks, investment grade fixed income securities and cash equivalents with varying asset allocations depending on the Adviser's assessment of market conditions

PRINCIPAL RISKS                         Market risk, allocation
                                        risk, small companies risk,
                                        foreign risk, interest rate
                                        risk, credit risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Balanced Allocation Fund's investment objective is to provide long-term capital appreciation and current income. The investment objective may be changed without a shareholder vote.

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in investment grade fixed income securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities and asset-backed securities, and up to 30% of its net assets in cash and cash equivalent securities. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States). The Fund also invests in the common stock of small capitalization companies.

The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities (which are those rated at the time of investment in one of the four highest rating categories by a major rating agency) for current income. If a fixed income security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. The Adviser buys and sells fixed income securities and cash equivalents based on a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund invests in cash equivalent, short-term obligations for stability and liquidity.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income or equity markets as a whole.

ALLOCATION RISK. The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

SMALL COMPANIES RISK. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1999          2000        2001       2002          2003
15.27%        1.66%       -6.85%     -13.69%       22.26%

Best Quarter                16.09%   (12/31/99)
Worst Quarter              -11.04%    (9/30/02)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 1.27%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN U.S. AGGREGATE BOND INDEX, THE S&P 500 COMPOSITE STOCK PRICE INDEX AND THE BALANCED ALLOCATION HYBRID BENCHMARK INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

-------------------------------------------------------------------------------------------------------
CLASS I SHARES                                        1 YEAR   5 YEARS       SINCE       DATE OF
                                                                           INCEPTION    INCEPTION
-------------------------------------------------------------------------------------------------------
Armada Balanced Allocation Fund                                                           7/10/98

       Returns Before Taxes                           22.26%   -2.87%       3.66%

       Returns After Taxes on Distributions           21.79%    1.26%       2.13%

       Returns After Taxes on Distributions and Sale
       of Fund Shares                                 14.44%    1.56%       2.28%
-------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees, expenses or taxes)    4.10%    6.62%       6.92%      Since 6/30/98
-------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 2
(reflects no deduction for fees, expenses or taxes)   28.68%   -0.57%       1.40%      Since 6/30/98
-------------------------------------------------------------------------------------------------------
Balanced Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees, expenses or taxes)   18.85%    2.31%       3.61%      Since 6/30/98
-------------------------------------------------------------------------------------------------------

1 The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
2 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
3 The Balanced Allocation Hybrid Benchmark Index is a blend of 60% S&P 500
  Composite Stock Price Index and 40% Lehman U.S. Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page 56 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA CONSERVATIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT GOAL                                Current income and moderate
                                               capital appreciation
                                               consistent with preservation
                                               of capital

PRINCIPAL INVESTMENT STRATEGY                  Investing in a combination of
                                               Underlying Armada Funds that,
                                               in turn, invest primarily in
                                               investment-grade fixed income
                                               securities and, to a lesser
                                               extent, in U.S. and foreign
                                               common stocks and cash
                                               equivalents

PRINCIPAL RISKS                                Market risk, interest
                                               rate risk, credit risk,
                                               prepayment/extension risk,
                                               allocation risk, small
                                               companies risk, conflicts risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Conservative Allocation Fund's investment objective is to provide current income and moderate capital appreciation consistent with the preservation of capital. The investment objective may be changed without a shareholder vote. The Fund attempts to achieve its objective by investing in other mutual funds that are managed by the Fund's Adviser (Underlying Armada Funds). For more information, see "The Fund of Funds Structure of the Aggressive Allocation and Conservative Allocation Funds" on page 108.

The Fund invests in Underlying Armada Funds in accordance with weightings determined by the Adviser. The Underlying Armada Funds invest directly in fixed income and equity securities in accordance with their own investment policies and strategies.

The Fund intends to invest 50% to 80% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds), 20% to 50% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

The Fund's assets may be reallocated among the Underlying Armada Funds in the Adviser's discretion. The amounts invested in equity, fixed income and money market Underlying Armada Funds will vary from time to time depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. The value of an investment in the Fund is based on the performance of the Underlying Armada Funds and allocation of the Fund's assets among them. The prices of fixed income securities in which some Underlying Armada Funds primarily invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying Armada Funds invest primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INTEREST RATE RISK. An investment in Underlying Armada Funds that invest in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that an Underlying Armada Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although an Underlying Armada Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. An Underlying Armada Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Underlying Armada Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Underlying Armada Fund will suffer from the inability to invest in higher yielding securities.

ALLOCATION RISK. In managing the Fund, the Adviser has the authority to select and allocate assets among Underlying Armada Funds. The Fund is subject to the risk that the Adviser's decisions regarding asset classes and selection of Underlying Armada Funds will not anticipate market trends successfully. For example, weighting Underlying Armada Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Armada Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

SMALL COMPANIES RISK. Since the Fund invests in Underlying Armada Funds that invest in securities issued by small capitalization companies, the Fund is indirectly subject to the risks associated with such investments. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

CONFLICTS RISK. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Armada Funds both because the fees payable to the Adviser by some Underlying Armada Funds are higher than fees payable by other Underlying Armada Funds and because the Adviser is also responsible for managing the Underlying Armada Funds. The Trustees and officers of Armada may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Armada Funds.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

2002            2003
-5.82%          13.88%

Best Quarter       8.26%             (6/30/03)
Worst Quarter     -5.02%             (9/30/02)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 1.19%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT BOND INDEX, THE S&P 500 COMPOSITE STOCK PRICE INDEX AND THE CONSERVATIVE ALLOCATION HYBRID BENCHMARK INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------------------------------
CLASS I SHARES                                          1 YEAR    SINCE INCEPTION   DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
Armada Conservative Allocation Fund                                                       3/6/01

      Returns Before Taxes                              13.88%         2.82%

      Returns After Taxes on Distributions              13.16%         1.89%

      Returns After Taxes on Distributions and Sale
      of Fund Shares                                     8.99%         1.82%
--------------------------------------------------------------------------------------------------------
Lehman Intermediate U.S. Government/
Credit Bond Index 1
(reflects no deduction for fees, expenses or taxes)      4.67%         7.17%          Since 2/28/01
--------------------------------------------------------------------------------------------------------
S&P Composite Stock Price Index 2
(reflects no deduction for fees, expenses or taxes)     28.68%         -2.21%         Since 2/28/01
--------------------------------------------------------------------------------------------------------
Conservative Allocation Hybrid Benchmark Index 3
(reflects no deduction for fees, expenses or taxes)     13.07%         3.89%          Since 2/28/01
--------------------------------------------------------------------------------------------------------

1 The Lehman Intermediate U.S. Government/Credit Bond Index is an unmanaged index which is representative of intermediate term bonds.
2 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
3 The Conservative Allocation Hybrid Benchmark Index is a blend of 35% S&P 500
  Composite Stock Price Index and 65% Lehman Intermediate U.S. Government/Credit Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES

See page 57 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     AGGRESSIVE ALLOCATION FUND             BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)                                   None                                  None
    Imposed on Purchases (as a
    percentage of offering price)
--------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                                  None                                  None
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                                   None                                  None
--------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of                                None                                  None
amount redeemed, if applicable)
--------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                      None                                  None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                         0.25% 1                               0.75%
--------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees 2                                                   0.05%                                 0.05%
--------------------------------------------------------------------------------------------------------------------
Other Expenses 3                                                 0.22%                                 0.20%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund                                                0.52% 1                               1.00%
Operating Expenses 3
--------------------------------------------------------------------------------------------------------------------
Indirect Underlying Fund Expenses                                0.99% 4                                 N/A
--------------------------------------------------------------------------------------------------------------------
Total Fund Operating and Indirect                                1.51% 4                                 N/A
Expenses
--------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                           CONSERVATIVE ALLOCATION FUND
-----------------------------------------------------------------------
    Maximum Sales Charge (Load)                                    None
    Imposed on Purchases (as a
    percentage of offering price)
-----------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                                   None
-----------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                                    None
-----------------------------------------------------------------------
Redemption Fee (as a percentage of                                 None
amount redeemed, if applicable)
-----------------------------------------------------------------------
Exchange Fee                                                       None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 1                                        0.25%
-------------------------------------------------------------------------
Distribution
(12b-1) Fees 2                                                    0.05%
-------------------------------------------------------------------------
Other Expenses 3                                                  0.22%
-------------------------------------------------------------------------
Total Annual Fund                                                 0.52%
Operating Expenses 1,3
-------------------------------------------------------------------------
Indirect Underlying Fund Expenses                                 0.77% 4
-------------------------------------------------------------------------
Total Fund Operating and Indirect                                 1.29% 4
Expense
-------------------------------------------------------------------------

1 The Adviser waived its advisory fees for the Aggressive Allocation Fund and Conservative Allocation Fund during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

                                          ADVISORY        TOTAL
  FUND                                      FEES         EXPENSES
  Aggressive Allocation Fund                0.00%         0.88%
  Conservative Allocation Fund              0.00%         0.70%

  The Adviser expects to continue waiving its advisory fees for the Aggressive Allocation Fund and Conservative Allocation Fund during the remainder of the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

                                          ADVISORY        TOTAL
  FUND                                      FEES         EXPENSES
  Aggressive Allocation Fund                0.00%         0.27%
  Conservative Allocation Fund              0.00%         0.27%

  These fee waivers are voluntary and may be revised or discontinued at any time.

2 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class I
  Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the remainder of the current fiscal year.

 3 Other Expenses have been restated to reflect current expenses, resulting in a restatement also of Total Annual Fund Operating Expenses.
 4 Because the Aggressive Allocation Fund and Conservative Allocation Fund invest in other mutual funds, your investment in these Funds is also indirectly subject to the operating expenses of those mutual funds. Such expenses have typically ranged from 0.42% to 1.24% for Class I Shares of the Underlying Armada Funds, which is the only class of shares of the Underlying Armada Funds in which the Funds invest.

   The ratios of Indirect Underlying Fund Expenses shown in the table above are based on hypothetical allocations of Fund assets to Underlying Armada Funds as follows:

                                          Aggressive          Conservative
                                        Allocation Fund     Allocation Fund
                                        ---------------     ----------------
      International Equity Fund                0.00%               0.00%
      Large Cap Growth Fund                   16.87%               8.33%
      Large Cap Value Fund                    25.08%              12.39%
      Small Cap Growth Fund                   18.75%               9.25%
      Small Cap Value Fund                    18.87%               9.30%
      Bond Fund                               19.92%               0.00%
      Intermediate Bond Fund                   0.00%              59.62%
      Money Market Fund                        0.51%               1.11%

   The allocations shown above are illustrative. Actual allocations may vary, which would affect the level of indirect expenses, favorably or unfavorably, to which a Fund is subject.

   Total Fund Operating and Indirect Expenses (after fee waivers for these Funds and for the Underlying Armada Funds) during the last fiscal year were:

      Aggressive Allocation Fund                                  1.91%
      Conservative Allocation Fund                                1.51%

   Total Fund Operating and Indirect Expenses (after fee waivers for these Funds and for the Underlying Armada Funds) for the remainder of the current fiscal year are expected to be:

      Aggressive Allocation Fund                                  1.26%
      Conservative Allocation Fund                                1.04%

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in Armada Asset Allocation Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

                                     1 YEAR     3 YEARS      5 YEARS    10 YEARS
                                     ------     -------      -------    --------
AGGRESSIVE ALLOCATION FUND*           $154        $477         $824      $1,802
BALANCED ALLOCATION FUND               102         318          552       1,225
CONSERVATIVE ALLOCATION FUND*          131         409          708       1,556

* The examples for the Armada Aggressive Allocation Fund and Armada Conservative Allocation Fund are based on total annual operating expenses for the Funds plus estimated indirect expenses of the Underlying Armada Funds. Actual expenses will vary depending upon the allocation of a Fund's assets among the various Underlying Armada Funds.

FIXED INCOME FUNDS

ARMADA BOND FUND

FUND SUMMARY

INVESTMENT GOAL                    Current income as well as preservation of
                                   capital

PRINCIPAL INVESTMENT STRATEGY      Investing in a diversified portfolio of
                                   investment grade fixed income securities, which maintains a dollar-weighted average maturity of between four and twelve years

PRINCIPAL RISKS                    Market risk, interest rate risk,
                                   prepayment/extension risk, credit risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Bond Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund invests primarily in fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains a dollar-weighted average maturity of between four and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

Performance information before June 9, 2000 represents performance of the Parkstone Bond Fund which was reorganized into the Armada Bond Fund on that date.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS
1994     1995     1996    1997   1998    1999    2000   2001   2002    2003
-3.52%   18.06%   3.47%   9.22%  7.58%   -1.80%  7.53%  7.42%  10.11%  4.05%

Best Quarter                6.17%            (6/30/95)
Worst Quarter              -2.59%            (3/31/94)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 2.25%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN U.S. AGGREGATE BOND INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

------------------------------------------------------------------------------
CLASS I SHARES                                 1 YEAR    5 YEARS   10 YEARS
------------------------------------------------------------------------------
Armada Bond Fund

       Returns Before Taxes                     4.05%     5.38%     6.05%

       Returns After Taxes on Distributions     2.62%     3.19%     3.68%

       Returns After Taxes on Distributions
       and Sale of Fund Shares                  2.62%     3.20%     3.65%
------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond Index 1
(reflects no deduction for fees, expenses or
taxes)                                          4.10%     6.62%     6.95%
------------------------------------------------------------------------------
1 The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

FUND FEES AND EXPENSES
See page 82 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

 ARMADA GOVERNMENT MORTGAGE FUND
         (formerly known as the "Armada U.S. Government Income Fund")

FUND SUMMARY

INVESTMENT GOAL                    Current income as well as preservation of
                                   capital

PRINCIPAL INVESTMENT STRATEGY      Investing in mortgage-related securities
                                   issued or guaranteed by the U.S. government

PRINCIPAL RISKS                    Market risk, interest rate risk,
                                   prepayment/extension risk, credit risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Government Mortgage Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in U.S. government securities. The investment objective may be changed without a shareholder vote.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities, commercial paper and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains a dollar-weighted average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Government Mortgage Fund which was reorganized into the Armada Government Mortgage Fund on that date.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1994    1995     1996   1997    1998    1999    2000     2001    2002   2003
-0.55%  13.77%   4.70%  8.11%   7.08%   1.23%   10.30%   7.61%   8.19%  2.13%

Best Quarter                3.94%            (6/30/95)
Worst Quarter              -1.06%            (3/31/94)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 1.86%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------
CLASS I SHARES                                      1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Armada Government Mortgage Fund

       Returns Before Taxes                          2.13%    5.83%      6.17%

       Returns After Taxes on Distributions          0.75%    3.63%      3.52%

       Returns After Taxes on Distributions and
       Sale of Fund Shares                           1.37%    3.59%      3.56%
--------------------------------------------------------------------------------
Lehman Mortgage-Backed Securities Index 1
(reflects no deduction for fees, expenses or taxes)  3.07%    6.55%      6.89%
--------------------------------------------------------------------------------
1 The Lehman Mortgage-Backed Securities Index is a widely-recognized index of mortgage-backed securities issued by GNMA, FHLMC, and Fannie Mae. All securities in the index are rated AAA, with maturities of at least one year.

FUND FEES AND EXPENSES

See page 82 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA INTERMEDIATE BOND FUND

FUND SUMMARY

INVESTMENT GOAL                    High current income as well as preservation
                                   of capital

PRINCIPAL INVESTMENT STRATEGY      Investing in investment grade fixed income
                                   securities, while maintaining a
                                   dollar-weighted average maturity
                                   of between three and ten years

PRINCIPAL RISKS                    Market risk, interest rate risk,
                                   prepayment/extension risk, credit risk,
                                   foreign risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Intermediate Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. and foreign governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains a dollar-weighted average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1994     1995    1996   1997    1998    1999     2000   2001    2002    2003
-4.52%   15.74%  3.12%  6.94%   7.91%   -0.04%   6.78%  7.97%   9.84%   4.10%

Best Quarter                5.41%            (6/30/95)
Worst Quarter              -3.22%            (3/31/94)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 2.23%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT BOND INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

  ------------------------------------------------------------------------------

  CLASS I SHARES                                  1 YEAR   5 YEARS     10 YEARS
  ------------------------------------------------------------------------------
  Armada Intermediate Bond Fund

         Returns Before Taxes                      4.10%    5.68%       5.65%

         Returns After Taxes on Distributions      2.81%    3.57%       3.38%

         Returns After Taxes on Distributions and
         Sale of Fund Shares                       2.65%    3.51%       3.37%
  ------------------------------------------------------------------------------
  Lehman Intermediate U.S. Government/
  Credit Bond Index 1
  (reflects no deduction for fees,
  expenses or taxes)                               4.31%    6.65%       6.63%
  ------------------------------------------------------------------------------

1 The Lehman Intermediate U.S. Government/Credit Bond Index is an unmanaged index which is representative of intermediate-term bonds.

FUND FEES AND EXPENSES

See page 83 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA LIMITED MATURITY BOND FUND

FUND SUMMARY

INVESTMENT GOAL                       Current income as well as preservation
                                      of capital

PRINCIPAL INVESTMENT STRATEGY         Investing in investment grade fixed
                                      income securities, while maintaining a
                                      dollar-weighted average maturity of
                                      between one and five years

PRINCIPAL RISKS                       Market risk, interest rate risk,
                                      prepayment/extension risk, credit risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Limited Maturity Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes in investment grade bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. In buying and selling securities for the Fund, the Adviser considers a number of factors including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund normally maintains an average dollar-weighted portfolio maturity of between one and five years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1995     1996     1997     1998     1999     2000      2001     2002      2003
7.69%    5.29%    6.43%    6.58%    3.20%    4.49%     9.20%    5.46%     2.33%

Best Quarter                3.62%            (3/31/01)
Worst Quarter              -0.32%           (12/31/00)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 1.06%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

-----------------------------------------------------------------------------------------------------------
CLASS I SHARES                                   1 YEAR    5 YEARS   SINCE INCEPTION   DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------
Armada Limited Maturity Bond Fund                                                        7/7/94

     Returns Before Taxes                        2.33%      4.91%         5.53%

     Returns After Taxes on Distributions        1.30%      2.96%         3.36%

     Returns After Taxes on Distributions and
     Sale of Fund Shares                         1.51%      2.96%         3.35%
-----------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S.
Corporate/Government Index 1
(reflects no deduction for fees,
expenses or taxes)                               2.74%      5.74%         3.49%       Since 6/30/94
-----------------------------------------------------------------------------------------------------------

1 The Merrill Lynch 1-3 year U.S. Corporate/Government Index is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/ global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

FUND FEES AND EXPENSES

See page 83 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA TOTAL RETURN ADVANTAGE FUND

FUND SUMMARY

INVESTMENT GOAL                     Current income as well as
                                    preservation of capital

PRINCIPAL INVESTMENT STRATEGY       Investing in investment grade fixed
                                    income securities, while maintaining an
                                    average dollar-weighted maturity of between four and twelve years

PRINCIPAL RISKS                     Market risk, credit risk, interest rate
                                    risk, prepayment/extension risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Total Return Advantage Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade debt securities. The Fund invests primarily in fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 15% of its assets in fixed income securities that are unrated or rated below investment grade, sometimes known as "junk bonds." The Fund does not intend to invest in junk bonds rated by Standard & Poor's, at the time of purchase, below C or that are of equivalent quality as determined by the Adviser. If a security is downgraded below C or the equivalent, the Adviser will reevaluate whether continuing to hold the security is in the best interest of the shareholders.

The Fund normally maintains an average dollar-weighted maturity of between four and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.

Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1995     1996     1997     1998     1999      2000      2001     2002    2003
19.18%   3.11%    8.91%    9.05%    -2.95%    12.38%    7.28%    11.09%  5.12%

Best Quarter                6.90%            (6/30/95)
Worst Quarter              -2.52%            (3/31/96)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 2.78%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN U.S. GOVERNMENT/CREDIT BOND INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

---------------------------------------------------------------------------------------------------------------
CLASS I SHARES                                       1 YEAR    5 YEARS  SINCE INCEPTION   DATE OF INCEPTION
---------------------------------------------------------------------------------------------------------------
Armada Total Return Advantage Fund                                                          7/7/94

       Returns Before Taxes                          5.12%      6.44%        7.62%

       Returns After Taxes on Distributions          3.07%      4.04%        4.85%

       Returns After Taxes on Distributions and
       Sale of Fund Shares                           3.62%      4.02%        4.78%
---------------------------------------------------------------------------------------------------------------
Lehman U.S. Government/Credit Bond Index 1
(reflects no deduction for fees, expenses or taxes)  4.67%      6.66%        7.86%         Since 6/30/94
---------------------------------------------------------------------------------------------------------------

1 The Lehman U.S. Government/Credit Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least one year.

FUND FEES AND EXPENSES

See page 84 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA ULTRA SHORT BOND FUND
         (FORMERLY KNOWN AS THE "ARMADA SHORT DURATION BOND FUND")

FUND SUMMARY

INVESTMENT GOAL                   High current income while preserving capital

PRINCIPAL INVESTMENT STRATEGY     Investing in high-quality fixed income
                                  securities with an average maturity of
                                  9 to 15 months

PRINCIPAL RISKS                   Market risk, credit risk, interest rate risk,
                                  prepayment/extension risk

PRINCIPAL INVESTMENT STRATEGIES

The Ultra Short Bond Fund's investment objective is to obtain high current income while preserving capital. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities, primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. U.S. government securities may include securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund normally intends to maintain an average portfolio duration of 0.8 to 1.2 years. Duration measures price volatility by estimating the change in price of a debt security in response to changes in interest rates. For example, with a rise of 1% in interest rates, a bond's value may be expected to fall approximately 1% for each year of its duration. Thus the higher the Fund's duration, the more volatile the price of its shares will be. The Adviser may adjust the Fund's average duration within the 0.8 to 1.2 year range to take advantage of expected changes in interest rates.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. If a security is downgraded, the Adviser will reevaluate the holding to determine whether it is in the interests of investors to sell.

Due to its investment strategy, the Fund will buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

2003
1.76%

Best Quarter               0.73%             (3/31/03)
Worst Quarter              0.23%            (12/31/03)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 0.54%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

------------------------------------------------------------------------------------------------------
CLASS I SHARES                                       1 YEAR    SINCE INCEPTION    DATE OF INCEPTION
------------------------------------------------------------------------------------------------------
Armada Ultra Short Bond Fund                                                        12/2/02

       Returns Before Taxes                           1.76%         2.12%

       Returns After Taxes on Distributions           1.14%         1.50%

       Returns After Taxes on Distributions and
       Sale of Fund Shares                            1.14%         1.44%
------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 year U.S.
Corporate/Government Index 1
(reflects no deduction for fees, expenses or taxes)   2.74%         6.25%            Since 11/30/02
------------------------------------------------------------------------------------------------------

1 The Merrill Lynch 1-3 year U.S. Corporate/Government Index is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

FUND FEES AND EXPENSES

See page 84 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                BOND FUND              GOVERNMENT MORTGAGE FUND
----------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)                                   None                          None
    Imposed on Purchases (as a
    percentage of offering price)
----------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                                  None                          None
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                                   None                          None
----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of                                None                          None
amount redeemed, if applicable)
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                      None                          None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                           0.55%                       0.55% 3
----------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees 1                                                     0.05%                       0.05%
----------------------------------------------------------------------------------------------------------------
Other Expenses 2                                                   0.13%                       0.14%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 2                                               0.73%                       0.74% 3
----------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                              INTERMEDIATE BOND FUND        LIMITED MATURITY BOND FUND
---------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)                        None                          None
    Imposed on Purchases (as a
    percentage of offering price)
---------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                       None                          None
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                        None                          None
---------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of                     None                          None
amount redeemed, if applicable)
---------------------------------------------------------------------------------------------------------
Exchange Fee                                           None                          None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 3                            0.55%                         0.45%
---------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees 1                           0.05%                         0.05%
---------------------------------------------------------------------------------------------------------
Other Expenses 2                                      0.13%                         0.14%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 2,3                                0.73%                         0.64%
---------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                             TOTAL RETURN ADVANTAGE FUND             ULTRA SHORT BOND FUND
----------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)                          None                                None
    Imposed on Purchases (as a
    percentage of offering price)
----------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                         None                                None
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                          None                                None
----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of                       None                                None
amount redeemed, if applicable)
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                             None                                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 3                              0.55%                               0.40%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees 1                             0.05%                               0.02%
----------------------------------------------------------------------------------------------------------------
Other Expenses 2                                        0.14%                               0.13%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 2,3                                  0.74%                               0.55%
----------------------------------------------------------------------------------------------------------------

 1 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class I
   Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% (0.02% for the Ultra Short Bond Fund) during the remainder of the current fiscal year.
 2 Other Expenses have been restated to reflect current expenses, resulting in a restatement also of Total Annual Fund Operating Expenses.
 3 The Adviser waived a portion of its advisory fees for certain Funds during the last fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

                                          ADVISORY        TOTAL
  FUND                                      FEES         EXPENSES
  Intermediate Bond Fund                    0.40%         0.58%
  Limited Maturity Fund                     0.35%         0.54%
  Total Return Advantage Fund               0.40%         0.58%
  Ultra Short Bond Fund                     0.10%         0.26%


   The Adviser expects to continue waiving a portion of its advisory fees for these Funds and also expects to waive a portion of its advisory fee for the Government Mortgage Fund during the remainder of the current fiscal year. After these fee waivers, these Funds' Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

                                          ADVISORY        TOTAL
  FUND                                      FEES         EXPENSES
  Government Mortgage Fund                  0.40%         0.59%
  Intermediate Bond Fund                    0.40%         0.58%
  Limited Maturity Fund                     0.35%         0.54%
  Total Return Advantage Fund               0.40%         0.59%
  Ultra Short Bond Fund                     0.20%         0.35%

These fee waivers are voluntary and may be revised or discontinued at any time.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in Armada Fixed Income Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

                                    1 YEAR     3 YEARS     5 YEARS      10 YEARS
                                    ------     -------     -------      --------
BOND FUND                            $75         $233         $406         $906
GOVERNMENT MORTGAGE FUND             $76         $237         $411         $918
INTERMEDIATE BOND FUND               $75         $233         $406         $906
LIMITED MATURITY BOND FUND           $65         $205         $357         $798
TOTAL RETURN ADVANTAGE FUND          $76         $237         $411         $918
ULTRA SHORT BOND FUND                $56         $176         $307         $689

TAX FREE BOND FUNDS

ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
         (formerly known as the "Armada National Tax Exempt Bond Fund")

FUND SUMMARY

INVESTMENT GOAL                     Current income exempt from federal income
                                    tax as is consistent with conservation
                                    of capital

PRINCIPAL INVESTMENT STRATEGY       Investing in municipal obligations that
                                    pay interest that is exempt from
                                    federal income tax

PRINCIPAL RISKS                     Market risk, interest rate risk, credit risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Intermediate Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote.

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in bonds that generate income exempt from federal income tax (including the federal alternative minimum tax). Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.

The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund normally will maintain a dollar-weighted average effective maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The performance of Class I Shares of the Armada Intermediate Tax Exempt Bond Fund for the period prior to April 9, 1998 is represented by the performance of a common trust fund which operated prior to the effectiveness of the registration statement of the Intermediate Tax Exempt Bond Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the Intermediate Tax Exempt Bond Fund's inception as a registered mutual fund, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as those of the Fund. In connection with the Intermediate Tax Exempt Bond Fund's commencement of operations as a registered mutual fund, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Intermediate Tax Exempt Bond Fund.

The common trust fund was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the common trust fund, which are separate and distinct from the Intermediate Tax Exempt Bond Fund, do not represent past performance of the Fund, and should not be considered as representative of future results of the Fund.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1994      1995    1996     1997   1998   1999     2000   2001   2002    2003
-4.58%    14.05%  -1.07%   6.57%  5.95%  -1.12%   8.99%  4.52%  8.54%   3.99%

Best Quarter                3.74%            (6/30/02)
Worst Quarter              -1.93%            (6/30/99)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 1.03%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX. AFTER-TAX RETURNS ARE SHOWN ONLY SINCE THE FUND COMMENCED OPERATIONS AS A REGISTERED MUTUAL FUND. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

---------------------------------------------------------------------------------------------------------------------
                                                                                                      DATE OF
                                                                           SINCE COMMENCEMENT     COMMENCEMENT AS
CLASS I SHARES                        1 YEAR      5 YEARS     10 YEARS     AS REGISTERED FUND     REGISTERED FUND
---------------------------------------------------------------------------------------------------------------------
Armada Intermediate Tax Exempt Bond                                                                    4/9/98
Fund

    Returns Before Taxes              3.99%        4.92%       4.45% 1            5.15%

    Returns After Taxes on
    Distributions                     3.99%        4.91%        N/A 2             4.03%

    Returns After Taxes on
    Distributions and Sale of Fund
    Shares                            3.95%        4.81%        N/A 2             4.03%
---------------------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index 3
(reflects no deduction for fees,
expenses or taxes)                    5.45%        5.92%        5.85%             6.03%             Since 3/31/98
---------------------------------------------------------------------------------------------------------------------

1 Performance for periods prior to the Fund's commencement of operations as a registered mutual fund reflects performance of the predecessor common trust fund described above.
2 After-tax returns for periods prior to commencement of operations as a registered mutual fund are not available.
3 The Lehman 7-Year Municipal Bond Index is a broad based total return index.
  The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues largerthan $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page 99 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
         (formerly known as the "Armada Michigan Municipal Bond Fund")

FUND SUMMARY

INVESTMENT GOAL                         Current income exempt from
                                        federal income tax and, to the
                                        extent possible, from Michigan
                                        personal income tax, as is
                                        consistent with conservation of
                                        capital

PRINCIPAL INVESTMENT STRATEGY           Investing in municipal obligations
                                        that pay interest that is exempt
                                        from federal and Michigan state
                                        income taxes

PRINCIPAL RISKS                         Market risk, interest rate risk,
                                        credit risk, single state risk,
                                        non-diversification risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Michigan Intermediate Municipal Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital. Such income may be subject to the federal alternative minimum tax when received by certain shareholders. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in debt securities issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan state income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (Michigan municipal bonds). As a matter of fundamental policy, the Fund normally invests at least 80% of the value of its net assets plus any borrowings for investment purposes in Michigan municipal bonds. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of its shareholders. The Fund normally will maintain a dollar-weighted average portfolio maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that Michigan municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in Michigan makes the Fund susceptible to economic, political and regulatory events that affect Michigan.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

Performance information before June 10, 2000 represents performance of the Parkstone Michigan Municipal Bond Fund which was reorganized into the Armada Michigan Intermediate Municipal Bond Fund on that date.

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1994     1995    1996    1997   1998    1999     2000     2001    2002    2003
-2.86%   13.63%  3.03%   7.19%  5.00%   -1.34%   8.90%    4.62%   8.33%   4.09%

Best Quarter                5.25%            (3/31/95)
Worst Quarter              -3.28%            (3/31/94)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 1.02%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN RETURNS BEFORE TAXES BECAUSE THE CALCULATIONS ASSUME THAT THE INVESTOR RECEIVED A TAX DEDUCTION FOR ANY LOSS INCURRED ON THE SALE OF SHARES.

  ------------------------------------------------------------------------------
  CLASS I SHARES                                   1 YEAR    5 YEARS   10 YEARS
  ------------------------------------------------------------------------------
  Armada Michigan Intermediate Municipal Bond Fund

       Returns Before Taxes                        4.09%      4.86%     4.96%

       Returns After Taxes on Distributions        4.09%      4.83%     4.91%

       Returns After Taxes on Distributions and
       Sale of Fund Shares                         4.12%      4.78%     4.87%
  ------------------------------------------------------------------------------
  Lehman 7-Year Municipal Bond Index 1
  (reflects no deduction for fees, expenses or
  taxes)                                           5.45%      5.92%     5.85%
  ------------------------------------------------------------------------------

1 The Lehman 7-Year Municipal Bond Index is a broad based total return index.
  The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page 99 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
         (formerly known as the "Armada Ohio Tax Exempt Bond Fund")

FUND SUMMARY

INVESTMENT GOAL                        Current income exempt from
                                       federal income tax and, to the
                                       extent possible, Ohio personal
                                       income taxes, consistent with
                                       conservation of capital

PRINCIPAL INVESTMENT STRATEGY          Investing in municipal obligations
                                       that pay interest that is exempt
                                       from federal income and Ohio
                                       personal income taxes

PRINCIPAL RISKS                        Market risk, interest rate risk,
                                       credit risk, single state risk,
                                       non-diversification risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Ohio Intermediate Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with the conservation of capital. The investment objective may be changed without a shareholder vote.

As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes (Ohio municipal bonds). Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund normally will maintain an average weighted effective maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that Ohio municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in Ohio makes the Fund susceptible to economic, political and regulatory events that affect Ohio.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1994    1995    1996   1997   1998   1999     2000     2001   2002    2003
-4.27%  13.44%  3.93%  7.24%  5.44%  -1.11%   8.77%    4.46%  8.79%   3.77%

Best Quarter                5.13%            (3/31/95)
Worst Quarter              -4.88%            (3/31/94)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 0.90%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

     ---------------------------------------------------------------------------
     CLASS I SHARES                                 1 YEAR  5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     Armada Ohio Intermediate Tax Exempt Bond Fund

            Returns Before Taxes                    3.77%    4.87%     4.93%

            Returns After Taxes on Distributions    3.77%    4.87%     4.93%

            Returns After Taxes on Distributions
            and Sale of Fund Shares                 3.73%    4.78%     4.87%
     ---------------------------------------------------------------------------
     Lehman 7-Year Municipal Bond Index 1
     (reflects no deduction for fees, expenses or
     taxes)                                         5.45%    5.92%     5.85%
     ---------------------------------------------------------------------------

1 The Lehman 7-Year Municipal Bond Index is a broad based total return index.
  The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page 100 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
         (formerly known as the "Armada Pennsylvania Municipal Bond Fund")

FUND SUMMARY

INVESTMENT GOAL                         Current income exempt from
                                        both regular federal income tax
                                        and, to the extent possible,
                                        Pennsylvania personal income
                                        tax as is consistent with
                                        conservation of capital

PRINCIPAL INVESTMENT STRATEGY           Investing in municipal obligations
                                        that pay interest that is exempt
                                        from federal income and
                                        Pennsylvania personal income
                                        taxes

PRINCIPAL RISKS                         Market risk, interest rate risk,
                                        credit risk, single state risk,
                                        non-diversification risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Pennsylvania Intermediate Municipal Bond Fund's investment objective is to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in debt securities issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal income and Pennsylvania personal income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (Pennsylvania municipal bonds). As a matter of fundamental policy, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in Pennsylvania municipal bonds.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund normally will maintain an average weighted portfolio maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that Pennsylvania municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

SINGLE STATE RISK. The Fund's focus on investments in securities of issuers located in Pennsylvania makes the Fund susceptible to economic, political and regulatory events that affect Pennsylvania.

NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

CALENDAR YEAR TOTAL RETURNS

1995      1996      1997     1998    1999      2000     2001     2002      2003
9.93%     3.91%     6.94%    5.62%   -0.96%    8.77%    4.44%    8.20%     3.89%

Best Quarter                3.86%            (9/30/02)
Worst Quarter              -1.83%            (6/30/99)

The Fund's year-to-date total return for Class I Shares through March 31, 2004 was 0.89%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

-----------------------------------------------------------------------------------------------------------
CLASS I SHARES                                      1 YEAR     5 YEARS  SINCE INCEPTION  DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------
Armada Pennsylvania Intermediate Municipal Bond                                               8/10/94
Fund

     Returns Before Taxes                            3.89%      4.81%        5.28%

     Returns After Taxes on Distributions            3.89%      4.80%        5.26%

     Returns After Taxes on Distributions and Sale
     of Fund Shares                                  3.79%      4.73%        5.16%
-----------------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index 1
(reflects no deduction for fees, expenses or taxes)  5.45%      5.92%        6.38%         Since 7/31/94
-----------------------------------------------------------------------------------------------------------

1 The Lehman 7-Year Municipal Bond Index is a broad based total return index.
  The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

See page 100 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                      INTERMEDIATE TAX EXEMPT   MICHIGAN INTERMEDIATE
                                            BOND FUND            MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)                 None                     None
    Imposed on Purchases (as a
    percentage of offering price)
-------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                None                     None
-------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                 None                     None
-------------------------------------------------------------------------------------
Redemption Fee (as a percentage of              None                     None
amount redeemed, if applicable)
-------------------------------------------------------------------------------------
Exchange Fee                                    None                     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 1                     0.55%                    0.55%
-------------------------------------------------------------------------------------
Distribution
(12b-1) Fees 2                                 0.05%                    0.05%
-------------------------------------------------------------------------------------
Other Expenses 3                               0.14%                    0.14%
-------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 1,3                         0.74%                    0.74%
-------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                        OHIO INTERMEDIATE TAX EXEMPT  PENNSYLVANIA INTERMEDIATE
                                                 BOND FUND               MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)                    None                          None
    Imposed on Purchases (as a
    percentage of offering price)
-----------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge
    (Load) (as a percentage of net
    asset value)                                   None                          None
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                    None                          None
-----------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of                 None                          None
amount redeemed, if applicable)
-----------------------------------------------------------------------------------------------
Exchange Fee                                       None                          None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees 1                        0.55%                         0.55%
-----------------------------------------------------------------------------------------------
Distribution
(12b-1) Fees 2                                    0.05%                         0.05%
-----------------------------------------------------------------------------------------------
Other Expenses 3                                  0.14%                         0.16%
-----------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses 1,3                            0.74%                         0.76%
-----------------------------------------------------------------------------------------------

1 The Adviser waived a portion of its advisory fees for each Fund during the last fiscal year. After these fee waivers, each Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses were as follows:

                                                   ADVISORY          TOTAL
  FUND                                               FEES           EXPENSES
  Intermediate Tax Exempt Bond Fund                 0.40%             0.60%
  Michigan Intermediate Municipal Bond Fund         0.40%             0.60%
  Ohio Intermediate Tax Exempt Bond Fund            0.40%             0.60%
  Pennsylvania Intermediate Municipal Bond Fund     0.40%             0.65%

  The Adviser expects to continue waiving a portion of its advisory fees for the Funds during the remainder of the current fiscal year. After these fee waivers, each Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be:

                                                 ADVISORY          TOTAL
  FUND                                             FEES           EXPENSES
  Intermediate Tax Exempt Bond Fund               0.40%            0.59%
  Michigan Intermediate Municipal Bond Fund       0.40%            0.59%
  Ohio Intermediate Tax Exempt Bond Fund          0.40%            0.59%
  Pennsylvania Intermediate Municipal Bond Fund   0.40%            0.61%

  These fee waivers are voluntary and may be revised or discontinued at any time.

2 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class I
  Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.
3 Other Expenses have been restated to reflect current expenses, resulting in a restatement also of Total Annual Fund Operating Expenses.

For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

EXAMPLES

These Examples are intended to help you compare the cost of investing in Armada Tax Free Bond Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------
INTERMEDIATE TAX EXEMPT BOND FUND           $76      $237       $411      $918
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND   $76      $237       $411      $918
OHIO INTERMEDIATE TAX EXEMPT BOND FUND      $76      $237       $411      $918
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND    $78      $243       $422      $942
FUND

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Funds invest. The Aggressive Allocation and Conservative Allocation Funds indirectly may be subject to the risks applicable to the Underlying Armada Funds in which they may invest (i.e., the Armada International Equity, Armada Large Cap Growth, Armada Large Cap Value, Armada Small Cap Growth, Armada Small Cap Value, Armada Bond, Armada Intermediate Bond and Armada Money Market Funds). See "Information About the Underlying Armada Money Market Fund" on page XX_ for information about the principal investment strategies and risks for the Armada Money Market Fund, which is offered for sale in a separate prospectus. The following chart indicates the specific types of investments in which each Fund primarily invests.

                                                    Fixed                 High-Yield               Asset-     Mortgage-
                           Equity   Converitible    Income    Government Lower-Rated  Municipal    Backed      Backed      Foreign
                         Securities  Securities   Securities  Securities  Securities  Securities  Securities  Securities  Securities
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA INTERNATIONAL     X                                                                                                 X
    EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA LARGE CAP CORE
    EQUITY FUND              X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA LARGE CAP
    GROWTH FUND              X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA LARGE CAP VALUE
    FUND                     X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA MID CAP GROWTH
    FUND                     X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA MID CAP VALUE
    FUND                     X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA S&P 500 INDEX
    FUND                     X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA SMALL CAP CORE
    FUND                     X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA SMALL CAP
    GROWTH FUND              X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA SMALL CAP VALUE
    FUND                     X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA TAX MANAGED
    EQUITY FUND              X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA AGGRESSIVE
    ALLOCATION FUND          X                       X            X                                  X            X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA BALANCED
    ALLOCATION FUND          X          X            X            X                                  X            X           X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA CONSERVATIVE
    ALLOCATION FUND          X                       X            X                                  X            X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA BOND FUND                                 X            X                                  X            X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA GOVERNMENT                                X            X                                  X            X
    MORTGAGE FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                    Fixed                 High-Yield               Asset-     Mortgage-
                           Equity   Converitible    Income    Government Lower-Rated  Municipal    Backed      Backed      Foreign
                         Securities  Securities   Securities  Securities  Securities  Securities  Securities  Securities  Securities
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA INTERMEDIATE
    BOND FUND                                         X          X                                   X            X           X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA LIMITED
    MATURITY BOND FUND                                X          X                                   X            X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA TOTAL RETURN
    ADVANTAGE FUND                                    X          X           X                       X            X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA ULTRA SHORT
    BOND FUND                                         X          X                                   X            X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA INTERMEDIATE
    TAX EXEMPT BOND FUND                              X                                   X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA MICHIGAN
    INTERMEDIATE MUNICIPAL
    BOND FUND                                         X                                   X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA OHIO
    INTERMEDIATE TAX
    EXEMPT BOND FUND                                  X                                   X
------------------------------------------------------------------------------------------------------------------------------------
    ARMADA PENNSYLVANIA
    INTERMEDIATE MUNICIPAL
    BOND FUND                                         X                                   X
------------------------------------------------------------------------------------------------------------------------------------

EQUITY SECURITIES
Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Equity Funds may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

CONVERTIBLE SECURITIES
Convertible securities have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

FIXED INCOME SECURITIES
The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

GOVERNMENT SECURITIES
As part of their principal investment strategies, each of the Armada Balanced Allocation Fund, Armada Bond Fund, Armada Intermediate Bond Fund, Armada Limited Maturity Bond Fund, Armada Ultra Short Bond Fund and Armada Total Return Advantage Fund may invest in securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks, including:

o High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
o The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
o Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.
o The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

MUNICIPAL SECURITIES
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

FOREIGN SECURITIES
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign securities denominated in foreign currencies involve additional risks, including:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

o A Fund may incur substantial costs in connection with conversions between various currencies.

o A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.


THE FUND OF FUNDS STRUCTURE OF THE AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS

Each of the Aggressive Allocation and Conservative Allocation Funds is structured as a "fund of funds," which means that each Fund attempts to implement its investment strategies by investing in Underlying Armada Funds.

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. The Adviser constructs and maintains asset allocation strategies for the Funds. The degree to which a Fund is invested in the particular market segments and/or asset classes represented by the Underlying Armada Funds varies, as does the investment risk and reward potential represented by each Fund. Because of the historical lack of correlation between various asset classes, an investment in the Funds may reduce an investor's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, the Adviser focuses on three key principles: asset allocation, portfolio structure, and continuous Fund management. Asset allocation across appropriate asset classes (i.e., the Underlying Armada Funds) is the central theme of Armada's investment philosophy. The Adviser seeks to reduce risk by investing in Underlying Armada Funds that are diversified within each asset class. Finally, the Adviser regularly rebalances to ensure that the appropriate mix of assets is constantly in place.

Each Fund reserves the ability to convert from the fund of funds structure in the future and to invest directly in the types of securities in which the Underlying Armada Funds invest. Shareholders will be notified in advance before the structure of a Fund is changed.

You may invest in the Underlying Armada Funds directly. By investing in the Underlying Armada Funds indirectly through the Funds, you will incur not only a proportionate share of the expenses of the Underlying Armada Funds held by the Funds, but also expenses of the Funds.

Each Underlying Armada Fund other than the Armada Money Market Fund is offered for sale by and described in this prospectus. Please see the following section for a description of the Armada Money Market Fund, which is offered for sale by a separate prospectus.

INFORMATION ABOUT THE UNDERLYING ARMADA MONEY MARKET FUND

The Armada Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests in a variety of high quality money market securities, including certificates of deposit and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (NRSROs).

The Adviser also invests in securities issued or guaranteed by the U.S. government or its agencies (government obligations) and repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by an NRSRO in the highest two rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

An investment in the Fund carries the following principal risks:

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. U.S. government securities are considered to be among the safest investments and historically carry minimal credit risk. However, while obligations issued by some U.S. government agencies and instrumentalities, such as GNMA, are backed by the credit of the U.S. Treasury, others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003.

-------------------------------------------------------------------
CLASS I SHARES                  1 YEAR    5 YEARS     10 YEARS
-------------------------------------------------------------------
Armada Money Market Fund        0.78%      3.44%       4.26%
-------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described earlier in this prospectus in the "Principal Investment Strategies" section for each Fund are those that we use under normal circumstances. Each Fund (except the Aggressive Allocation and Conservative Allocation Funds) also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Funds.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

In fulfilling the 80% investment requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of a Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Funds invest. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

Each Equity Fund may invest in foreign securities. The International Equity Fund invests in foreign securities as part of its principal investment strategy. The S&P 500 Index Fund will only invest in foreign securities if they are included in the S&P 500 Composite Price Index. Each other Equity Fund may invest in foreign securities, but these Funds do not use such investments as part of their principal investment strategies.

Armada has obtained an order from the SEC that allows the Funds to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by Armada. A Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets. The Aggressive Allocation and Conservative Allocation Funds' investments in money market funds offered by Armada are limited to investments in the Armada Money Market Fund, in accordance with each such Fund's investment policies.

INVESTOR PROFILES

The table below provides information concerning the type of investor who might want to invest in each of the Funds. It is meant as a general guide only. Because they use different investment strategies, the Funds carry different levels of share price volatility. TAX EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS AND THE BENEFITS OF THE TAX EXEMPTION CANNOT BE REALIZED IN A TAX-DEFERRED ACCOUNT. Please consult your financial adviser for help in deciding which Fund is right for you.

                                  EQUITY FUNDS
--------------------------------------------------------------------------------
FUND                                       MAY BE APPROPRIATE FOR . . .
--------------------------------------------------------------------------------
International Equity Fund                  Investors seeking capital
                                           appreciation who are willing to
                                           accept the risks of investing in a
                                           fund that invests primarily in common
                                           stocks of foreign companies
--------------------------------------------------------------------------------
Large Cap Core Equity Fund                 Investors seeking capital
                                           appreciation who are willing to
                                           accept the risks of investing in a
                                           fund that invests primarily in common
                                           stocks
--------------------------------------------------------------------------------
Large Cap Growth Fund                      Investors seeking capital
                                           appreciation who are willing to
                                           accept the risks of investing in a
                                           fund that invests primarily in common
                                           stocks of large cap companies
--------------------------------------------------------------------------------
Large Cap Value Fund                       Investors seeking capital
                                           appreciation who are willing to
                                           accept the risks of investing in a
                                           fund that invests primarily in
                                           value-oriented common stocks of large
                                           cap companies
--------------------------------------------------------------------------------
Mid Cap Growth Fund                        Investors seeking capital
                                           appreciation who are willing to
                                           accept the risks of investing in a
                                           fund that invests primarily in
                                           growth-oriented common stocks of mid
                                           cap companies
--------------------------------------------------------------------------------
Mid Cap Value Fund                         Investors seeking capital
                                           appreciation who are willing to
                                           accept the risks of investing in a
                                           fund that invests primarily in
                                           value-oriented common stocks of mid
                                           cap companies

--------------------------------------------------------------------------------
S&P 500 Index Fund                         Investors seeking returns similar to
                                           those of the S&P 500 Composite Stock
                                           Price Index who are willing to accept
                                           the risks of investing in a fund that
                                           invests primarily in common stocks
--------------------------------------------------------------------------------
Small Cap Core Fund                        Investors seeking capital
                                           appreciation who are willing to
                                           accept the risks of investing in a
                                           fund that invest primarily in common
                                           stock of small cap companies
--------------------------------------------------------------------------------
Small Cap Growth Fund                      Investors seeking capital
                                           appreciation who are willing to
                                           accept the risks of investing in a
                                           fund that invests primarily in
                                           growth-oriented common stocks of
                                           small cap companies
--------------------------------------------------------------------------------
Small Cap Value Fund                       Investors seeking capital
                                           appreciation who are willing to
                                           accept the risks of investing in a
                                           fund that invests primarily in
                                           value-oriented common stocks of small
                                           cap companies
--------------------------------------------------------------------------------
Tax Managed Equity Fund                    Investors seeking capital
                                           appreciation who want to maximize
                                           after-tax returns and who are willing
                                           to accept the risks of investing in a
                                           fund that invests primarily in common
                                           stocks
--------------------------------------------------------------------------------

                             ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
FUND                                       MAY BE APPROPRIATE FOR . . .
--------------------------------------------------------------------------------
Aggressive Allocation Fund                 Investors seeking capital growth with
                                           the potential for above average total
                                           returns (as measured by the returns
                                           of the S&P 500 Composite Stock Price
                                           Index) who are willing to accept the
                                           risks of investing in a fund that may
                                           allocate a high percentage of its
                                           assets in Underlying Armada Funds
                                           that focus their investments in
                                           equity securities
--------------------------------------------------------------------------------
Balanced Allocation Fund                   Investors seeking broad
                                           diversification by asset class and
                                           style to manage risk and provide the
                                           potential for above average total
                                           returns (as measured by the returns
                                           of the S&P 500 Composite Stock Price
                                           Index and the Lehman U.S. Aggregate
                                           Bond Index)
--------------------------------------------------------------------------------
Conservative Allocation Fund               Investors seeking current income with
                                           the potential for above average total
                                           returns (as measured by the returns
                                           of the Lehman U.S. Aggregate Bond
                                           Index) who are willing to accept the
                                           risks of investing in a fund that may
                                           allocate a high percentage of its
                                           assets in Underlying Armada Funds
                                           that focus their investments in fixed
                                           income securities
--------------------------------------------------------------------------------

                               FIXED INCOME FUNDS
--------------------------------------------------------------------------------
FUND                                       MAY BE APPROPRIATE FOR . . .
--------------------------------------------------------------------------------

Bond Fund                                  Investors seeking current income who
                                           are willing to accept the risks of
                                           investing in a fund that invests
                                           primarily in fixed income securities

--------------------------------------------------------------------------------
Government Mortgage Fund                   Investors seeking current income who
                                           are interested in the lower credit
                                           risk associated with a fund that
                                           invests primarily in U.S. government
                                           fixed income securities
--------------------------------------------------------------------------------
Intermediate Bond Fund                     Investors seeking current income who
                                           are willing to accept the risks of
                                           investing in a fund that invests
                                           primarily in intermediate term fixed
                                           income securities
--------------------------------------------------------------------------------
Limited Maturity Bond Fund                 Investors seeking current income who
                                           are seeking to minimize share price
                                           volatility relative to our other
                                           fixed income funds and who are
                                           willing to accept the risks of
                                           investing in a fund that invests
                                           primarily in shorter term fixed
                                           income securities
--------------------------------------------------------------------------------
Total Return Advantage Fund                Investors seeking total return with
                                           less share price volatility than a
                                           fund that invests primarily in equity
                                           securities who are willing to accept
                                           the risks of investing in a fund that
                                           invests primarily in fixed income
                                           securities
--------------------------------------------------------------------------------
Ultra Short Bond Fund                      Investors seeking high current income
                                           but who desire the relative safety of
                                           investing in a fund that invests
                                           primarily in shorter term investment
                                           quality debt securities
--------------------------------------------------------------------------------

                               TAX-FREE BOND FUNDS
--------------------------------------------------------------------------------
FUND                                       MAY BE APPROPRIATE FOR . . .

--------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund          Investors seeking current income
                                           exempt from federal income tax who
                                           are willing to accept moderate share
                                           price volatility
--------------------------------------------------------------------------------
Michigan Intermediate Municipal Bond Fund  Investors seeking current income exempt from federal and Michigan
                                           income taxes who are willing to
                                           accept moderate share price
                                           volatility
--------------------------------------------------------------------------------
Ohio Intermediate Tax Exempt Bond Fund     Investors seeking current income
                                           exempt from federal and Ohio income
                                           taxes who are willing to accept
                                           moderate share price volatility
--------------------------------------------------------------------------------
Pennsylvania Intermediate                  Investors seeking current income
Municipal Bond Fund                        exempt from federal and
                                           Pennsylvania income taxes who are
                                           willing to accept moderate share
                                           price volatility
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND INVESTMENT TEAMS

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of March 31, 2004, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Trustees of Armada supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

INVESTMENT SUB-ADVISER

Investment Counselors, a SEC-registered investment adviser, serves as Sub-Adviser to the Armada Small Cap Core Fund. Investment Counselors, founded in 1968, is an investment management firm that provides investment supervisory services to its clients. Investment Counselors is a wholly owned subsidiary of National City Bank. Investment Counselors is located at 100 South Brentwood, Suite 100, St. Louis, Missouri, 63105. As of March 31, 2004, Investment Counselors managed over $475 million in assets.

As Sub-Adviser, Investment Counselors assists the Adviser in providing a continuous investment program for the Armada Small Cap Core Fund. For its services, Investment Counselors will receive investment sub-advisory fees from the Adviser at an annualized rate of 0.50% of the average daily net assets of the Fund.

SUB-ADVISER'S INVESTMENT PERFORMANCE

Although the Armada Small Cap Core Fund has no prior performance history, the small cap equity team at Investment Counselors has substantial experience in managing accounts that focus on small cap issuers. Investment Counselors manages separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Armada Small Cap Core Fund.

The tables below show the annual returns and long-term performance record established by Investment Counselors while managing client accounts. Please note that the performance results shown are those of Investment Counselors and not the investment results of the Armada Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

The Armada Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which are paid by clients directly. The overall expenses of the Sub-Adviser's client accounts are generally lower than those experienced by Fund shareholders and, therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

INVESTMENT COUNSELORS SMALL CAP EQUITY COMPOSITE PERFORMANCE RESULTS
----------------- ----------- ------------ ----------- ------------- ----------------- ------------ -----------
      Year        Annual        Russell      Number     Composite    Total Assets at   Percentage     Total
(as of December   Total       2000 Index       of       Dispersion    End of Period      of Firm       Firm
      31)         Return (%)      (%)      Portfolios      (%)          (millions)       Assets       Assets
----------------- ----------- ------------ ----------- ------------- ----------------- ------------ -----------
      1994          -3.9         -1.8          2           0.94           $26.0           0.28         $91.3
      1995          26.0         28.4          2           0.00           $35.0           0.26        $136.4
      1996          23.9         16.5          1           0.00           $41.0           0.08        $521.4
      1997          27.9         22.3          2           0.00           $62.0           0.12        $512.2
      1998           4.9         -2.6          3           0.32           $68.0           0.11        $592.1
      1999          11.9         21.3          2           0.22           $65.4           0.11        $591.0
      2000           3.4         -3.0          2           0.16           $36.4           0.07        $527.3
      2001          -4.6          2.5          2           0.06           $34.5           0.09        $405.4
      2002         -15.1        -20.5          3           0.15           $29.3           0.08        $350.9
      2003          52.2         47.3          3           2.06            $2.4           0.01        $459.5
----------------- ----------- ------------ ----------- ------------- ----------------- ------------ -----------

ANNUALIZED RETURNS (AS OF DECEMBER 31, 2003)

                          INVESTMENT COUNSELORS
                        SMALL CAP EQUITY COMPOSITE       RUSSELL 2000 INDEX
1 Year                            52.2%                        47.3%
5 Year                             7.4%                         7.1%
10 Year                           11.1%                         9.5%


NOTES:

1. Investment Counselors is an investment management firm that provides investment supervisory services to its clients. Investment Counselors is an equity, fixed income and balanced portfolio investment manager that invests solely in U.S.-based securities.
2. Investment Counselors has prepared and presented the above data in compliance with the AIMR Performance Presentation Standards (AIMR-PPS(TM)), the U.S. and Canadian version of Global Investment Performance Standards (GIPS(TM)). AIMR has not been involved in the preparation or review of this data or with Investment Counselors' claim of compliance. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.
3. The results shown above are of all discretionary, fee-paying accounts with investment objectives, policies and strategies substantially similar to those of the Armada Small Cap Core Fund and include both active and closed accounts.
4. Performance figures are presented net of investment management and brokerage fees, and are negatively affected by the amount of the fees. Investment Counselors' Small Cap Equity average weighted annual management fee is 0.50% of average net assets.
5. There have been no changes in personnel responsible for the investment management process of this composite and no alteration of the composite for any reason. No selective periods of performance have been utilized. Results from all accounts have been continuous from the first full month under Investment Counselors' management to present or last full month under Investment Counselors' management. Composites are valued on a monthly basis and are geometrically linked. Valuations and returns are computed and stated in U.S. Dollars and are computed using a time-weighted rate of return. The composite is asset weighted using beginning-of-period weightings. Accrual accounting is used for fixed income securities. Trade date is used for the valuation. Leverage and derivatives were not used in the portfolios included in the composite.

6. Investment Counselors' Small Cap Equity Composite was created on December 31, 1993. The composite is defined to include three (3) fee-paying, discretionary accounts over $500,000 that are managed according to the small cap equity strategy, and does not include wrap-fee accounts. As of December 31, 2003 the composite had $2.4 million in total assets. Investment Counselors' Small Cap Equity Composite results are of 40% of all Investment Counselors' small cap equity portfolios and represent less than 1% of Investment Counselors' total firm assets and of Investment Counselors' discretionary accounts. A complete list of composites and description of Investment Counselors' composites and presentations that adhere to the AIMR-PPS(TM)standards is available upon request by contacting Lisa Teter at LTETER@INVESTMENTCOUNSELORS.COM or by calling (314) 587-7734.
7. AIMR standard composites represent 100% of discretionary and 99.5% of total firm assets.
8. The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented with the composite for the full year.
9. Past performance is no guarantee of future results. Products and services offered by Investment Counselors are subject to investment risks, including the possible loss of the principal invested. Products and services offered by Investment Counselors are not insured by the FDIC and are not deposits or other obligations of National City Bank, and are not guaranteed by National City Bank.

The table below shows the Adviser's management teams responsible for each Fund as well as the advisory fees (after fee waivers) the Adviser received for each Fund for the fiscal period ended May 31, 2003.

------------------------------------------ ------------------------------------- -----------------------------------
                                                                                      ADVISORY FEES PAID AS A
                                                                                       PERCENTAGE OF AVERAGE
                                                                                   NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                  MANAGEMENT TEAM                               ENDED MAY 31, 2003
------------------------------------------ ------------------------------------- -----------------------------------
International Equity Fund                  International Equity Investment                      1.15%
                                           Management Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Equity Investment Management
Large Cap Core Equity Fund                 Team                                                 0.75%
------------------------------------------ ------------------------------------- -----------------------------------
                                           Equity Investment Management
Large Cap Growth Fund                      Team                                                 0.75%
------------------------------------------ ------------------------------------- -----------------------------------
                                           Value Equity Investment Management
Large Cap Value Fund                       Team                                                 0.75%
------------------------------------------ ------------------------------------- -----------------------------------
                                           Growth Equity Investment Management
Mid Cap Growth Fund                        Team                                                 1.00%
------------------------------------------ ------------------------------------- -----------------------------------
                                           Value Equity Investment Management
Mid Cap Value Fund                         Team                                                 1.00% 1
------------------------------------------ ------------------------------------- -----------------------------------
                                           Core Equity Investment Management
S&P 500 Index Fund                         Team                                                 0.20%
------------------------------------------ ------------------------------------- -----------------------------------
                                           Core Equity Investment Management
                                           Team, Investment Counselors
Small Cap Core Fund                        (sub-adviser)                                        1.00% 1
------------------------------------------ ------------------------------------- -----------------------------------
                                           Growth Equity Investment Management
Small Cap Growth Fund                      Team                                                 1.00%
------------------------------------------ ------------------------------------- -----------------------------------
                                           Value Equity Investment Management
Small Cap Value Fund                       Team                                                 1.00%
------------------------------------------ ------------------------------------- -----------------------------------
                                           Growth Equity Investment Management
Tax Managed Equity Fund                    Team                                                 0.75%
------------------------------------------ ------------------------------------- -----------------------------------
Aggressive Allocation Fund                 Asset Allocation Investment                          0.00%
                                           Management Team
------------------------------------------ ------------------------------------- -----------------------------------
Balanced Allocation Fund                   Asset Allocation Investment                          0.75%
                                           Management Team
------------------------------------------ ------------------------------------- -----------------------------------
                                           Asset Allocation Investment
Conservative Allocation Fund               Management Team                                      0.00%
------------------------------------------ ------------------------------------- -----------------------------------
Bond Fund                                  Taxable Fixed Income Management Team                 0.55%
------------------------------------------ ------------------------------------- -----------------------------------
Government Mortgage Fund                   Taxable Fixed Income Management Team                 0.55%
------------------------------------------ ------------------------------------- -----------------------------------
Intermediate Bond Fund                     Taxable Fixed Income Management Team                 0.40%
------------------------------------------ ------------------------------------- -----------------------------------
Limited Maturity Bond Fund                 Taxable Fixed Income Management Team                 0.35%
------------------------------------------ ------------------------------------- -----------------------------------
Total Return Advantage Fund                Taxable Fixed Income Management Team                 0.40%
------------------------------------------ ------------------------------------- -----------------------------------
Ultra Short Bond Fund                      Taxable Fixed Income Management Team                 0.40% 1
------------------------------------------ ------------------------------------- -----------------------------------
Intermediate Tax Exempt Bond Fund          Municipal Fixed Income Team                          0.40%
------------------------------------------ ------------------------------------- -----------------------------------
Michigan Intermediate Municipal Bond Fund  Municipal Fixed Income Team                          0.40%
------------------------------------------ ------------------------------------- -----------------------------------
Ohio Intermediate Tax Exempt Bond Fund     Municipal Fixed Income Team                          0.40%
------------------------------------------ ------------------------------------- -----------------------------------

                                     -117-

------------------------------------------ ------------------------------------- -----------------------------------
                                                                                      ADVISORY FEES PAID AS A
                                                                                       PERCENTAGE OF AVERAGE
                                                                                   NET ASSETS FOR THE FISCAL YEAR
FUND NAME                                  MANAGEMENT TEAM                               ENDED MAY 31, 2003
------------------------------------------ ------------------------------------- -----------------------------------
Pennsylvania Intermediate Municipal Bond                                                        0.40%
Fund                                       Municipal Fixed Income Team
------------------------------------------ ------------------------------------- -----------------------------------

1 The Small Cap Core Fund was not in operation during the last fiscal year. The
  Mid Cap Value Fund and Ultra Short Bond Fund were in operation during only a portion of the last fiscal year. The fees shown represent the contractual advisory fee rates that each of these Funds is obligated to pay the Adviser.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

CLASS I SHARES HAVE NO SALES CHARGE, NO MINIMUM INITIAL INVESTMENT AND ARE ONLY AVAILABLE TO FINANCIAL INSTITUTIONS.

Class I Shares are for financial institutions investing for their own or their customers' accounts.

From time to time, the Adviser and its affiliates may pay from their own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

The Adviser will monitor each Fund's asset size and, subject to approval by Armada's Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund's strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

Armada has imposed limitations on purchases, exchanges and redemptions to prevent excessive short-term trading by shareholders. Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund's portfolio investments.

GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

Shareholders who violate this policy will be notified of violations of Armada's market timing policies. If a shareholder continues market timing activities after being cited for market timing violations, the account will be closed to new purchases or exchanges of Fund shares.

If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:

o  Reject a purchase or exchange
o Delay payment of immediate cash redemption proceeds for up to seven calendar days
o Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")
o  Limit the amount of any exchange

Armada reserves the right to revise or terminate the exchange privilege at any time, for any reason.

You will be provided 60 days' notice before any material change to the exchange privilege is made.

REDEMPTION FEE

Effective July 15, 2004, the Funds identified below will charge a redemption fee of 2% on proceeds from shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange):

Armada International Equity Fund - Class I
Armada Small Cap Core Fund - Class I
Armada Small Cap Growth Fund - Class I
Armada Small Cap Value Fund - Class I

The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fee will be paid directly to the fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund.

This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. The Fund will act in accordance with its Trading Limits policy as outlined in the "Purchasing, Selling and Exchanging Fund Shares" section of this prospectus pertaining to suspected short-term trading.

The 2% redemption fee will not be charged on the following transactions:

1. Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401,403, 408, 408A and 457 of the Internal Revenue Code and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2. Redemptions requested within 30 days following the death or post-purchase disability of the shareholder;

3. Redemptions initiated by a fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a fund);

4. Shares acquired through the reinvestment of distributions (dividends and capital gains); and

5. Redemptions in omnibus accounts -- including those of affiliates of the Adviser -- where redemptions cannot be tracked to the individual shareholder.


HOW TO PURCHASE FUND SHARES
                                NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT
TELEPHONE                       Call our Investor Services Line to obtain     Call our Investor Services Line
1-800-622-FUND (3863)           an application.                               to purchase additional shares.

MAIL                            Complete an application and mail it along     Make your check payable to
                                with a check payable, in U.S. dollars, to     "Armada Funds (Fund Name)."
                                "Armada Funds (Fund Name)."                   Please include your account
                                                                              number on your check and mail it
                                   Armada Funds                               to the address at the left.
                                   P.O. Box 8421
                                   Boston, MA  02266-8421

                                For overnight delivery mail to:

                                   Boston Financial Data Services
                                   Attn:  Armada Funds
                                   66 Brooks Drive
                                   Braintree, MA  02184

                                Armada cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).

                                     -120-

                                NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT
WIRE                            To purchase shares by wire, call              Call 1-800-622-FUND (3863) prior
                                1-800-622-FUND (3863) to set up your          to sending the wire in order to
                                account to accommodate wire transactions      obtain a confirmation number and
                                and to receive a wire control number to be    to ensure prompt and accurate
                                included in the body of the wire.  Ask your   handling of funds.  Ask your bank
                                bank to transmit immediately available        to transmit immediately available
                                funds by wire in the amount of your           funds by wire as described at the
                                purchase to:                                  left.  Please include your
                                                                              account number.
                                   State Street Bank and Trust Company
                                   ABA #011000028                             Armada and its transfer agent are
                                   Account 99052755 Credit Armada Funds       not responsible for the
                                   (Account Registration)                     consequences of delays resulting
                                   (Account Number)                           from the banking or Federal
                                   (Wire Control Number)                      Reserve Wire system, or from
                                                                              incomplete wiring instructions.
                                   Note: Your bank may charge you a fee
                                   for this service.

                                Armada and its transfer agent are not
                                responsible for the consequences of delays resulting from the banking or Federal Reserve
                                Wire system, or from incomplete wiring
                                instructions.

FINANCIAL INTERMEDIARY          You may buy shares through accounts with      Please refer to New Account Set
                                brokers or other financial institutions       Up to the left.
                                that are authorized to place trades in Fund
                                shares for their customers.  If you invest
                                through an authorized institution, you will
                                have to follow its procedures.  Your broker
                                or institution may charge a fee for its
                                services, in addition to the fees charged
                                by Armada.  Address correspondence or
                                questions regarding a Fund to your
                                institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares cannot be purchased by wire transactions on days when banks are closed.

Armada may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders.

The price per share (the offering price) will be the NAV next determined after a Fund receives your purchase order. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

Our Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

SALES CHARGES

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following the procedures established when they opened their account or accounts.

TELEPHONE
1-800-622-FUND (3863)
Call with the account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record. All redemptions must follow the procedures established when the account or accounts were established (see page 114 "How to Purchase Fund Shares").

FINANCIAL INTERMEDIARY
Contact your broker or institution to redeem your shares. Your broker or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The sale price of each share will be the next NAV determined after the Fund receives your request.

If you recently changed your address on your account, redemption proceeds will not be available until after 10 business days without a signature guarantee.

SIGNATURE GUARANTEE

The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors -- these include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption request. Your proceeds can be wired to your bank account or sent to you by check. Armada does not charge a fee to wire your funds; however, your institution may charge a fee.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Armada Tax Managed Equity Fund may fund redemptions of $1 million or more with appreciated securities rather than cash.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Armada may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d)      an emergency exists, as determined by the SEC, as a result of which:
         (i) disposal by Armada of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Armada to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class I Shares of one Armada Fund for Class I Shares of another Armada Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Armada's transfer agent is 4:00 p.m. Eastern Time.

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of exchange into a new or existing account (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

MAIL
Indicate which existing Fund you would like to transfer (you may only exchange within the same share class) and mail to the following address:

         Armada Funds
         P.O. Box 8421
         Boston, MA  02266-8421

For overnight delivery mail to:

         Boston Financial Data Services
         Attn:  Armada Funds
         66 Brooks Drive
         Braintree, MA  02184

The minimum exchange amount is $500.

FINANCIAL INTERMEDIARY
Contact your broker or institution. Your broker or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Armada to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Armada. To the extent permitted by applicable law, Armada reserves the right to place limits on transactions in your account until your identity is verified.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan with respect to Class I Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class I Shares. However, actual distribution fees for Class I Shares are expected to be no more than: (i) 0.005% with respect to the S&P 500 Index Fund; (ii) 0.02% with respect to the Mid Cap Value Fund and Ultra Short Bond Fund; and (iii) 0.05% with respect to each other Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The following Funds distribute income at least annually:

         Armada International Equity Fund
         Armada Mid Cap Value Fund
         Armada Small Cap Core Fund
         Armada Small Cap Growth Fund
         Armada Small Cap Value Fund

The following Funds distribute income quarterly:

         Armada Large Cap Core Equity Fund
         Armada Large Cap Growth Fund
         Armada Large Cap Value Fund
         Armada Mid Cap Growth Fund
         Armada S&P 500 Index Fund
         Armada Tax Managed Equity Fund
         Armada Aggressive Allocation Fund
         Armada Balanced Allocation Fund

The following Funds distribute income monthly:

         Armada Conservative Allocation Fund
         Armada Bond Fund
         Armada Government Mortgage Fund
         Armada Intermediate Bond Fund
         Armada Limited Maturity Bond Fund
         Armada Total Return Advantage Fund
         Armada Ultra Short Bond Fund
         Armada Intermediate Tax Exempt Bond Fund
         Armada Michigan Intermediate Municipal Bond Fund
         Armada Ohio Intermediate Tax Exempt Bond Fund
         Armada Pennsylvania Intermediate Municipal Bond Fund

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive a distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at WWW.ARMADAFUNDS.COM, or by notifying Armada in writing prior to the date of the distribution. Your election will be effective for distributions paid the next day if done through the Internet or after Armada receives your written notice.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Certain other distributions paid by the Funds to individual shareholders may also be taxable to you as long-term capital gain, subject to certain requirements. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualifying dividends"), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. However, if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. The amount of a Fund's distributions that are qualifying dividends may be reduced as a result of a Fund's securities lending activities. This is because any dividends paid on securities while on loan will not be deemed to have been received by a Fund, and the equivalent amount paid to the Fund by the borrower of the securities will not be deemed to be a qualifying dividend. In general, long-term capital gains and dividends are taxed at a maximum rate of 15%. Fund distributions (other than exempt-interest dividends discussed below) attributable to short-term capital gains and ordinary income will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Funds generally use tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

It is expected that the Armada International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Armada International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

The Armada Intermediate Tax Exempt Bond Fund, Armada Michigan Intermediate Municipal Bond Fund, Armada Ohio Intermediate Tax Exempt Bond Fund, and Armada Pennsylvania Intermediate Municipal Bond Fund (the "Tax Free Bond Funds") anticipate that substantially all of their income dividends will be attributable to "exempt interest dividends," which are exempt from federal income taxes. However, some dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Free Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Free Bond Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Armada Pennsylvania Intermediate Municipal Bond Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. The Armada Ohio Intermediate Tax Exempt Bond Fund intends to distribute income that is exempt from Ohio personal income taxes. The Armada Michigan Intermediate Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

Except for the financial highlights for the semi-annual period ended November 30, 2003 and as stated otherwise below, the financial highlights have been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, is included in the annual report dated May 31, 2003 and is incorporated by reference into the Statement of Additional Information.

In June 2000, the Parkstone Bond, U.S. Government Income, Michigan Municipal Bond, and Mid Capitalization Funds were reorganized into the Armada Bond, Government Mortgage, Michigan Intermediate Municipal Bond, and Mid Cap Growth Funds, respectively. In connection with this reorganization, each of these Armada Funds adopted the financial highlights, financial statements and performance history of its corresponding acquired Parkstone Fund. The Financial Highlights for these Funds for the fiscal year ended May 31, 1999 were audited by the former independent auditors to The Parkstone Group of Funds.

No financial highlights are presented for the Small Cap Core Fund because this Fund had not yet commenced operations as of November 30, 2003.

You can obtain the Funds' annual report and semi-annual report, which contain more performance information, at no charge by calling 1-800-622-FUND (3863).

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated.





                       Net                   Realized                                                                     Ratio of
                      Asset                    and                     Distributions                           Net         Expenses
                      Value,        Net     Unrealized    Dividends      from Net      Net Asset             Assets          to
                    Beginning   Investment     Gain        from Net      Realized       Value,               End of        Average
                       of         Income    (Loss) on     Investment      Capital       End of     Total     Period          Net
                     Period       (Loss)   Investments     Income         Gains         Period    Return+     (000)         Assets
INTERNATIONAL EQUITY FUND
Class I
2003*                 $8.05       $0.02 1     $1.45        $(0.00)        $(0.00)        $9.52     18.26%   $284,191         1.41%
2003                   9.75        0.08 1     (1.75)        (0.03)         (0.00)         8.05    (17.13)    322,284         1.38
2002                  10.89        0.06 1     (1.16)        (0.04)         (0.00)         9.75    (10.09)    517,829         1.34
2001                  15.05        0.03 1     (3.19)        (0.00)         (1.00)        10.89    (22.74)    607,113         1.45
2000                  10.91        0.01        4.23         (0.03)         (0.07)        15.05     38.90     425,328         1.43
1999                  10.86       (0.01)       0.11         (0.05)         (0.00)        10.91      0.95     199,205         1.43
LARGE CAP CORE EQUITY FUND
Class I
2003*                 $9.58       $0.05 1     $1.00        $(0.04)        $(0.00)       $10.59     10.90%   $183,364         0.97%
2003                  10.87        0.10 1     (1.30)        (0.09)         (0.00)         9.58    (10.90)    152,055         0.96
2002                  12.27        0.05 1     (1.15)        (0.04)         (0.26)        10.87     (8.99)    141,177         0.97
2001                  14.88        0.02       (0.71)        (0.00)         (1.92)        12.27     (5.63)    126,203         0.99
2000                  13.75        0.02        1.65         (0.01)         (0.53)        14.88     12.31     141,207         1.00
1999                  11.35       (0.02) 1     2.94         (0.01)         (0.51)        13.75     26.08     145,603         0.98
LARGE CAP GROWTH FUND
Class I
2003*                $17.13       $0.02 1     $1.60        $(0.02)        $(0.00)       $18.73      9.44%   $570,280         0.94%
2003                  19.54        0.06 1     (2.41)        (0.06)         (0.00)        17.13    (12.03)    542,371         0.92
2002                  24.36        0.01 1     (4.62)        (0.00)         (0.21)        19.54    (19.03)    699,863         0.92
2001                  28.89       (0.01) 1    (3.40)        (0.00)         (1.12)        24.36    (12.26)    965,165         0.93
2000                  24.61        0.00 1      4.55         (0.01)         (0.26)        28.89     18.49   1,251,015         0.90
1999                  21.35       (0.03) 1     4.28         (0.00)         (0.99)        24.61     20.16   1,262,154         0.92

                                                         Ratio of
                                                            Net
                                                        Investment
                                                          Income/
                                           Ratio of     (Loss) to
                        Ratio of Net     Expenses to      Average
                         Investment      Average Net    Net Assets
                       Income/(Loss)        Assets        (Before      Portfolio
                         to Average      (Before Fee        Fee        Turnover
                         Net Assets        Waivers)       Waivers)       Rate
INTERNATIONAL EQUITY FUND
Class I
2003*                        0.39%           1.41%          0.39%           54%
2003                         1.06            1.38           1.06            90
2002                         0.63            1.34           0.63            63
2001                         0.21            1.50           0.16           161
2000                         0.06            1.49           0.00           124
1999                         0.12            1.43           0.12            78
LARGE CAP CORE EQUITY FUND
Class I
2003*                        0.96%           0.97%          0.96%           31%
2003                         1.08            0.96           1.08            68
2002                         0.47            0.97           0.47           112
2001                         0.08            1.04           0.03            34
2000                         0.03            1.06          (0.03)           37
1999                        (0.15)           0.98          (0.15)           43
LARGE CAP GROWTH FUND
Class I
2003*                        0.18%           0.94%          0.18%           51%
2003                         0.35            0.92           0.35            65
2002                         0.05            0.92           0.05            52
2001                        (0.03)           0.98          (0.08)           18
2000                         0.01            0.96          (0.05)           25
1999                        (0.11)           0.92          (0.11)           57


* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003 (Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated.

                       Net                   Realized                                                                     Ratio of
                      Asset                    and                     Distributions                           Net         Expenses
                      Value,        Net     Unrealized    Dividends      from Net      Net Asset             Assets          to
                    Beginning   Investment     Gain        from Net      Realized       Value,               End of        Average
                       of         Income    (Loss) on     Investment      Capital       End of     Total     Period          Net
                     Period       (Loss)   Investments     Income         Gains         Period    Return+     (000)         Assets
LARGE CAP VALUE FUND
Class I
2003*                $14.07      $0.11 1      $1.41        $(0.11)        $(0.00)       $15.48     10.86%   $510,400         0.95%
2003                  15.83       0.21 1      (1.73)        (0.21)         (0.03)        14.07     (9.46)    505,108         0.93
2002                  17.39       0.19 1      (0.88)        (0.19)         (0.68)        15.83     (3.84)    743,804         0.92
2001                  16.03       0.25         1.71         (0.28)         (0.32)        17.39     12.67     700,811         0.97
2000                  18.80       0.35        (1.85)        (0.36)         (0.91)        16.03     (7.95)    500,135         0.92
1999                  17.53       0.30         1.50         (0.28)         (0.25)        18.80     10.62     548,361         0.93
MID CAP GROWTH FUND
Class I
2003*                 $5.70      $(0.03) 1    $1.08        $(0.00)        $(0.00)        $6.75     18.44%    $77,602         1.35%
2003                   6.49       (0.05) 1    (0.74)        (0.00)         (0.00)         5.70    (12.17)     74,852         1.30
2002                   8.08       (0.06) 1    (1.53)        (0.00)         (0.00)         6.49    (19.68)    143,328         1.27
2001                  15.84       (0.08) 1    (3.14)        (0.00)         (4.54)         8.08    (23.89)    195,291         1.26
2000                  14.27       (0.12) 1     6.34         (0.00)         (4.65)        15.84     51.90     281,161         1.29
1999                  15.12       (0.14)       1.13         (0.00)         (1.84)        14.27      8.20     319,733         1.32
MID CAP VALUE FUND
Class I
2003*                $10.11       $0.04 1     $1.80        $(0.00)        $(0.00)       $11.95     18.20%    $53,761         1.17%
2003 2                10.00       $0.07 1      0.07         (0.03)         (0.00)        10.11      1.38      36,319         0.93


                                                         Ratio of
                                                            Net
                                                        Investment
                                                          Income/
                                           Ratio of     (Loss) to
                        Ratio of Net     Expenses to      Average
                         Investment      Average Net    Net Assets
                       Income/(Loss)        Assets        (Before      Portfolio
                         to Average      (Before Fee         Fee        Turnover
                         Net Assets        Waivers)       Waivers)       Rate
LARGE CAP VALUE FUND
Class I
2003*                        1.50%           0.95%          1.50%           20%
2003                         1.62            0.93           1.62            34
2002                         1.15            0.92           1.15            39
2001                         1.54            1.02           1.49            67
2000                         2.07            0.98           2.01            40
1999                         2.07            0.93           2.07            19
MID CAP GROWTH FUND
Class I
2003*                       (1.00)%          1.35%         (1.00)%         108%
2003                        (0.92)           1.30          (0.92)           66
2002                        (0.92)           1.27          (0.92)           68
2001                        (0.64)           1.31          (0.69)          191
2000                        (0.75)           1.29          (0.75)          110
1999                        (0.77)           1.32          (0.75)          100
MID CAP VALUE FUND
Class I
2003*                        0.68%           1.17%          0.68%           24%
2003 2                       0.89            1.24           0.58            76


* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) Mid Cap Value Fund Class I commenced operations on July 1, 2002. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003
(Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated


                       Net                   Realized                                                                     Ratio of
                      Asset                    and                     Distributions                           Net         Expenses
                      Value,        Net     Unrealized    Dividends      from Net      Net Asset             Assets          to
                    Beginning   Investment     Gain        from Net      Realized       Value,               End of        Average
                       of         Income    (Loss) on     Investment      Capital       End of     Total     Period          Net
                     Period       (Loss)   Investments     Income         Gains         Period    Return+     (000)         Assets
S&P 500 INDEX FUND
Class I
2003*                 $8.30       $0.06 1     $0.82        $(0.05)         $(0.00)       $9.13     10.69%   $346,462         0.34%
2003                   9.21        0.11 1     (0.91)        (0.11)          (0.00)        8.30     (8.55)    281,426         0.35
2002                  10.84        0.11 1     (1.63)        (0.11)          (0.00)        9.21    (14.11)    311,120         0.33
2001                  12.25        0.11       (1.41)        (0.11)          (0.00)       10.84    (10.64)    332,015         0.36
2000                  11.32        0.13        0.99         (0.13)          (0.06)       12.25      9.92     354,637         0.34
1999 2                10.00        0.11        1.29         (0.08)          (0.00)       11.32     14.16     253,854         0.20
SMALL CAP GROWTH FUND
Class I
2003*                 $7.70      $(0.05) 1    $2.14        $(0.00)         $(0.00)       $9.79     27.14%   $190,727         1.32%
2003                   9.18       (0.06) 1    (1.42)        (0.00)          (0.00)        7.70    (16.12)    156,646         1.29
2002                  11.56       (0.09) 1    (2.29)        (0.00)          (0.00)        9.18    (20.59)    268,485         1.24
2001                  14.91       (0.06) 1    (1.93)        (0.00)          (1.36)       11.56    (14.72)    304,754         1.27
2000                  10.14       (0.04) 1     4.81         (0.00)          (0.00)       14.91     47.04     157,306         1.23
1999                  11.69       (0.03) 1    (1.41)        (0.00)          (0.11)       10.14    (12.36)     80,145         1.27


Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003
(Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated

                                                         Ratio of
                                                            Net
                                                        Investment
                                                          Income/
                                           Ratio of     (Loss) to
                        Ratio of Net     Expenses to      Average
                         Investment      Average Net    Net Assets
                       Income/(Loss)        Assets        (Before      Portfolio
                         to Average      (Before Fee        Fee        Turnover
                         Net Assets        Waivers)       Waivers)       Rate

S&P 500 INDEX FUND
Class I
2003*                        1.40%           0.49%          1.25%            0%
2003                         1.43            0.50           1.28             7
2002                         1.09            0.48           0.94             4
2001                         0.94            0.61           0.69            15
2000                         1.02            0.59           0.77            48
1999 2                       1.38            0.55           1.03             9
SMALL CAP GROWTH FUND
Class I
2003*                       (1.11)%          1.32%         (1.11)%         157%
2003                        (0.92)           1.29          (0.92)          119
2002                        (0.88)           1.24          (0.88)          122
2001                        (0.44)           1.32          (0.49)          174
2000                        (0.28)           1.29          (0.34)          155
1999                        (0.27)           1.27          (0.27)          159


* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) S&P 500 Index Fund Class I commenced operations on July 10, 1998. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003
(Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated

                       Net                   Realized                                                                     Ratio of
                      Asset                    and                     Distributions                           Net         Expenses
                      Value,        Net     Unrealized    Dividends      from Net      Net Asset             Assets          to
                    Beginning   Investment     Gain        from Net      Realized       Value,               End of        Average
                       of         Income    (Loss) on     Investment      Capital       End of     Total     Period          Net
                     Period       (Loss)   Investments     Income         Gains         Period    Return+     (000)         Assets
SMALL CAP VALUE FUND
Class I
2003*                $17.61       $0.05 1     $3.64        $(0.00)         $(0.00)      $21.30     20.95%   $835,917         1.19%
2003                  20.64        0.08 1     (2.18)        (0.09) 2        (0.84)       17.61     (9.69)    773,213         1.20
2002                  19.07        0.10 1      3.38         (0.15)          (1.76)       20.64     19.61     932,705         1.16
2001                  15.15        0.22        4.36         (0.25)          (0.41)       19.07     30.89     549,218         1.20
2000                  13.65        0.27        1.45         (0.22)          (0.00)       15.15     12.87     354,347         1.21
1999                  15.72        0.09       (0.78)        (0.05)          (1.33)       13.65     (3.67)    270,382         1.12
TAX MANAGED EQUITY FUND
Class I
2003*                 $9.37       $0.08 1     $0.94        $(0.08)         $(0.00)      $10.31     10.61%   $134,291         0.98%
2003                  11.08        0.08 1     (1.63)        (0.07)          (0.09)        9.37    (13.94)    137,414         0.95
2002                  12.60        0.04 1     (1.52)        (0.04)          (0.00)       11.08    (11.80)    177,587         0.93
2001                  14.29        0.02       (1.67)        (0.01)          (0.03)       12.60    (11.53)    220,077         0.97
2000                  12.13        0.03        2.16         (0.02)          (0.01)       14.29     18.06     257,548         0.95
1999                   9.93        0.05        2.21         (0.05)          (0.01)       12.13     22.82     241,501         0.83


                                                         Ratio of
                                                            Net
                                                        Investment
                                                          Income/
                                           Ratio of     (Loss) to
                        Ratio of Net     Expenses to      Average
                         Investment      Average Net    Net Assets
                       Income/(Loss)        Assets        (Before      Portfolio
                         to Average      (Before Fee        Fee        Turnover
                         Net Assets        Waivers)       Waivers)       Rate
SMALL CAP VALUE FUND
Class I
2003*                        0.53%           1.19%          0.53%          57%
2003                         0.48            1.20           0.48          127
2002                         0.54            1.16           0.54          106
2001                         1.35            1.25           1.30          128
2000                         1.97            1.27           1.91          120
1999                         0.70            1.12           0.70           79
TAX MANAGED EQUITY FUND
Class I
2003*                        0.84%           0.98%          0.84%           0%
2003                         0.83            0.95           0.83            0
2002                         0.33            0.93           0.33            0
2001                         0.11            1.02           0.06            1
2000                         0.19            1.01           0.13            3
1999                         0.37            1.01           0.19            5


* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) Includes a tax return of capital of $(0.01) for Small Cap Value Fund.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003
(Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated

                       Net                   Realized                                                                     Ratio of
                      Asset                    and                     Distributions                           Net         Expenses
                      Value,        Net     Unrealized    Dividends      from Net      Net Asset             Assets          to
                    Beginning   Investment     Gain        from Net      Realized       Value,               End of        Average
                       of         Income    (Loss) on     Investment      Capital       End of     Total     Period          Net
                     Period       (Loss)   Investments     Income         Gains         Period    Return+     (000)         Assets
AGGRESSIVE ALLOCATION FUND
Class I
2003*                 $8.23       $0.02 1     $0.82        $(0.00)         $(0.00)       $9.07     10.25%     $2,675         0.44%
2003                   9.08        0.02 1     (0.80)        (0.07) 6        (0.00)        8.23     (8.56)      2,361         0.88
2002                   9.95        0.10 1     (0.82)        (0.15) 7        (0.00)        9.08     (7.26)      2,854         1.12
2001 2                10.00        0.02       (0.06)        (0.01)          (0.00)        9.95     (0.36)      2,492         0.38
BALANCED ALLOCATION FUND
Class I
2003*                 $8.44       $0.04 1     $0.75        $(0.05)         $(0.00)       $9.18      9.40%   $128,669         1.08%
2003                   9.01        0.13 1     (0.55)        (0.15)          (0.00)        8.44     (4.58)     20,329         1.09
2002 3                 9.72        0.20 1     (0.71)        (0.20)          (0.00)        9.01     (5.27)    157,660         1.00
2001                  11.68        0.28       (0.42)        (0.27)          (1.55)        9.72     (1.68)    186,724         1.03
2000                  10.31        0.26        1.35         (0.24)          (0.00)       11.68     15.72      69,517         1.01
1999 4                10.00        0.18        0.28         (0.15)          (0.00)       10.31      4.57      85,027         1.06
CONSERVATIVE ALLOCATION FUND
Class I
2003*                 $9.57       $0.08 1     $0.38        $(0.07)         $(0.00)       $9.96      4.81%     $2,941         0.40%
2003                   9.66        0.17 1     (0.07)        (0.19) 8        (0.00)        9.57      1.15       2,820         0.70
2002                  10.04        0.26 1     (0.36)        (0.28)          (0.00)        9.66     (0.97)      2,752         1.02
2001 5                10.00        0.07        0.02         (0.05)          (0.00)       10.04      0.94       2,523         0.37

                                                         Ratio of
                                                            Net
                                                        Investment
                                                          Income/
                                           Ratio of     (Loss) to
                        Ratio of Net     Expenses to      Average
                         Investment      Average Net    Net Assets
                       Income/(Loss)        Assets        (Before      Portfolio
                         to Average      (Before Fee        Fee        Turnover
                         Net Assets        Waivers)       Waivers)       Rate
AGGRESSIVE ALLOCATION FUND
Class I
2003*                        0.44%           0.69%          0.19%          30%
2003                         0.23            1.13          (0.02)          78
2002                         1.15            1.37           0.90           40
2001 2                       1.10            0.76           0.72            5
BALANCED ALLOCATION FUND
Class I
2003*                        0.95%           1.08%          0.95%         110%
2003                         1.63            1.09           1.63          171
2002 3                       2.13            1.00           2.13          106
2001                         2.31            1.08           2.26          161
2000                         2.20            1.07           2.14          182
1999 4                       2.25            1.06           2.25          116
CONSERVATIVE ALLOCATION FUND
Class I
2003*                        1.60%           0.65%          1.35%          20%
2003                         1.83            0.95           1.58           38
2002                         2.68            1.27           2.43           27
2001 5                       3.20            0.75           2.82            5


* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) The Aggressive Allocation Fund Class I commenced operations on March 6, 2001. All ratios for the period have been annualized.
(3) As required, effective June 1, 2001, Balanced Allocation Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. There was no effect on per share data, from these changes, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 2.11% for Class I for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 2.13% for Class I for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(4) Balanced Allocation Fund Class I commenced operations on July 10, 1998. All ratios for the period have been annualized.
(5) Conservative Allocation Fund Class I commenced operations on March 6, 2001. All ratios for the period have been annualized.
(6) Includes a tax return of capital of $(0.07) for Class I for the Aggressive Allocation Fund.
(7) Includes a tax return of capital of $(0.04) for Class I for the Aggressive Allocation Fund.
(8) Includes a tax return of capital of $(0.03) for Class I for the Conservative Allocation Fund.


Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003
(Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated

                       Net                   Realized                                                                     Ratio of
                      Asset                    and                     Distributions                           Net         Expenses
                      Value,        Net     Unrealized    Dividends      from Net      Net Asset             Assets          to
                    Beginning   Investment     Gain        from Net      Realized       Value,               End of        Average
                       of         Income    (Loss) on     Investment      Capital       End of     Total     Period          Net
                     Period       (Loss)   Investments     Income         Gains         Period    Return+     (000)         Assets
BOND FUND**
Class I
2003*                $10.44       $0.20 1    $(0.27)       $(0.20)         $(0.00)      $10.17     (0.71)%  $553,773         0.74%
2003                   9.86        0.48 1      0.56         (0.46)          (0.00)       10.44     10.74     617,012         0.71
2002 2                 9.71        0.56 1      0.14         (0.55)          (0.00)        9.86      7.40     798,688         0.71
2001                   9.37        0.62        0.34         (0.62)          (0.00)        9.71     10.50     842,906         0.72
2000                   9.93        0.59       (0.56)        (0.59)          (0.00)        9.37      0.35     294,308         0.87
1999                  10.25        0.57       (0.30)        (0.57)          (0.02)        9.93      2.70     366,230         0.94
GOVERNMENT MORTGAGE FUND***
Class I
2003*                 $9.58       $0.18 1    $(0.19)       $(0.17)         $(0.00)       $9.40      0.01%   $283,528         0.83%
2003                   9.45        0.39 1      0.19         (0.45)          (0.00)        9.58      6.15     190,678         0.77
2002 3                 9.22        0.50 1      0.22         (0.49)          (0.00)        9.45      7.94     185,755         0.76
2001                   8.77        0.57        0.45         (0.57)          (0.00)        9.22     11.95     155,683         0.79
2000                   9.13        0.56       (0.36)        (0.56)          (0.00)        8.77      2.26     134,250         0.83
1999                   9.27        0.57       (0.14)        (0.57)          (0.00)        9.13      4.73     150,113         0.75


                                                         Ratio of
                                                            Net
                                                        Investment
                                                          Income/
                                           Ratio of     (Loss) to
                        Ratio of Net     Expenses to      Average
                         Investment      Average Net    Net Assets
                       Income/(Loss)        Assets        (Before      Portfolio
                         to Average      (Before Fee        Fee        Turnover
                         Net Assets        Waivers)       Waivers)      Rate 4


BOND FUND**
Class I
2003*                        3.83%           0.74%          3.83%         135%
2003                         4.73            0.71           4.73          213
2002 2                       5.70            0.71           5.70           98
2001                         6.39            0.77           6.34           73
2000                         6.14            0.89           6.12          155
1999                         5.53            1.03           5.44          269
GOVERNMENT MORTGAGE FUND***
Class I
2003*                        3.89%           0.83%          3.89%         138%
2003                         4.09            0.77           4.09          364
2002 3                       5.29            0.76           5.29          219
2001                         6.27            0.84           6.22           78
2000                         6.28            0.94           6.17           74
1999                         6.15            1.09           5.81           53


* For the six months ended November 30, 2003. All ratios for the period have been annualized.
** Effective June 9, 2000, the Parkstone Bond Fund was merged into the Armada Bond Fund. The financial highlights for the periods prior to June 9, 2000 reflect the performance history of the Parkstone Bond Fund. The net asset values at the beginning of each period and the changes in net asset values, including the net asset values at the end of each period listed have been restated to reflect the conversion ratios of .9799154 for Class I on the date of the reorganization.
*** Acquired Armada GNMA Fund on November 21, 2003.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Bond Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began including paydown gains and losses in interest income. This resulted in a $0.01 increase in Net Investment Income Per Share and a $0.01 decrease in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 5.64% for Class I for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 5.70% for Class I for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) As required, effective June 1, 2001, Government Mortgage Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began including paydown gains and losses in interest income. This resulted in a $0.02 decrease in Net Investment Income Per Share and an increase of $0.02 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 5.47% for Class I for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 5.29% for Class I for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(4) Due to its investment strategy each of the Bond and Government Mortgage Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003
(Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated

                       Net                   Realized                                                                     Ratio of
                      Asset                    and                     Distributions                           Net         Expenses
                      Value,        Net     Unrealized    Dividends      from Net      Net Asset             Assets          to
                    Beginning   Investment     Gain        from Net      Realized       Value,               End of        Average
                       of         Income    (Loss) on     Investment      Capital       End of     Total     Period          Net
                     Period       (Loss)   Investments     Income         Gains         Period    Return+     (000)         Assets
INTERMEDIATE BOND FUND
Class I
2003*                $11.09       $0.19 1    $(0.26)       $(0.19)         $(0.00)      $10.83     (0.63)%  $428,544         0.60%
2003                  10.40        0.43 1      0.69         (0.43)          (0.00)       11.09     11.00     418,964         0.58
2002                  10.24        0.55 1      0.16         (0.55)          (0.00)       10.40      7.05     346,788         0.57
2001                   9.90        0.64        0.34         (0.64)          (0.00)       10.24     10.16     345,059         0.59
2000                  10.39        0.64       (0.48)        (0.64)          (0.01)        9.90      1.50     294,998         0.58
1999                  10.59        0.56       (0.14)        (0.56)          (0.06)       10.39      3.98     313,368         0.61


                                                         Ratio of
                                                            Net
                                                        Investment
                                                          Income/
                                           Ratio of     (Loss) to
                        Ratio of Net     Expenses to      Average
                         Investment      Average Net    Net Assets
                       Income/(Loss)        Assets        (Before      Portfolio
                         to Average      (Before Fee        Fee        Turnover
                         Net Assets        Waivers)       Waivers)       Rate
INTERMEDIATE BOND FUND
Class I
2003*                        3.50%           0.75%          3.35%          79%
2003                         4.01            0.73           3.86          129
2002                         5.27            0.72           5.12          141
2001                         6.34            0.79           6.14          133
2000                         6.22            0.79           6.01          201
1999                         5.21            0.75           5.07          256


* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003
(Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated

                       Net                   Realized                                                                     Ratio of
                      Asset                    and                     Distributions                           Net         Expenses
                      Value,        Net     Unrealized    Dividends      from Net      Net Asset             Assets          to
                    Beginning   Investment     Gain        from Net      Realized       Value,               End of        Average
                       of         Income    (Loss) on     Investment      Capital       End of     Total     Period          Net
                     Period       (Loss)   Investments     Income         Gains         Period    Return+     (000)         Assets
LIMITED MATURITY BOND FUND
Class I
2003*                $10.17       $0.14 1    $(0.14)       $(0.14)         $(0.00)      $10.03     (0.07)%  $340,802         0.56%
2003                   9.97        0.32 1      0.22         (0.34)          (0.00)       10.17      5.58     308,986         0.54
2002 2                 9.87        0.49 1      0.10         (0.49)          (0.00)        9.97      6.09     213,322         0.53
2001                   9.70        0.60        0.17         (0.60)          (0.00)        9.87      8.21     190,243         0.55
2000                   9.96        0.57       (0.26)        (0.57)          (0.00)        9.70      3.22      93,652         0.54
1999                  10.06        0.56       (0.05)        (0.56)          (0.05)        9.96      5.14      72,291         0.43
TOTAL RETURN ADVANTAGE FUND
Class I
2003*                $11.01       $0.22 1    $(0.37)       $(0.22)         $(0.00)      $10.64     (1.36)%  $271,103         0.60%
2003                  10.23        0.49 1      0.92         (0.53)          (0.10)       11.01     14.18     241,404         0.58
2002 3                10.02        0.55 1      0.21         (0.55)          (0.00)       10.23      7.76     259,402         0.55
2001                   9.48        0.59        0.54         (0.59)          (0.00)       10.02     12.04     355,344         0.51
2000                   9.99        0.60       (0.45)        (0.60)          (0.06)        9.48      1.78     331,026         0.48
1999                  10.25        0.58       (0.22)        (0.58)          (0.04)        9.99      3.54     328,417         0.45
ULTRA SHORT BOND FUND
Class I
2003*                $10.08       $0.09 1    $(0.05)       $(0.09)         $(0.00)      $10.03      0.35%   $159,026         0.38%
2003 4                10.00        0.09 1      0.08         (0.09)          (0.00)       10.08      1.67     129,599         0.26

                                                         Ratio of
                                                            Net
                                                        Investment
                                                          Income/
                                           Ratio of     (Loss) to
                        Ratio of Net     Expenses to      Average
                         Investment      Average Net    Net Assets
                       Income/(Loss)        Assets        (Before      Portfolio
                         to Average      (Before Fee        Fee        Turnover
                         Net Assets        Waivers)       Waivers)       Rate
LIMITED MATURITY BOND FUND
Class I
2003*                        2.81%           0.66%          2.71%          84%
2003                         3.17            0.64           3.07          117
2002 2                       4.89            0.63           4.79          110
2001                         5.98            0.73           5.80           87
2000                         5.84            0.74           5.64           90
1999                         5.49            0.65           5.27          190
TOTAL RETURN ADVANTAGE FUND
Class I
2003*                        4.10%           0.75%          3.95%          48%
2003                         4.60            0.73           4.45          108
2002 3                       5.42            0.72           5.25           88
2001                         5.95            0.79           5.67          182
2000                         6.17            0.77           5.88          121
1999                         5.72            0.65           5.52          142
ULTRA SHORT BOND FUND
Class I
2003*                        1.69%           0.58%          1.49%          33%
2003 4                       1.81            0.58           1.49          239


* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Limited Maturity Bond Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began including paydown gains and losses in interest income. There was no effect on per share data, from these changes, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 4.90% for Class I for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 4.89% for Class I for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) As required, effective June 1, 2001, Total Return Advantage Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began including paydown gains and losses in interest income. There was no effect on per share data or on the Ratio of Net Investment Income to Average Net Assets, from these changes, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(4) Ultra Short Bond Fund Class I commenced operations on December 2, 2002. All ratios for the period have been annualized.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003
(Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated

                       Net                   Realized                                                                     Ratio of
                      Asset                    and                     Distributions                           Net         Expenses
                      Value,        Net     Unrealized    Dividends      from Net      Net Asset             Assets          to
                    Beginning   Investment     Gain        from Net      Realized       Value,               End of        Average
                       of         Income    (Loss) on     Investment      Capital       End of     Total     Period          Net
                     Period       (Loss)   Investments     Income         Gains         Period    Return+     (000)         Assets
INTERMEDIATE TAX EXEMPT BOND FUND
Class I
2003*                $10.61       $0.21 1    $(0.21)       $(0.20)         $(0.00)      $10.41     (0.02)%  $178,902         0.63%
2003                  10.17        0.40 1      0.44         (0.40)          (0.00)       10.61      8.45     175,441         0.60
2002 2                10.01        0.42 1      0.16         (0.42)          (0.00)       10.17      5.86     167,578         0.60
2001                   9.50        0.43        0.51         (0.43)          (0.00)       10.01     10.07     162,015         0.60
2000                   9.96        0.42       (0.45)        (0.42)          (0.01)        9.50     (0.24)     95,634         0.54
1999                  10.03        0.45       (0.04)        (0.45)          (0.03)        9.96      4.07     100,638         0.36
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Class I
2003*                $11.45       $0.23 1    $(0.23)       $(0.22)         $(0.00)      $11.23      0.07%   $142,271         0.61% %
2003                  11.03        0.47 1      0.44         (0.47)          (0.02)       11.45      8.51     147,331         0.60
2002 3                10.94        0.49 1      0.10         (0.49)          (0.01)       11.03      5.54     137,902         0.59
2001                  10.38        0.50        0.56         (0.50)          (0.00)       10.94     10.36     148,726         0.60
2000                  10.91        0.47       (0.52)        (0.47)          (0.01)       10.38     (0.42)    156,734         0.81
1999                  11.06        0.47       (0.08)        (0.47)          (0.07)       10.91      3.54     192,536         0.76

                                                         Ratio of
                                                            Net
                                                        Investment
                                                          Income/
                                           Ratio of     (Loss) to
                        Ratio of Net     Expenses to      Average
                         Investment      Average Net    Net Assets
                       Income/(Loss)        Assets        (Before      Portfolio
                         to Average      (Before Fee        Fee        Turnover
                         Net Assets        Waivers)       Waivers)       Rate
INTERMEDIATE TAX EXEMPT BOND FUND
Class I
2003*                   3.99%           0.78%          3.84%          3%
2003                    3.92            0.75           3.77           11
2002 2                  4.19            0.75           4.04           19
2001                    4.39            0.80           4.19           27
2000                    4.37            0.81           4.10           65
1999                    4.39            0.87           3.88           23
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Class I
2003*                   4.18%           0.76%          4.03%           3%
2003                    4.24            0.75           4.09            7
2002 3                  4.47            0.74           4.32            6
2001                    4.62            0.80           4.42           16
2000                    4.46            0.91           4.36           10
1999                    4.21            1.05           3.92            7


* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began accreting market discount on fixed income securities. This resulted in a $0.01 increase in Net Investment Income Per Share and a decrease of $0.01 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 4.12% for Class I for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 4.19% for Class I for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) As required, effective June 1, 2001, Michigan Intermediate Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began accreting market discount on fixed income securities. There was no effect on per share data, from these changes, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 4.44% for Class I for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 4.47% for Class I for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Six Months Ended November 30, 2003
(Unaudited) and for the Years Ended May 31, Unless Otherwise Indicated

                       Net                   Realized                                                                     Ratio of
                      Asset                    and                     Distributions                           Net         Expenses
                      Value,        Net     Unrealized    Dividends      from Net      Net Asset             Assets          to
                    Beginning   Investment     Gain        from Net      Realized       Value,               End of        Average
                       of         Income    (Loss) on     Investment      Capital       End of     Total     Period          Net
                     Period       (Loss)   Investments     Income         Gains         Period    Return+     (000)         Assets
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Class I
2003*                $11.70       $0.21 1    $(0.22)        $(0.21)        $(0.00)      $11.48     (0.10)%  $170,743         0.64%
2003                  11.20        0.44 1      0.50         (0.44)          (0.00)       11.70      8.56     167,899         0.60
2002 2                11.04        0.47 1      0.16         (0.47)          (0.00)       11.20      5.81     154,461         0.60
2001                  10.49        0.48        0.55         (0.48)          (0.00)       11.04     10.00     156,655         0.56
2000                  11.03        0.48       (0.53)        (0.48)          (0.01)       10.49     (0.40)    166,164         0.52
1999                  11.13        0.53       (0.09)        (0.53)          (0.01)       11.03      3.94     205,365         0.28
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Class I
2003*                $10.96       $0.19 1    $(0.25)       $(0.18)         $(0.00)      $10.72     (0.52)%   $55,033         0.69%
2003                  10.47        0.41 1      0.49         (0.41)          (0.00)       10.96      8.76      55,503         0.65
2002 3                10.36        0.46 1      0.11         (0.46)          (0.00)       10.47      5.57      51,319         0.64
2001                   9.89        0.47 1      0.47         (0.47)          (0.00)       10.36      9.64      45,441         0.63
2000                  10.39        0.45       (0.46)        (0.47)          (0.02)        9.89     (0.06)     45,021         0.53
1999                  10.45        0.51       (0.07)        (0.49)          (0.01)       10.39      4.21      40,171         0.48

                                                         Ratio of
                                                            Net
                                                        Investment
                                                          Income/
                                           Ratio of     (Loss) to
                        Ratio of Net     Expenses to      Average
                         Investment      Average Net    Net Assets
                       Income/(Loss)        Assets        (Before      Portfolio
                         to Average      (Before Fee        Fee        Turnover
                         Net Assets        Waivers)       Waivers)       Rate
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Class I
2003*                   3.59%           0.79%          3.44%           5%
2003                    3.85            0.75           3.70            6
2002 2                  4.20            0.75           4.05           19
2001                    4.44            0.76           4.24           20
2000                    4.52            0.80           4.24           31
1999                    4.77            0.78           4.27           19
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Class I
2003*                   3.52%           0.84%          3.37%           5%
2003                    3.84            0.80           3.69           12
2002 3                  4.40            0.79           4.25           13
2001                    4.57            0.86           4.34           25
2000                    4.55            0.84           4.24           38
1999                    4.80            0.83           4.45           15


* For the six months ended November 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
(1) Per share data calculated using average shares outstanding method.
(2) As required, effective June 1, 2001, Ohio Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began accreting market discount on fixed income securities. There was no effect on per share data, from these changes, for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets before the adoption was 4.22% for Class I for the year ended May 31, 2002. The Ratio of Net Investment Income to Average Net Assets after the adoption was 4.20% for Class I for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
(3) As required, effective June 1, 2001, Pennsylvania Intermediate Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guidelines for Investment Companies and began accreting market discount on fixed income securities. There was no effect on per share data or the Ratio of Net Investment Income to Average Net Assets, from these changes, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                        RICHARD W. FURST
CHAIRMAN                               Garvice D. Kincaid Professor of Finance and Dean
Retired Co-Chairman, Ernst & Young        Emeritus, Gatton College of Business and
Director:                                 Economics, University of Kentucky
Commercial Metals Company
Strategic Distribution, Inc.           GERALD L. GHERLEIN
                                       Retired Executive Vice President and
HERBERT R. MARTENS, JR.                   General Counsel, Eaton Corporation
PRESIDENT
Executive Vice President,              KATHLEEN A. OBERT
   National City Corporation           Chairman and Chief Executive Officer
Chairman and Chief Executive              Edward Howard & Co.
   Officer, NatCity Investments, Inc.

JOHN G. BREEN                          J. WILLIAM PULLEN
Retired Chairman and CEO,              President and Chief Executive Officer,
   The Sherwin Williams Co.               Whayne Supply Company
Director:
The Sherwin Williams Co.
Parker Hannifin Corp.
Mead Westvaco Corp.
Goodyear Tire & Rubber Co.
The Stanley Works

JOHN F. DURKOTT
President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.

ROBERT J. FARLING
Retired Chairman, President and Chief
   Executive Officer, Centerior Energy





                                                          [SAILBOAT LOGO]
                                                                 ARMADA(R)
                                                                    FUNDS

                                                      WWW.ARMADAFUNDS.COM

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at PUBLICINFO@SEC.GOV or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

[SAILBOAT LOGO]
ARMADA(R)
    FUNDS

WWW.ARMADAFUNDS.COM

Armada Funds' Investment Company Act registration number is 811-4416